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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                  811-4852
                                  --------------------------------------------


                           The Victory Portfolios
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


            3435 Stelzer Road Columbus, OH                      43219
------------------------------------------------------------------------------
       (Address of principal executive offices)              (Zip code)


                BISYS Fund Services, Inc. Columbus, OH 43219
------------------------------------------------------------------------------
                   (Name and address of agent for service)


Registrant's telephone number, including area code:        614-470-8000
                                                   ---------------------------


Date of fiscal year end:            10/31/04
                        --------------------------------


Date of reporting period:            7/31/04
                         -------------------------------


     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

The Victory Portfolios

Institutional Money Market Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands)


                                                 Principal
                                                  Amount             Value


Certificates of Deposit (9.4%)

Abbey National Treasury Services,                 $20,000         $   19,991
1.21%*, 5/26/05

Canadian Imperial Bank of Commerce                 15,000             14,938
NY, 1.32%, 3/3/05

Credit Suisse First Boston NY, 1.45%*,             12,000             12,000
8/6/04

Credit Suisse First Boston NY, 1.49%,              55,000             55,001
9/30/04

HBOS Treasury Services NY, 1.71%,                  15,000             15,000
12/30/04

Rabobank, 1.07%, 9/30/04                           25,000             24,991
                                                                  ----------
Total Certificates of Deposit
(Amortized Cost $141,921)                                            141,921
                                                                  ----------


Commercial Paper (40.3%)

Amstel Funding Corp., 1.36%,                       40,000             39,956
8/30/04 (f)

Amstel Funding Corp., 1.37%, 9/1/04 (f)            24,000             23,972

Beta Finance, 1.40%, 9/7/04 (f)                    14,000             13,980

Blue Bell Funding, 1.30%, 8/2/04 (f)               40,000             39,998

Blue Bell Funding, 1.37%, 8/19/04 (f)              15,000             14,990

Blue Bell Funding, 1.42%, 8/25/04 (f)              20,000             19,981

Cafco LLC, 1.32%, 8/18/04 (f)                      45,000             44,972

Cafco LLC, 1.43%, 9/2/04 (f)                       29,100             29,063

Edison Asset Securitization, 1.30%,                50,000             49,978
8/13/04 (f)

Eureka Securitization, Inc., 1.35%,                10,100             10,091
8/25/04 (f)

Eureka Securitization, Inc., 1.36%,                30,000             29,972
8/26/04 (f)

Goldman Sachs Group, Inc., 1.42%*,                 60,000             60,000
1/18/05

Mont Blanc Capital Corp., 1.33%,                   50,000             49,968
8/19/04 (f)

Mont Blanc Capital Corp., 1.36%,                   12,365             12,356
8/20/04 (f)

Mont Blanc Capital Corp., 1.40%,                   10,000              9,991
8/23/04 (f)

Sheffield Receivables Corp., 1.29%,                49,510             49,496
8/9/04 (f)

Tango Finance Corp., 1.15%, 8/31/04 (f)            30,000             29,971

Tango Finance Corp., 1.40%, 9/7/04 (f)             13,000             12,981

Texas Department of Economics, 1.34%,              12,000             11,995
8/12/04

Wells Fargo & Co., 1.32%, 8/12/04                  35,000             34,986

Windmill Funding Corp., 1.33%,                      6,000              5,996
8/18/04 (f)

Windmill Funding Corp., 1.45%,                     13,000             12,976
9/15/04 (f)
                                                                  ----------
Total Commercial Paper
(Amortized Cost $607,669)                                            607,669
                                                                  ----------


Corporate Bonds (24.2%)

3M Co., 4.15%, 6/30/05, MTN                         5,000              5,089

CIT Group, Inc., 2.85%*, 9/20/04,                  20,550             20,583
MTN

CIT Group, Inc., 7.13%, 10/15/04                    9,750              9,861

CIT Group, Inc., 1.51%*, 2/14/05,                  43,800             43,860
MTN

DAPSCO, Inc., 1.48%*, 2/1/15                        4,260              4,260

Dickinson Press, Inc., 1.55%*, 8/1/18,              2,000              2,000
LOC Huntington National Bank

Ellison Surface Technologies, Inc.,                 4,100              4,100
1.48%*, 8/1/23, LOC US Bank

Ellison Surface Technologies, Inc.,                 3,785              3,785
1.48%*, 8/1/23, LOC US Bank

Fairfield Christian Church, 1.60%*,                 5,875              5,875
4/1/22, LOC Huntington National Bank

Fresh Unlimited, Inc., 1.48%*, 7/1/20               3,215              3,215

Gardner Publications, Inc., Series 2000,            5,825              5,825
1.48%*, 10/1/10, LOC Fifth Third Bank

General Electric Capital Corp., 4.25%,              4,793              4,846
1/28/05, MTN

Household Finance Corp., 8.00%,                     9,000              9,400
5/9/05

Huntington National Bank, 1.18%*,                  17,400             17,396
11/5/04

International Lease Finance Corp.,                  8,480              8,668
5.54%, 3/21/05, MTN

Jackson Tube Service, Inc., Series 2000,            4,000              4,000
1.48%*, 7/1/10, LOC Fifth Third Bank

Liberty Light US Capital, 1.41%*,                  25,000             24,999
8/27/04, MTN (f)

Liberty Light US Capital, 1.42%*,                  10,000              9,999
4/26/05, MTN (f)

Luken-Woodlawn LLC, 1.48%*, 2/1/18                  3,120              3,120

Mega Star Arbor LLC, 1.60%*, 2/1/22                 8,335              8,335

Morgan Stanley, 1.50%*, 8/15/05, MTN               60,000             60,081

National Rural Utilities, 1.58%*, 2/7/05           11,000             11,023

Pfizer, Inc., 3.63%, 11/1/04                        3,500              3,519

Scott Street Land Co., Series 2000,                 6,690              6,690
1.48%*, 1/3/22

SeaRiver Maritime, Inc., 1.37%*,                   23,900             23,900
10/1/11

Sigma Finance, Inc., 1.32%*, 10/14/04,             50,000             49,997
MTN (f)

Texas Disposal Systems, Series 2000,                3,700              3,700
1.48%*, 5/1/12, LOC Bank of America

White Brothers Properties/Auto Mall                 3,600              3,600
Drive LLC, 1.60%*, 11/1/18

YMCA of Greater Cleveland, Series                   3,330              3,330
2000, 1.48%*, 4/1/25
                                                                  ----------
Total Corporate Bonds
(Amortized Cost $365,056)                                            365,056
                                                                  ----------


Repurchase Agreement (20.9%)

ABN Amro Bank, NV, 1.36%, 8/2/04
(Proceeds at maturity $60,007,
collateralized by $61,200 various
U.S. Government Securities,
7.50%-9.50%, 5/1/25-4/1/32,
market value $60,812)                              60,000             60,000

Bear Stearns & Co., 1.37%, 8/2/04
(Proceeds at maturity $50,006,
collateralized by $51,379 various U.S.
Government and Corporate Securities,
0.00%-8.75%, 2/15/11-6/10/37,
market value $51,361)                              50,000             50,000

Deutsche Bank Securities, Inc.,
1.36%, 8/2/04
(Proceeds at maturity $50,006,
collateralized by $51,000 various
U.S. Government Securities,
4.38%-5.50%, 2/1/34-8/1/34,
market value $50,801)                              50,000             50,000

Lehman Brothers, Inc.,
1.35%, 8/2/04
(Proceeds at maturity $50,002,
collateralized by $50,997 U.S.
Government Security,
4.76%, 7/1/34, market value $50,807)               50,000             50,000

UBS Warburg, 1.36%, 8/2/04
(Proceeds at maturity $106,212,
collateralized by $108,328 various
U.S. Government Securities,
1.45%-6.60%, 3/11/05-11/17/08,
market value $107,663)                            106,200            106,200
                                                                  ----------
Total Repurchase Agreement
(Amortized Cost $316,200)                                            316,200
                                                                  ----------


Taxable Municipal Bonds (1.6%)

Colorado (0.3%)

County of Arapahoe, IDR, 1.60%*,                    4,080              4,080
8/1/17, LOC Huntington National Bank                              ----------


Georgia (0.5%)

Savannah College of Art & Design,                   7,000              7,000
Series 2004, 1.48%*, 4/1/24,                                      ----------
LOC Bank of America N.A.


Iowa (0.2%)

Woodbury County, Healthcare Revenue,                3,400              3,400
1.50%*, 12/1/14, LOC Wells Fargo Bank                             ----------


Washington (0.6%)

State Housing Finance Commission,                   9,460              9,460
Multifamily Revenue, 1.45%*, 1/1/12,                              ----------
LOC US Bank

Total Taxable Municipal Bonds
(Amortized Cost $23,940)                                              23,940
                                                                  ----------

U.S. Government Agencies (3.6%)

Federal Home Loan Bank (1.7%)

1.42%, 11/12/04                                     5,000              4,980

1.65%, 5/17/05, Callable 10/21/04 @100             14,000             14,000

1.77%, 5/27/05, Callable 8/4/04 @100                7,000              6,997
                                                                  ----------
                                                                      25,977

Federal National Mortgage Assoc. (0.9%)

1.75%, 5/23/05, Callable 10/28/04 @100             14,000             14,000

1.40%, 3/29/05, Callable 9/4/04 @100               15,000             15,000
                                                                  ----------
Total U.S. Government Agencies
  (Amortized Cost $54,977)                                            54,977
                                                                  ----------
Total Investments
  (Amortized Cost $1,509,763) - 100.0%                             1,509,763
                                                                  ----------
Other assets in
  excess of liabilities - 0.0%                                           152
                                                                  ----------
NET ASSETS - 100.0%                                               $1,509,915
                                                                  ==========

------------

See notes to schedules of portfolio investments.

The Victory Portfolios

Victory Federal Money Market Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands)


                                                  Principal
                                                   Amount               Value


U.S. Treasury Obligations  (1.6%)


U.S. Treasury Notes  (1.6%)

5.88%, 11/15/04                                   $25,000            $   25,343
                                                                     ----------
Total U.S. Treasury Obligations
(Amortized Cost $25,343)                                                 25,343
                                                                     ----------


U.S. Government Agencies  (39.0%)


Federal Farm Credit Bank  (1.2%)

1.17%, 8/5/04                                      19,000                18,998
                                                                     ----------

Federal Home Loan Bank  (17.7%)

2.25%, 8/13/04                                     18,500                18,507
4.63%, 8/13/04                                     15,315                15,332
3.63%, 10/15/04                                    10,250                10,299
1.41%, 11/10/04                                    10,000                 9,960
1.30%, 2/23/05                                     16,800                16,800
1.35%*, 2/25/05, Callable 8/6/04 @100              15,000                15,000
1.71%*, 3/9/05, Callable 8/17/04 @100              45,000                45,000
1.62%*, 3/29/05, Callable 9/29/04 @100             50,000                50,000
1.40%, 4/1/05, Callable 9/8/04 @100                13,000                13,000
1.26%, 4/8/05, Callable 9/15/04 @100               20,000                20,000
1.70%*, 4/28/05, Callable 10/28/04 @100            30,000                30,000
1.78%, 5/27/05                                     30,000                30,000
                                                                     ----------
                                                                        273,898

Federal Home Loan
Mortgage Corp.  (6.6%)

1.40%, 8/11/04                                     10,000                10,000
1.18%, 8/24/04                                     25,000                24,981
1.25%, 9/9/04                                      10,000                 9,986
3.25%, 11/15/04                                    25,000                25,131
1.67%, 12/8/04                                     32,950                32,753
                                                                     ----------
                                                                        102,851

Federal National Mortgage
Association  (12.5%)

1.31%, 8/11/04                                    125,000               124,954
3.50%, 9/15/04                                     24,400                24,471
1.88%, 12/15/04                                    30,112                30,127
1.40%, 3/29/05, Callable 9/4/04 @100               15,000                15,007
                                                                     ----------
                                                                        194,559

Student Loan Marketing Assoc.  (1.0%)

1.49%*, 9/16/04                                    15,000                14,999
                                                                     ----------
Total U.S. Government Agencies
(Amortized Cost $605,305)                                               605,305
                                                                     ----------

Repurchase Agreement  (59.3%)


ABN Amro Bank, NV, 1.36%, 8/2/04
(Proceeds at maturity $75,009,
collateralized by $76,500
various U.S. Government Securities,
7.60%-10.00%, 12/1/21-10/1/31,
market value $75,975)                              75,000                75,000

Bear Stearns & Co., 1.37%, 8/2/04
(Proceeds at maturity $250,029,
collateralized by $255,005
various U.S. Government Securities,
0.00%-8.00%, 1/1/09-7/1/34,
market value $254,121)                            250,000               250,000

Deutsche Bank Securities, Inc.,
1.36%, 8/2/04 (Proceeds at maturity
$75,009, collateralized by $76,500
various U.S. Government
Securities, 3.78%-6.00%, 2/15/32-8/1/36,
market value $76,227)                              75,000                75,000

Greenwich Partners, LLC, 1.37%, 8/2/04
(Proceeds at maturity
$250,029, collateralized by $255,005
various U.S. Government
Securities, 0.00%-3.38%,
7/31/04-11/15/08, market value $253,702)          250,000               250,000

Lehman Brothers, Inc., 1.35%, 8/2/04
(Proceeds at maturity $75,008,
collateralized by $76,495
U.S. Government Security, 4.76%, 7/1/34,
market value $76,211)                              75,000                75,000

Morgan Stanley & Co., 1.36%, 8/2/04
(Proceeds at maturity $75,009,
collateralized by $77,250
various U.S. Government Securities,
3.47%-8.00%, 12/1/21-3/1/34,
market value $76,930)                              75,000                75,000

UBS Warburg, LLC, 1.36%, 8/2/04
(Proceeds at maturity $120,861,
collateralized by $123,264
various U.S. Government Securities,
0.00%-3.10%, 1/15/05-5/15/24,
market value $122,899)                            120,847               120,847
                                                                     ----------
Total Repurchase Agreement
(Amortized Cost $920,847)                                               920,847
                                                                     ----------
Total Investments
(Amortized Cost $1,551,495) - 99.9%                                   1,551,495
                                                                     ----------
Other assets in excess
of liabilities - 0.1%                                                       858
                                                                     ----------
NET ASSETS - 100.0%                                                  $1,552,353
                                                                     ==========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Gradison Government Reserves Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands)


                                                  Principal
                                                   Amount              Value


U.S. Government Agencies  (88.2%)


Federal Farm Credit Bank  (17.0%)

1.17%, 8/5/04                                      $81,000          $   80,989
1.26%, 8/17/04                                      90,000              89,950
1.33%*, 8/24/04                                    110,000             109,997
2.38%, 10/1/04                                      20,000              20,040
1.28%*, 10/6/04                                     50,000              49,999
3.88%, 12/15/04                                     32,150              32,469
1.54%*, 1/27/05                                     25,000              25,000
1.26%*, 2/3/05                                      30,000              29,998
1.27%*, 3/1/05                                      75,000              75,000
                                                                    ----------
                                                                       513,442

Federal Home Loan Bank  (70.0%)

1.30%, 8/2/04                                      284,097             284,087
1.27%, 8/4/04                                       66,400              66,400
1.24%, 8/6/04                                       35,000              34,994
1.23%, 8/11/04                                     103,275             103,240
1.24%, 8/13/04                                     129,000             128,947
2.25%, 8/13/04                                      99,000              99,034
6.25%, 8/13/04                                      10,000              10,017
1.21%, 8/16/04                                      10,000               9,995
1.27%, 8/18/04                                      33,250              33,230
1.28%, 8/20/04                                      46,570              46,539
1.35%, 9/15/04                                      50,000              49,916
1.06%, 9/16/04                                      26,177              26,141
1.36%, 9/17/04                                      50,000              49,911
1.45%, 10/8/04                                      50,000              49,863
1.48%, 10/15/04                                     50,000              49,846
3.91%, 10/27/04                                     10,000              10,066
1.51%, 11/3/04                                      50,895              50,694
1.41%, 11/10/04                                     15,000              14,941
1.53%, 11/19/04                                     13,766              13,702
1.51%, 12/8/04                                      50,000              50,053
3.88%, 12/15/04                                     59,550              60,039
1.30%, 2/23/05                                      43,000              43,000
1.35%*, 2/25/05, Callable 8/6/04 @100               35,000              35,000
1.29%*, 3/3/05                                      65,000              65,000
1.71%*, 3/9/05, Callable 8/17/04 @100              105,000             105,000
1.62%*, 3/29/05, Callable 9/29/04 @100             100,000             100,000
1.51%*, 3/30/05                                    134,000             133,996
1.40%, 4/1/05, Callable 9/8/04 @100                 30,000              30,000
1.26%, 4/8/05, Callable 9/15/04 @100                55,000              55,000
1.37%*, 4/25/05                                     50,000              49,994
1.70%*, 4/28/05, Callable 10/28/04 @100             70,000              70,000
1.42%*, 4/29/05, Callable 10/6/04 @100             100,000             100,000
1.80%, 5/17/05, Callable 8/17/04 @100               10,000              10,000
1.78%, 5/27/05                                      70,000              70,000
                                                                    ----------
                                                                     2,108,645

Student Loan Marketing Assoc.  (1.2%)

1.49%*, 9/16/04                                     35,000              34,999
                                                                    ----------
Total U.S. Government Agencies
(Amortized Cost $2,657,086)                                          2,657,086
                                                                    ----------

U.S. Treasury Obligations  (0.8%)


U.S. Treasury Notes  (0.8%)

5.88%, 11/15/04                                     25,000              25,339
                                                                    ----------
Total U.S. Treasury Obligations
(Amortized Cost $25,339)                                                25,339
                                                                    ----------
Total Investments
(Amortized Cost $2,682,425) - 89.0%                                  2,682,425
                                                                    ----------
Other assets in excess
of liabilities - 11.0%                                                 332,544
                                                                    ----------
NET ASSETS - 100.0%                                                 $3,014,969
                                                                    ==========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Prime Obligations Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands)


                                                  Principal
                                                    Amount              Value


Certificates of Deposit  (11.6%)

Abbey National Treasury Services,                  $20,000           $   19,991
1.21%*, 5/26/05

Canadian Imperial Bank of Commerce                  15,000               14,938
NY, 1.32%, 3/3/05

Comerica Bank, 1.33%*, 9/3/04                       10,000               10,000

Credit Suisse First Boston NY, 1.45%*,              13,000               13,000
8/6/04

Credit Suisse First Boston NY, 1.49%,               55,000               55,001
9/30/04

HBOS Treasury Services NY, 1.71%,                   15,000               15,000
12/30/04

Huntington National Bank, 1.28%*,                   25,000               25,015
2/10/05

Rabobank, 1.07%, 9/30/04                            11,500               11,496
                                                                     ----------
Total Certificates of Deposit
(Amortized Cost $164,441)                                               164,441
                                                                     ----------


Commercial Paper  (33.3%)

Amstel Funding Corp., 1.36%,                        13,000               12,986
8/30/04 (f)

Amstel Funding Corp., 1.37%, 9/1/04 (f)             24,050               24,022

Blue Bell Funding, 1.36%, 8/16/04 (f)               20,000               19,989

Blue Bell Funding, 1.37%, 8/19/04 (f)               15,000               14,990

Blue Bell Funding, 1.42%, 8/25/04 (f)               35,000               34,967

Edison Asset Securitization, 1.30%,                 45,000               44,981
8/13/04 (f)

Eureka Securitization, Inc., 1.33%,                 50,000               49,964
8/20/04 (f)

Goldman Sachs Group, Inc., 1.42%*,                  60,000               59,999
1/18/05

Mont Blanc Capital Corp., 1.36%,                    20,000               19,981
8/26/04 (f)

Mont Blanc Capital Corp., 1.39%,                    25,000               24,971
8/31/04 (f)

National Cooperative Services, 1.35%,               22,066               22,053
8/17/04 (f)

Tango Finance Corp., 1.20%, 8/23/04 (f)             42,800               42,768

Tango Finance Corp., 1.15%, 8/31/04 (f)             13,000               12,988

Wells Fargo & Co., 1.32%, 8/12/04                   35,000               34,986

Windmill Funding Corp., 1.30%,                      20,000               19,992
8/12/04  (f)

Windmill Funding Corp., 1.33%,                      30,000               29,983
8/16/04 (f)                                                          ----------

Total Commercial Paper
(Amortized Cost $469,620)                                               469,620
                                                                     ----------

Corporate Bonds  (29.7%)

215 Jane Investors LLC,
1.50%*, 6/1/27,                                      2,535                2,535
LOC Fleet National Bank

American Micro Products,
1.48%*, 7/1/11,                                      4,000                4,000
LOC US Bank NA

Anchor Holdings II LLC, 1.48%*,                     13,830               13,830
4/15/26

Bluegrass Paving, Inc.,
1.55%*, 3/1/11,                                      1,450                1,450
LOC Firstar Bank

Carenet Health Systems,
1.48%*, 9/1/25,                                      5,100                5,100
LOC Bank of America

Champion Brands, Inc.,
1.48%*, 12/1/10,                                     4,700                4,700
LOC Bank of America

CIT Group, Inc.,
2.85%*, 9/20/04, MTN                                17,900               17,928

CIT Group, Inc.,
1.51%*, 2/14/05, MTN                                31,900               31,945

CIT Group, Inc.,
2.10%*, 7/29/05, MTN                                23,000               23,092

Clinic Investment LP,
Series 2000,                                         5,790                5,790
1.52%*, 6/1/15

Concorde Group Ltd.,
1.52%*, 10/1/19                                      2,795                2,795

Finley Distributing Co.,
1.48%*, 5/1/11,                                      6,965                6,965
LOC Bank of America

Florence Center Association, 1.53%*,                 1,500                1,500
12/1/11, LOC Firstar Bank

Four Flags Properties, Inc., 1.48%*,                 4,750                4,750
10/1/28

General Electric Capital Corp., 4.25%,               5,000                5,056
1/28/05, MTN

General Secretariat Oas, 1.48%*, 3/1/33,            12,700               12,700
LOC Bank of America

Glacier 600 LLC, 1.45%*, 11/1/16, LOC                5,075                5,075
US Bank NA

Golden Oval Eggs, 1.50%*, 7/1/15, LOC               13,100               13,100
US Bank Trust NA

Goldman Sachs Group LP, 1.91%*,                     10,000               10,025
3/16/05, MTN (f)

Harper Co., 1.53%*, 3/1/08,
LOC Firstar Bank                                     2,050                2,050


Hoseki Homes I, 1.53%*, 6/1/21, LOC                  4,530                4,530
Huntington National Bank

Household Finance Corp., 8.00%,                      9,000                9,400
5/9/05

International Lease Finance Corp.,                   9,000                9,199
5.54%, 3/21/05, MTN

JP Extrusions, Inc.,
1.52%*, 12/1/20,                                     4,200                4,200
LOC Bank One

Kissel Holdings, Inc.,
1.48%*, 12/1/17,                                     3,215                3,215
LOC Star Bank

Laurel Grocery Co. LLC, 1.48%*,                      2,345                2,345
12/1/14

Liberty Light US Capital, 1.42%*,                   10,000                9,999
4/26/05, MTN (f)

Maruga, Series 1999-A, 1.48%*, 2/1/20,               4,660                4,660
LOC Fifth Third Bank

Mississippi Business Finance Corp.,                  8,100                8,100
1.53%, 10/4/04, LOC BP Amoco

Morgan Stanley, 1.50%*, 8/15/05,                    60,000               60,082
MTN

Neltner Properties LLC,
1.48%*, 12/1/19,                                     3,610                3,610
LOC Firstar Bank

Orthopaedic Institute,
1.60%*, 11/1/11,                                     8,440                8,440
LOC Huntington Bank

Pomeroy Investments, 1.48%*, 9/1/15,                 2,850                2,850
LOC Firstar Bank

Richfield Technology Associates LLC,                 3,950                3,950
1.48%*, 4/1/20, LOC Firstar Bank

RKS LLC, 1.50%*, 5/1/26, LOC                         7,500                7,500
AmSouth Bank (f)

RMD Corp., 1.48%*, 11/1/11, LOC Fifth                5,900                5,900
Third Bank (f)

SeaRiver Maritime, Inc., 1.37%*,                    22,100               22,100
10/1/11

Sigma Finance, Inc., 1.32%*, 10/14/04,              50,000               49,997
MTN (f)

Southwestern Ohio Steel, 1.48%*,                     2,755                2,755
4/1/08, LOC Firstar Bank

Stevenson Photo Color Co., 1.48%*,                   5,615                5,615
8/1/19

Summit Country Day School, Series                   10,010               10,010
2003, 1.48%*, 11/1/09

Telesis/Autumn Leaves Ltd., 1.48%*,                  4,490                4,490
11/1/04, LOC Nationsbank

Vista Funding Corp., 1.48%*, 8/1/17,                 1,812                1,812
LOC Fifth Third Bank
                                                                     ----------

Total Corporate Bonds
(Amortized Cost $419,145)                                               419,145
                                                                     ----------


Repurchase Agreement  (15.7%)

Bear Stearns & Co.,
1.37%, 8/2/04
(Proceeds at maturity $50,006,
collateralized by
$51,001 various U.S.
Government Securities,
4.50%-6.50%, 7/1/19-7/1/34,
market value $50,819)                               50,000               50,000

Deutsche Bank Securities, Inc.,
1.36%, 8/2/04
(Proceeds at maturity $50,006,
collateralized by
$51,000, various U.S.
Government Securities,
2.40%-4.38%, 5/1/29-2/1/34,
market value $50,838)                               50,000               50,000

UBS Warburg, 1.36%, 8/2/04
(Proceeds at maturity $121,764,
collateralized by
$124,185 various U.S.
Government Securities,
0.00%-6.25%, 11/15/09-12/15/17,
market value $123,622)                             121,750              121,750
                                                                     ----------
Total Repurchase Agreement
(Amortized Cost $221,750)                                               221,750
                                                                     ----------


Taxable Municipal Bonds  (5.7%)

Florida  (1.7%)

Osceola County Housing Finance                       2,610                2,610
Authority, Revenue, 1.58%*, 9/15/35,
LOC JP Morgan Chase Bank

Polk County Industrial Development                  20,000               20,000
Authority, Revenue, Watson Clinic,                                   ----------
1.48%*, 12/1/18, LOC Nationsbank N.A.
                                                                         22,610


Kentucky  (1.4%)

Boone County Industrial Building                     2,005                2,005
Revenue, Hennegan Co. Project, Series B,
1.48%*, 4/1/16, LOC Star Bank

Walton Industrial Building Revenue,                  4,025                4,025
Clarion Manufacturing Corp. of America
Project, 1.48%*, 8/1/17,
LOC Fifth Third Bank

Warren County Industrial Development                14,200               14,200
Authority, Revenue, Stupps Brothers,                                 ----------
Inc., Series B-2, 1.48%*, 12/1/18,
LOC Bank of America
                                                                         20,230


Massachusetts  (0.1%)

State Industrial Finance Agency                      1,815                1,815
Revenue, Southcoast Nursing, 1.50%*,                                 ----------
1/1/28, LOC Fleet National Bank


Missouri  (0.4%)

State Development Finance Board,                     5,200                5,200
Infastructure Facilities Revenue,                                    ----------
St. Louis Center, Series B,
1.45%*, 12/1/20, LOC Firstar Bank


Ohio  (0.6%)

Cleveland-Cuyahoga County Port                       8,850                8,850
                                                                     ----------
Authority Revenue, PRL Corp. Project,
1.52%*, 12/1/11, LOC Fifth Third Bank


Texas  (1.5%)

State, Veterans Housing, GO, 1.37%*,                21,840               21,840
12/1/29                                                              ----------

Total Taxable Municipal Bonds
(Amortized Cost $80,545)                                                 80,545
                                                                     ----------

U.S. Government Agencies  (4.0%)

Federal Home Loan Bank  (1.8%)

1.42%, 11/12/04                                      5,000                4,980

1.65%, 5/17/05, Callable 10/21/04                   15,000               15,000
@100

1.77%, 5/27/05, Callable 8/4/04 @100                 7,000                6,997
                                                                     ----------
                                                                         26,977


Federal National Mortgage Assoc.  (1.1%)

1.75%, 5/23/05,
Callable 10/28/04 @100                              15,000               15,000
                                                                     ----------

1.40%, 3/29/05, Callable 9/4/04 @100                15,000               15,000
                                                                     ----------
Total U.S. Government Agencies
  (Amortized Cost $56,977)                                               56,977
                                                                     ----------
Total Investments
  (Amortized Cost $1,412,478) - 100.0%                                1,412,478
                                                                     ----------
Liabilities in excess
  of other assets - 0.0%                                                   (58)
                                                                     ----------
NET ASSETS - 100.0%                                                  $1,412,420
                                                                     ==========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Financial Reserves Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands)


                                               Principal
                                                Amount                  Value


Certificates of Deposit  (7.4%)

Bayerische Landesbank NY, 1.56%*,               $2,030                $  2,030
12/17/04

Canadian Imperial Bank of Commerce               5,000                   4,979
NY, 1.32%, 3/3/05

Credit Suisse First Boston NY, 1.49%,           20,000                  20,001
9/30/04

Rabobank, 1.07%, 9/30/04                        10,000                   9,996
                                                                      --------
Total Certificates of Deposit
(Amortized Cost $37,006)                                                37,006
                                                                      --------


Commercial Paper  (28.0%)


Blue Bell Funding, 1.37%, 8/19/04 (f)           20,000                  19,986

Edison Asset Securitization, 1.30%,             20,046                  20,037
8/13/04 (f)

Mont Blanc Capital Corp., 1.40%,                15,000                  14,988
8/23/04 (f)

National Cooperative Services, 1.35%,           25,000                  24,985
8/17/04 (f)

Northwest University, 1.40%, 9/2/04              5,000                   4,994

Tango Finance Corp., 1.30%, 8/9/04 (f)          10,000                   9,997

Tango Finance Corp., 1.27%, 8/23/04 (f)         10,350                  10,342

Wells Fargo & Co., 1.32%, 8/12/04               12,000                  11,995

Windmill Funding Corp., 1.30%,                  10,000                   9,996
8/12/04 (f)

Windmill Funding Corp., 1.33%,                  13,000                  12,993
8/16/04 (f)
                                                                      --------
Total Commercial Paper
(Amortized Cost $140,313)                                              140,313
                                                                      --------


Corporate Bonds  (40.8%)


2 Franks LLC, 1.65%*, 11/1/22                    1,800                   1,800

Bayerische Landesbank NY, 1.42%*,                2,000                   1,999
1/31/05, MTN

BF FT Myers/BF South, Inc., 1.48%*,              2,900                   2,900
11/1/17, LOC Fifth Third Bank

BP Capital Markets PLC, 4.63%,                   2,000                   2,045
5/27/05

Burgess & Niple, 1.52%*, 9/1/14, LOC             2,625                   2,625
National City Bank

Centerville Capital, 1.58%*, 10/1/26             5,715                   5,715

Cincinnati Hills Christian Academy,              5,210                   5,210
Inc., 1.48%*, 4/1/22, LOC Fifth Third Bank

CIT Group, Inc., 2.85%*, 9/20/04, MTN           10,000                  10,016

CIT Group, Inc., 6.63%, 6/15/05                  1,196                   1,240

CIT Group, Inc., 2.10%*, 7/29/05, MTN           14,375                  14,432

EZFlow LP, 1.48%*, 6/1/08, LOC Bank              5,830                   5,830
of America

Household Finance Corp., 8.00%,                  2,000                   2,089
5/9/05

International Business Machines Corp.,           9,400                   9,402
1.54%*, 9/10/04

JL Capital One LLC, Series 2002,                 2,900                   2,900
1.60%*, 11/1/12, LOC Old National Bank
& Wells Fargo

John E. Staten Properties, 1.52%*,               3,340                   3,340
10/1/21, LOC National City Bank

Karmann Technical Development                    1,280                   1,280
LLC/Pilot Drive Properties LLC, Series
2002, 1.60%*, 12/1/32

Liberty Light US Capital, 1.41%*,               25,000                  25,000
8/27/04, MTN (f)

Maruga, Series 1999b, 1.58%*, 9/1/16,            1,155                   1,155
LOC Firstar Bank (f)

Morgan Stanley, 1.50%*, 8/15/05,                20,000                  20,027
MTN

Newcourt Credit Group, Inc., 6.88%,              2,075                   2,133
2/16/05

Newport Investment Co. LLC, 1.48%*,              3,290                   3,290
12/1/22

Oak Crest Homes, Inc., 1.48%*,                   1,490                   1,490
11/1/26

QC Reprographics, Inc., 1.53%*, 2/1/21,          1,835                   1,835
LOC Firstar Bank

Redbank Professional Office Building,            2,990                   2,990
1.48%*, 5/1/21, LOC Firstar Bank

Rogers, Inc., 1.43%*, 10/1/37, LOC Fifth         1,250                   1,250
Third Bank

Salomon Smith Barney Holdings, Inc.,             4,000                   4,032
6.38%, 10/1/04

SeaRiver Maritime, Inc., 1.37%*,                15,700                  15,700
10/1/11

SGM Funding Corp., 1.48%*, 7/1/16,               2,300                   2,300
LOC Firstar Bank

SGM Funding Corp., 1.48%*, 6/1/22,               3,470                   3,470
LOC Firstar Bank

Sharp Electronics, 1.48%*, 12/1/12, LOC          2,810                   2,810
Fifth Third Bank

Sigma Finance, Inc., 1.32%*, 10/14/04,          25,000                  24,999
MTN (f)

Telesis/Autumn Leaves Ltd., 1.48%*,              5,760                   5,760
11/1/04, LOC Nationsbank

Tisdel Holdings, Inc., 1.48%*, 9/1/20,           2,210                   2,210
LOC Firstar Bank

Wagner Moving & Storage, 1.48%*,                 2,390                   2,390
7/1/22, LOC Fifth Third Bank

White Brothers Properties, 1.60%*,               3,300                   3,300
12/1/18 (f)

Yeager-Kreutzjan Partners, 1.60%*,               5,405                   5,405
5/1/22, LOC Huntington National Bank
                                                                      --------
Total Corporate Bonds
(Amortized Cost $204,369)                                              204,369
                                                                      --------

Repurchase Agreement  (14.1%)


Bear Stearns & Co., 1.37%, 8/2/04
(Proceeds at maturity $30,003
collateralized by $30,605
various U.S. Government Securities,
5.00%-6.50%, 6/1/29-7/1/34
market value $30,469)                           30,000                  30,000

Deutsche Bank Securities, Inc.,
1.36%, 8/2/04
(Proceeds at maturity $30,003
collateralized by $30,600
various U.S. Government Securities,
2.40%-7.01%, 12/1/10-5/1/29,
market value $30,534)                           30,000                  30,000

UBS Warburg, 1.36%, 8/2/04
(Proceeds at maturity $10,891
collateralized by $11,108
various U.S. Government Securities,
2.05%-3.60%, 11/4/05-4/8/09
market value $11,008)                           10,890                  10,890
                                                                      --------
Total Repurchase Agreement
(Amortized Cost $70,890)                                                70,890
                                                                      --------


Taxable Municipal Bonds  (6.3%)


Arizona  (1.3%)

Tucson Airport Authority, Inc., 1.48%*,
10/1/28, LOC Bank of America                     6,600                   6,600
                                                                      --------

Florida  (3.2%)

Polk County Industrial Development
Authority, Revenue, Watson Clinic,
1.48%*, 12/1/18, LOC Nationsbank N.A.            8,700                   8,700

Watson Clinic, 1.48%*, 12/1/18, LOC
Bank of America                                  7,300                   7,300
                                                                      --------
                                                                        16,000

Kentucky  (0.8%)

Warren County Industrial Development
Authority, Revenue, Stupps Brothers,
Inc., Series B-2, 1.48%*, 12/1/18, LOC
Bank of America                                  4,100                   4,100
                                                                      --------

New Mexico  (0.4%)

Albuquerque Industrial Revenue, Ktech
Corp. Project, 1.60%*, 11/1/22, LOC
Wells Fargo Bank                                 1,900                   1,900
                                                                      --------

Texas  (0.6%)

Splendora Higher Education Facilities
Corp., Series B, 1.50%*, 12/1/26, LOC
Wells Fargo Bank                                 2,830                   2,830
                                                                      --------
Total Taxable Municipal Bonds
(Amortized Cost $31,430)                                                31,430
                                                                      --------


U.S. Government Agencies  (3.4%)


Federal Home Loan Bank  (1.4%)

1.65%, 5/17/05, Callable 10/21/04                5,000                   5,000
@100

1.77%, 5/27/05, Callable 8/4/04 @100             2,000                   1,999
                                                                      --------
                                                                         6,999

Federal National Mortgage Assoc.  (1.0%)

1.75%, 5/23/05, Callable 10/28/04                5,000                   5,000
@100
                                                                      --------
1.40%, 3/29/05, Callable 9/4/04 @100             5,000                   5,000
                                                                      --------
Total U.S. Government Agencies
(Amortized Cost $16,999)                                                16,999
                                                                      --------
Total Investments
(Amortized Cost $501,007) - 100.0%                                     501,007
                                                                      --------
Other assets in excess
of liabilities - 0.0%                                                      144
                                                                      --------
NET ASSETS - 100.0%                                                   $501,151
                                                                      ========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Tax-Free Money Market Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)


                                                 Shares
                                                   or
                                                Principal
                                                 Amount               Value


Municipal Bonds  (99.7%)


Alabama  (3.8%)

Housing Finance Authority Revenue,               $3,330             $  3,330
Multifamily Housing, Hillwood Project,
Series H, 1.12%*, 12/15/30, FNMA

Housing Finance Authority Revenue,                4,000                4,000
Multifamily Housing, Inverness Project,
Series G, 1.12%*, 12/15/30, FNMA

Housing Finance Authority Revenue,                6,000                6,000
Multifamily Housing, Rocky Ridge
Project, Series F, 1.12%*, 12/15/30, FNMA

Montgomery Hospital, Series B, 1.10%*,            5,400                5,400
12/1/30, AMBAC, SPA Fleet National
Bank

Montgomery Hospital, Series D, 1.09%*,            5,000                5,000
12/1/30, AMBAC, SPA Bank of New York
                                                                    --------
                                                                      23,730

Arizona  (0.6%)

Phoenix Industrial Development                    2,545                2,545
Authority Revenue, Sunrise Vista
Apartments, Series A, 1.18%*, 6/1/31,
LOC Wells Fargo Bank N.A. AMT

Pima County, Industrial Development               1,500                1,500
Authority, IDR, Brush Wellman, Inc.
Project, 1.16%*, 9/1/09, LOC Bank One N.A.
                                                                    --------
                                                                       4,045

Colorado  (1.0%)

Castlewood Ranch Metropolitan District,           6,000                6,000
GO, 1.15%*, 12/1/34, LOC U.S. Bank N.A.
                                                                    --------

Florida  (0.7%)

St. Lucie County Industrial Revenue,              4,545                4,545
Savannahs Hospital Project, 1.13%*,
11/1/15, LOC CIBC
                                                                    --------

Georgia  (0.9%)

Athens-Clarke County, Unified                     3,000                3,000
Government Development Authority
Revenue, Univerity of Georgia Athletic
Association Project, 1.13%*, 8/1/33,
LOC Bank of America N.A.

De Kalb County Development                        2,500                2,500
Authority, IDR, Design Packaging
Project, Series A, 1.13%*, 9/1/13, LOC
Bank of America N.A. AMT
                                                                    --------
                                                                       5,500

Illinois  (14.6%)

Chicago Revenue, Noble Street Charter             2,200                2,200
School, 1.23%*, 6/1/24, LOC Bank One N.A.

Development Finance Authority                     1,440                1,440
Revenue, IDR, Haskris Co. Project,
1.48%*, 8/1/21, LOC Bank One N.A. AMT

Development Finance Authority                    13,000               13,000
Revenue, Jewish Federation of
Metropolitan Chicago Projects, 1.10%*,
9/1/32, AMBAC, SPA JP Morgan Chase Bank

Development Financial Authority                   1,800                1,800
Revenue, Derby Industries, Inc. Project,
1.30%*, 12/1/11, LOC Fifth Third Bank AMT

Development Financial Authority                   6,300                6,300
Revenue, Museum of Contemporary Arts
Project, 1.08%*, 2/1/29, LOC Bank One N.A.

Development Financial Authority                   4,900                4,900
Revenue, Providence St. Mellon School
Project, 1.08%*, 6/1/37, LOC Bank One
N.A.

Development Financial Authority                   2,000                2,000
Revenue, Radiological Society Project,
1.10%*, 6/1/17, LOC Bank One N.A.

Development Financial Authority                   2,125                2,125
Revenue, Solid Waste Disposal,
Develgroup LLC Project, Series A,
1.30%*, 1/1/21, LOC Bank One N.A. AMT

Development Financial Authority                   3,325                3,325
Revenue, Teachers Academy for Math,
1.08%*, 2/1/21, LOC Bank One N.A.

Development Financial Authority                   1,555                1,555
Revenue, WDC Partners LLC Project,
1.48%*, 7/1/21, LOC Bank One N.A. AMT

Development Financial Authority, EDR,             4,500                4,500
CPL/Downers Grove Partnership, 1.19%*,
12/1/05, LOC LaSalle National Bank N.A.

Development Financial Authority, IDR,             4,210                4,210
Industrial Steel Construction, Inc. Project,
1.30%*, 7/15/23, LOC Bank One N.A. AMT

Development Financial Authority, IDR,             1,900                1,900
MacLean-Fogg Co. Project, 1.15%*,
6/1/14, LOC Bank of America N.A. AMT

Development Financial Authority, IDR,             4,000                4,000
Technifast Industries, Inc., Series A,
1.43%*, 8/1/26, LOC Bank One N.A. AMT

East St. Louis Tax Increment, Public              2,715                2,715
Library Project, 1.18%*, 12/1/09, LOC
Bank of America

Educational Facilities Authority                  2,200                2,200
Revenue, Chicago Historical Society,
1.08%*, 12/1/25, LOC Northern Trust Co.

Educational Facilities Authority                  2,250                2,250
Revenue, Museum of Natural History,
1.08%*, 11/1/34, LOC Bank One N.A.

Educational Facilities Authority                  6,900                6,900
Revenue, National Louis University,
Series B, 1.10%*, 6/1/29,
LOC Bank One N.A.

Galesburg, Knox College Project,                  5,000                5,000
1.17%*, 3/1/31, LOC LaSalle National
Bank

Glendale Heights, IDR, Hudapack Metal             2,870                2,870
Project, 1.35%*, 9/1/18, LOC Bank One
Wisconsin AMT

Hanover Park, IDR, Spectra-Tech, Inc.             1,235                1,235
Project, 1.30%*, 8/1/17, LOC Harris Trust
& Savings Bank AMT

Health Facilities Authority Revenue,              1,900                1,900
Lifelink Corp., Series A, 1.08%*, 2/15/16,
LOC Bank One N.A.

Health Facilities Authority Revenue,              3,000                3,000
Washington & Jane Smith Home, 1.13%*,
7/1/26, LOC Comerica Bank

International Port District Revenue,              2,000                2,000
1.12%*, 1/1/23, LOC LaSalle National
Bank N.A.

Naperville Revenue, Dupage Childrens              1,900                1,900
Museum Project, 1.08%*, 6/1/30, LOC
Bank One N.A.

Quad Cities Regional Economic                     2,600                2,600
Development Authority, Steel Warehouse,
1.26%*, 12/1/12, LOC National City
Bank of Indiana AMT

Upper Illinois River Valley Development           1,880                1,880
Authority Revenue, Advanced Flexible
Project, 1.22%*, 6/1/25, LOC ABN Amro
Bank AMT

West Chicago, IDR, Liquid Container               1,000                1,000
Project, 1.10%*, 3/1/15, LOC Bank of
America

Yorkville, IDR, Wheaton & Co., Inc.               1,400                1,400
Project, 1.30%*, 4/1/16, LOC Bank One
N.A. AMT
                                                                    --------
                                                                      92,105

Indiana  (10.5%)

Bedford, EDR, White River Lodge                   1,530                1,530
Project, Series A, 1.17%*, 7/1/16, FHLB

Bond Bank Revenue, Series A, 2.00%,              10,000               10,043
1/25/05, LOC Bank of New York

Bond Bank, Special Project, Tri                   5,750                5,750
County, Series D, 1.15%*, 1/1/17, LOC
Huntington National Bank

Elkhart County, EDR, Hinsdale Farms               2,595                2,595
Ltd. Project, 1.30%*, 10/1/17, LOC Bank
One N.A. AMT

Fort Wayne, EDR, PHD, Inc. Project,               2,400                2,400
1.28%*, 5/1/15, LOC Wells Fargo Bank
N.A. AMT

Greenwood, IDR, Jacks Investments                 1,390                1,390
LLC Project, 1.30%*, 2/1/16, LOC Bank
One Indianapolis AMT

Health Facilities Financing Authority             2,145                2,145
Revenue, Crossroads Rehabilitation
Center Project, 1.18%*, 7/1/24, LOC Bank
One N.A.

Hendricks County Industrial                       1,560                1,560
Redevelopment Commission Tax
Increment Revenue, Heartland Crossings
Project, Series A, 1.15%*, 1/1/25, LOC
Huntington National Bank

Indianapolis, EDR, White Arts, Inc.               4,300                4,300
Project, 1.21%*, 6/1/06, LOC General
Electric Capital Corp.

LaGrange County, EDR, LA West, Inc.               1,600                1,600
Project, 1.28%*, 8/1/13, LOC Bank One
Indiana N.A. AMT

Lawrence, EDR, Southwark Metal                    1,320                1,320
Manufacturing Co. Project, 1.35%*,
9/1/16, LOC Royal Bank AMT

Mooresville Viking Air Tools, 1.28%*,             2,860                2,860
3/1/19, LOC Wells Fargo Bank N.A. AMT

Noblesville, Rivers Edge Apartments               2,575                2,575
Project, 1.25%*, 7/1/22, LOC Bank One
Indianapolis

Plymouth, EDR, Witt Co. Project,                  2,595                2,595
1.21%*, 5/1/12, LOC U.S. Bank N.A.

State Development Financial Authority             2,600                2,600
Revenue, Custom Lights, Inc. Project,
1.30%*, 12/1/15, LOC Bank One Indiana
N.A. AMT

State Development Financial Authority             1,835                1,835
Revenue, EDR, Bhar Associates, Inc.
Project, 1.43%*, 8/1/16, LOC Bank One
Indiana N.A. AMT

State Development Financial Authority             2,210                2,210
Revenue, Educational Facilities, Indiana
Historical, 1.08%*, 8/1/31, LOC Bank One
Indiana N.A.

State Development Financial Authority             3,800                3,800
Revenue, Educational Facilities, Model
Aeronautics, 1.25%*, 1/1/21, LOC Bank
One Indiana N.A.

State Development Financial Authority             5,300                5,300
Revenue, Educational Facilities, Youth
Opportunity Center, 1.08%*, 1/1/24, LOC
Bank One Indiana N.A.

State Development Financial Authority,            1,985                1,985
EDR, Daubert VCI, Inc. Project, 1.30%*,
8/1/13, LOC Bank One N.A. AMT

State Development Financial Authority,            1,600                1,600
EDR, I Corp Haulin Trailers Project,
1.30%*, 12/1/17, LOC Bank One Indiana
N.A. AMT

State Educational Facilities Authority            4,335                4,335
Revenue, University of Evansville, Series
B, 1.25%*, 12/1/29, LOC Fifth Third Bank
                                                                    --------
                                                                      66,328

Iowa  (0.2%)

Ottumwa Regional Health Center                    1,500                1,500
Revenue, 1.08%*, 10/1/06, LOC Wells
Fargo Bank N.A.
                                                                    --------

Kentucky  (4.5%)

Breckinridge County Lease Program                 3,210                3,210
Revenue, Associated County's Leasing
Trust, Series A, 1.10%*, 2/1/32,
LOC U.S. Bank N.A.

Covington, Industrial Building Revenue,           2,615                2,615
St. Charles Center, Inc., 1.16%*, 11/1/13,
LOC U.S. Bank N.A.

Crestview Hill Industrial Building                7,015                7,015
Revenue, Thomas Moore College Project,
1.16%*, 11/1/26, LOC Fifth Third Bank


Dayton Industrial Building Revenue,                 490                  490
Woodcraft Manufacturing Co., Inc.
Project, 1.41%*, 5/1/17, LOC Fifth Third
Bank

Economic Development Financial                    5,600                5,600
Authority, Hospital Facilities Revenue,
Highland Regional Project, Series A,
1.18%*, 8/1/13, LOC U.S. Bank N.A.

Kenton County Industrial Building                 2,300                2,300
Revenue, Baptist Convalescent Center,
1.13%*, 7/1/18, LOC Fifth Third Bank

Lexington-Fayette Urban County                    3,285                3,285
Government Industrial Building Revenue,
LTS Housing Corp., Inc. Project, 1.16%*,
11/1/28, LOC National City Bank

Mayfield Multi-City Lease Revenue,                2,200                2,200
League of Cities Funding, 1.10%*, 7/1/26,
LOC PNC Bank N.A.

Somerset, Industrial Building Revenue,            1,305                1,305
Glen Oak Lumber & Mining, 1.30%*,
4/1/11, LOC Bank One Milwaukee N.A. AMT
                                                                    --------
                                                                      28,020

Maine  (1.0%)

Portland, Series A, GO, BAN, 2.00%,               1,125                1,128
11/1/04

State Health & Higher Educational                 5,300                5,300
Facility Authority Revenue, VHA New
England, Inc., Series F, 1.10%*, 12/1/25,
AMBAC, SPA Bank of New York &
Fleet National Bank
                                                                    --------
                                                                       6,428

Michigan  (2.8%)

Detroit Sewer Disposal Revenue, Series            2,100                2,100
B, 1.10%*, 7/1/33, FSA, SPA Dexia
Credit Local

Farmington Hills Economic                         1,160                1,160
Development Corp., Limited Obligation
Revenue, Brookfield Building
Association, 1.15%*, 11/1/10, LOC
Comerica Bank

Grand Valley State University Revenue,            1,070                1,084
5.00%, 12/1/04, FGIC

Jackson County Economic Development               5,000                5,000
Corp., Melling Tool Co. Project, 1.23%*,
8/1/18, LOC Comerica Bank AMT

State Strategic Fund Limited Obligation           1,600                1,600
Revenue, Agape Plastics, Inc. Project,
1.28%*, 11/1/28, LOC Bank One
Michigan AMT

State Strategic Fund Limited Obligation           4,170                4,170
Revenue, Dawnbreakers LLC Project,
1.20%*, 5/1/18, LOC Fifth Third Bank AMT

State Strategic Fund Limited Obligation           1,200                1,200
Revenue, Diagnostic Real Estate LLC,
1.28%*, 8/1/19, LOC Bank One Michigan AMT

State Strategic Fund Limited Obligation           1,500                1,500
Revenue, Non-Ferrous Cast Alloys
Project, 1.28%*, 3/1/19, LOC Bank One
Michigan AMT
                                                                    --------
                                                                      17,814

Mississippi  (1.8%)

Blue Mountain, IDR, Blue Mountain                 1,500                1,500
Production Co. Project, 1.30%*, 10/1/08,
LOC Harris Trust & Savings Bank AMT

Medical Center Educational Building              10,000               10,000
Corp. Revenue, Adult Hospital Project,
1.07%*, 7/1/31, AMBAC, SPA AmSouth Bank
                                                                    --------
                                                                      11,500

Missouri  (2.4%)

Kansas City, IDR, Century Avenue                  4,900                4,900
Association, 1.30%*, 12/1/11, LOC Bank
of America AMT

St. Charles County Industrial                     5,500                5,500
Development Authority Revenue, Cedar
Ridge Project, 1.13%*, 5/15/31, FNMA

St. Louis County Industrial                       4,725                4,725
Development Authority Revenue,
Friendship Village, Series B, 1.08%*,
9/1/16, LOC LaSalle National Bank
                                                                    --------
                                                                      15,125

Nebraska  (0.0%)

American Public Energy Agency                       245                  245
Revenue, National Public Gas Agency
Project, Series A, 1.11%*, 2/1/14, LOC
BP/Amoco, SPA Societe Generale
                                                                    --------

New Hampshire  (2.4%)

Higher Educational & Health Facilities            7,050                7,050
Authority Revenue, VHA New England,
Inc., Series D, 1.09%*, 12/1/25, AMBAC,
SPA Bank of New York

Higher Educational & Health Facilities            1,500                1,500
Authority Revenue, VHA New England,
Inc., Series E, 1.10%*, 12/1/25, AMBAC

Manchester Airport Revenue, Series C,             6,320                6,320
1.11%*, 1/1/32, FSA, SPA Dexia Credit Local
                                                                    --------
                                                                      14,870

New Mexico  (0.6%)

State Housing Authority Region,                   4,000                4,000
Multifamily Housing Revenue, Enchanted
Vista Apartments Project, 1.15%, 7/1/45, AMT
                                                                    --------

North Carolina  (0.3%)

Moore County Industrial Facilities &              2,050                2,050
Pollution Control Authority Revenue,
Perdue Farms, Inc. Project, 1.08%*,
6/1/10, LOC Rabobank Nederland
                                                                    --------

Ohio  (20.5%)

Akron Bath Copley Joint Township                  1,885                1,889
Hospital District Revenue, Children's
Hospital, 2.00%, 11/15/04, FSA

Allen East Local School District,                 8,500                8,512
Lafayette, GO, BAN, 1.75%, 10/27/04

Belmont County, GO, BAN, 1.36%,                   1,000                1,002
3/16/05

Butler County, Health Care Facilities             5,810                5,810
Revenue, Lifesphere Project, 1.10%*,
5/1/27, LOC U.S. Bank N.A.

Clark County, Series B, GO, BAN,                  1,595                1,598
1.56%, 4/14/05

Clinton County, GO, BAN, 1.82%,                   2,601                2,609
5/13/05

Clinton Massie Local School District,             1,000                1,003
1.84%, 2/24/05

Cuyahoga Falls, GO, 2.00%, 12/16/04               8,000                8,025

Dayton, GO, BAN, 2.00%, 8/25/04                   1,285                1,286

Erie County, GO, BAN, 2.00%,                      2,350                2,364
4/13/05

Green Healthcare Revenue, Greater                 1,455                1,455
Akron-Canton Project, 1.21%*, 7/1/19,
LOC National City Bank

Green, GO, BAN, 2.00%, 12/16/04                   2,000                2,007

Hamilton County, Health Care Facilites            4,250                4,250
Revenue, Sisters of Charity Senior Care,
1.15%*, 8/1/27, LOC Fifth Third Bank

Hamilton County, Hospital Facilities                645                  645
Revenue, Children's Hospital Medical
Center, Series A, 1.09%*, 5/15/17,
LOC PNC Bank Ohio N.A.

Hamilton County, Hospital Facilities              8,200                8,200
Revenue, Elizabeth Gamble, Series A,
1.07%*, 6/1/27, LOC JP Morgan Chase Bank

Henry County, GO, BAN, 1.75%,                     2,285                2,294
3/24/05

Housing Finance Agency, Multifamily               7,750                7,750
Revenue, Chambrel at Montrose,
Series F, 1.08%*, 11/15/32, FNMA

Huber Heights, GO, BAN, 2.00%,                    9,287                9,307
3/17/05

Lake County, GO, BAN, 2.00%,                      1,000                1,006
4/14/05

Logan County, GO, BAN, 1.40%,                     1,200                1,201
3/1/05

Oregon City, GO, BAN, 1.63%,                      1,040                1,043
4/28/05

Pike County, GO, BAN, 1.47%,                      1,245                1,247
3/11/05

Salem, GO, BAN, 1.35%, 4/14/05                    1,165                1,167

Springboro Community City School                 12,300               12,315
District, GO, BAN, 1.75%, 10/12/04

State Air Quality Development                     2,825                2,825
Authority Revenue, JMG Funding Ltd.
Partnership, Series A, 1.09%*, 4/1/29,
LOC Westdeutsche Landesbank AMT

State Higher Educational Facility                 6,000                6,000
Commission Revenue, Malone College,
1.16%*, 4/1/09, LOC National City Bank

State Higher Educational Facility                 5,795                5,795
Commission Revenue, Pooled Financing,
1.20%*, 9/1/18, LOC Fifth Third Bank

State Pollution Control Revenue, Sohio            1,000                1,000
Air Project, 1.10%*, 5/1/22, LOC
BP/Amoco

State Solid Waste Revenue, BP                       400                  400
Exploration & Oil Project, 1.15%*, 2/1/33,
LOC BP/Amoco AMT

State Water Development Authority,               13,835               13,835
Pollution Control Facilities Revenue,
Cleveland Electric Illuminating Co.,
Series B, 1.08%*, 8/1/20, LOC Barclays
Bank New York

Talawanda City School District, GO,               3,115                3,115
BAN, 1.75%, 8/3/04

University of Akron General Receipts,             7,230                7,230
1.08%*, 1/1/29, FGIC, SPA Dexia Credit
Local
                                                                    --------
                                                                     128,185

Oklahoma  (1.2%)

Housing Development Authority,                    5,000                5,000
Multifamily Housing Revenue, Affordable
Housing Acquisition, Series B, 1.28%*,
2/1/37, LOC Trinity Funding

Muskogee Medical Center Authority                 2,500                2,500
Revenue, 1.13%*, 10/1/32, LOC Bank of
America N.A.
                                                                    --------
                                                                       7,500

Pennsylvania  (6.5%)

Allegheny County Hospital                         1,000                1,000
Development Authority Revenue, Jefferson
Regional Medical Center, 1.10%, 4/1/08,
Mandatory Put 4/1/05 @ 100, LOC PNC
Bank N.A.

Allentown Commmercial & Industrial               10,300               10,300
Development Revenue, Diocese of
Allentown, 1.14%*, 12/1/29, LOC First
Union National Bank

Benzinger Township Hospital Authority,            1,400                1,400
Elk Regional Health System, 1.10%*,
12/1/30, LOC PNC Bank N.A.

Clinton County, IDR, Mellon Bank                  3,500                3,500
National Association Project, 1.20%*,
9/1/05, LOC Mellon Bank N.A.

College Township Industrial Authority,            4,500                4,500
IDR, Ball Corp. Project, 1.08%*, 11/1/11,
LOC Bank One N.A.

Emmaus General Authority Revenue,                 6,195                6,195
1.09%*, 12/1/28, FSA, SPA Wachovia
Bank N.A.

Erie County Hospital Authority, Mercy             1,845                1,845
Terrace Project, 1.15%*, 8/1/18, LOC
Chase Bank of Texas N.A.

Lancaster County Hospital Authority               3,080                3,080
Revenue, Health Center, Masonic Homes,
1.09%*, 7/1/34, AMBAC, SPA PNC
Bank N.A.

Luzerne County, IDR, YMCA                         4,940                4,940
Wilkes-Barre Project, 1.15%*, 10/1/31,
LOC PNC Bank N.A.

State Higher Educational Facilities               2,000                2,000
Authority Revenue, Association of
Independent Colleges & Universities,
Series G3, 1.13%, 11/1/20, Mandatory Put
11/1/04 @ 100, LOC PNC Bank N.A.

State Higher Educational Facilities                 900                  900
Authority Revenue, Association of
Independent Colleges & Universities,
Series G4, 1.13%, 11/1/12, Mandatory Put
11/1/04 @ 100, LOC PNC Bank N.A.

State Higher Educational Facilities               1,400                1,400
Authority Revenue, Association of
Independent Colleges and Universities,
Series C1, 1.13%, 11/1/17, Mandatory
Put 11/1/04 @ 100, LOC PNC Bank N.A.
                                                                    --------
                                                                      41,060

South Carolina  (2.4%)

Educational Facilities Authority                  2,800                2,800
Revenue, Private Nonprofit Institutions,
Erskine College Project, 1.13%*, 10/1/23,
LOC Bank of America N.A.

Jobs Economic Development Authority               8,700                8,700
Revenue, Sister of Charity Hospitals,
1.13%*, 11/1/32, LOC Wachovia Bank N.A.

Piedmont Municipal Power Agency                   3,500                3,500
Electric Revenue, Series B, 1.05%*,
1/1/18, FGIC, SPA Toronto-Dominion Bank
                                                                    --------
                                                                      15,000

Tennessee  (1.9%)

Clarksville Public Building Authority             4,645                4,645
Revenue, Tennessee Municipal Building
Fund, 1.13%*, 1/1/33, LOC Bank of
America N.A.

Montgomery County Public Building                 2,690                2,690
Authority Revenue, Pooled Financing,
1.08%*, 11/1/27, LOC Bank of America N.A.

Montgomery County Public Building                 1,500                1,500
Authority Revenue, Pooled Financing,
1.08%*, 9/1/29, LOC Bank of America N.A.

Wilson County, Industrial Development             3,050                3,050
Board, Perma-Pipe, Inc. Project, 1.20%*,
9/1/07, LOC Fleet National Bank AMT
                                                                    --------
                                                                      11,885

Texas  (6.4%)

Brownsville Utility Systems Revenue,              1,530                1,530
Series A, 1.04%*, 9/1/27, MBIA, SPA
Bank of America N.A.

Harris County Health Facilities                  11,080               11,080
Development Corp. Revenue, Special
Facilities, Texas Medical Center Project,
1.10%*, 9/1/31, MBIA, SPA Chase
Manhattan Bank

Harris County Health Facilities                   4,200                4,200
Development Corp. Revenue, Special
Facilities, Texas Medical Center Project,
Series B, 1.10%*, 5/15/29, FSA, SPA JP

Morgan Chase Bank
State, TRAN, 2.00%, 8/31/04                      23,220               23,235
                                                                    --------
                                                                      40,045

Vermont  (1.0%)

Education & Health Buildings, VHA                 6,200                6,200
New England, Series F, 1.10%*, 12/1/25,
AMBAC, SPA Bank of New York
                                                                    --------

Virginia  (0.6%)

Lynchburg Industrial Development                  1,700                1,700
Authority, Hospital Facilities,
First Meeting Revenue, VHA Mid
Atlantic/Capital, Series B, 1.10%*,
12/1/25, AMBAC, SPA Fleet National Bank

Winchester, Industrial Development                1,950                1,950
Authority Revenue, Midwesco Filter,
1.20%*, 8/1/07, LOC Fleet National Bank AMT
                                                                    --------
                                                                       3,650

Washington  (0.8%)

Port Seattle, IDR, Douglas Management             3,200                3,200
Co. Project, 1.13%*, 12/1/05, LOC Bank
of America N.A.

State Housing Finance Community                   2,000                2,000
Nonprofit Revenue, Overlake School
Project, 1.08%*, 10/1/29, LOC Wells
Fargo Bank N.A.
                                                                    --------
                                                                       5,200

Wisconsin  (10.3%)

Beaver Dam, IDR, Apache Stainless                 1,495                1,495
Equipment, Series A, 1.28%*, 12/1/10,
LOC Bank One Wisconsin AMT

Brodhead, IDR, Stoughton Trailers, Inc.           6,800                6,800
Project, 1.30%*, 8/1/20, LOC Bank One
Wisconsin AMT

Clayton School District, TRAN, 1.32%,             1,060                1,060
9/29/04

Evansville, IDR, Stoughton Trailers,              5,980                5,980
Inc., 1.30%*, 12/1/08, LOC Bank One
Milwaukee N.A. AMT

Fitchburg, IDR, 1.30%*, 12/1/18, LOC              2,200                2,200
Bank One Wisconsin AMT

Fort Atkinson, IDR, Lorman Iron &                 1,125                1,125
Metal, 1.35%*, 12/1/11, LOC Bank One
N.A. AMT

Grafton School District, TRAN, 1.35%,             2,400                2,401
9/23/04

Kenosha County, GO, Series A, 3.75%,              1,000                1,013
2/1/05, FGIC

Lawrence, IDR, R. Lewis & R. Lewis                1,000                1,000
LLC Project, 1.40%*, 8/1/27, LOC Bank
One N.A. AMT

Lomira Shool District, TRAN, 1.25%,               1,000                1,000
8/27/04

Manitowoc Community Development                  22,000               22,000
Authority Revenue, Multifamily Housing,
Great Lakes Training, Series A, 1.33%*,
8/1/37, LOC Bayerische Landesbank

Neenah Joint School District Revenue,             5,800                5,801
TRAN, 1.25%, 8/30/04

Port Washington - Saukville School                4,000                4,000
District, TRAN, 1.13%, 10/29/04

Pulaski, IDR, MCL Industries, Inc.,               1,100                1,100
1.28%*, 8/1/14, LOC Bank One
Wisconsin AMT

Rolling, IDR, Kretz Lumberg, Inc.                 2,825                2,825
Project, 1.28%*, 11/1/11, LOC Bank One
Wisconsin AMT

State Health & Educational Facilities             2,040                2,040
Authority Revenue, Valley Packaging
Industries Project, 1.25%*, 7/1/21, LOC
Bank One Wisconsin N.A.

Waukesha, IDR, Bahl/Weldall                       3,000                3,000
Manufacturing, Inc. Project, 1.30%*,
10/1/18, LOC Bank One Wisconsin AMT
                                                                    --------
                                                                      64,840

Total Municipal Bonds
(Amortized Cost $627,370)                                            627,370
                                                                    --------


Investment Companies  (0.1%)


AIM Tax Free Money Market Fund                  250,000                  250

Federated Tax-Free Money Market Fund            310,000                  310
                                                                    --------
Total Investment Companies
(Amortized Cost $560)                                                    560
                                                                    --------
Total Investments
(Amortized Cost $627,930) - 99.8%                                    627,930
                                                                    --------
Other assets in excess
of liabilities - 0.2%                                                  1,174
                                                                    --------
NET ASSETS - 100.0%                                                 $629,104
                                                                    ========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Ohio Municipal Money Market Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands)

                                                  Principal
                                                   Amount               Value


Municipal Bonds (99.8%)


Ohio (99.8%)

Archbold, GO, BAN, 1.60%, 8/12/04                   $1,570             $1,570

Ashtabula County Medical Center                      1,485              1,485
Project Revenue, Hospital & Nursing
Home Improvements, 1.12%*, 12/1/07,
LOC Bank One N.A.

Athens County Port Authority, Ohio,                 15,655             15,654
Inc. Project, 1.13%*, 6/1/32,
LOC Wachovia Bank N.A.

Austintown Local School District,                   11,000             11,005
School Improvements, GO, BAN, 1.62%,
8/31/04

Barberton, GO, BAN, 1.40%, 9/16/04                   2,050              2,051

Belmont County, GO, BAN, 1.50%,                      2,050              2,052
11/17/04

Blue Ash, Recreational Facilities, GO,               2,100              2,100
BAN, 1.25%, 2/4/05

Bowling Green, IDR, Lamson &                         1,300              1,300
Sessions Project, 1.16%*, 8/1/09,
LOC Harris Trust & Savings Bank AMT

Butler County, Health Care Facilities                3,200              3,200
Revenue, 1.13%*, 9/1/22,
LOC Fifth Third Bank

Butler County, Health Care Facilities                5,230              5,230
Revenue, Lifesphere Project, 1.10%*,
5/1/27, LOC U.S. Bank N.A.

Butler County, Hospital Facilities                   1,400              1,400
Revenue, 1.16%*, 11/1/10, LOC Fifth
Third Bank

Butler County, Hospital Facilities                   3,400              3,400
Revenue, 1.09%*, 11/1/17, LOC U.S.
Bank N.A.

Butler County, Lakota Family YMCA,                   2,300              2,300
1.10%*, 5/1/27, LOC PNC Bank N.A.

Cambridge Hospital Facilities, Regional              4,500              4,500
Medical Center Project, 1.13%*, 12/1/21,
LOC National City Bank

Celina, Series A, GO, BAN, 1.40%,                    2,200              2,202
11/17/04

Centerville Health Care Revenue,                     3,950              3,950
Bethany Lutheran, 1.13%*, 11/1/13,
LOC National City Bank

Cincinnati & Hamilton County Port                    4,950              4,950
Authority, IDR, 4th Star Ltd. Partnership
Project, 1.25%*, 5/1/15, LOC U.S. Bank
Trust N.A.

Clark County, GO, BAN, 1.44%,                        1,000              1,001
11/19/04

Clermont County Sewer Systems                        1,785              1,785
Revenue, 2.00%, 8/1/04, AMBAC

Clinton County Hospital Revenue,                     6,545              6,545
McCullough-Hyde Project, Series B-1,
1.18%*, 11/1/20, LOC Fifth Third Bank

Clinton County, Airport Facilities                   5,900              5,900
Revenue, 1.09%*, 6/1/11, LOC Wachovia
Bank N.A.

Clinton County, Hospital Revenue,                    8,000              8,000
Series D-1, 1.18%*, 12/1/15, LOC Fifth
Third Bank

Clinton Massie Local School District,                6,539              6,545
School Construction, BAN, 1.49%,
11/23/04

Columbiana County, IDR, C & S Land                   1,870              1,870
Co. Project, 1.30%*, 8/1/13, LOC Bank
One N.A. AMT

Columbus, GO, Series 1, 1.04%*,                      1,600              1,600
6/1/16, SPA Westdeutsche Landesbank

Columbus, GO, Series 1, 1.04%*,                      3,990              3,990
12/1/17, SPA Westdeutsche Landesbank

Columbus, Series 1, GO, 5.25%,                       1,390              1,405
11/15/04

Coshocton County, Health Care                        2,640              2,640
Facilities Revenue,
Hartville Homes, Inc.
Project, 1.25%*, 9/1/20,
LOC Bank One N.A.

Coshocton County, Hospital Facilities                6,900              6,900
Revenue, Memorial Hospital Project,
1.10%*, 3/1/19, LOC Bank One Chicago N.A.

Coshocton County, Memorial Hospital                  2,610              2,610
Project Revenue, 1.25%*, 3/1/17,
LOC Bank One Columbus N.A.

Cuyahoga County, Civic Facilities                    1,010              1,010
Revenue, 700 Prospect Corporate Project,
1.13%*, 3/1/22, LOC Fifth Third Bank

Cuyahoga County, Continuing Care                     4,375              4,375
Facilities Revenue, 1.08%*, 2/1/29,
LOC ABN Amro Bank

Cuyahoga County, EDR, Gilmore                        2,190              2,190
Academy Project, 1.13%*, 2/1/22,
LOC Fifth Third Bank

Cuyahoga County, Health Care Facilites               6,250              6,250
Revenue, Devon Oaks Project, 1.08%*,
2/1/34, LOC ABN Amro Bank

Cuyahoga County, Health Care Facilities              1,850              1,850
Revenue, Applewood Centers, Inc.
Project, 1.13%*, 11/1/14,
LOC Fifth Third Bank

Cuyahoga County, Health Care Facilities              7,835              7,835
Revenue, Judson Retirement Community
Project, 1.11%*, 11/15/19,
LOC National City Bank

Cuyahoga County, Hospital Revenue,                   3,000              3,000
Cleveland Clinic Foundation, Series B-1,
1.10%*, 1/1/35, LOC JP Morgan Chase Bank

Cuyahoga County, Hospital Revenue,                     455                455
University Hospital of Cleveland, 1.08%*,
1/1/16, LOC JP Morgan Chase Bank

Cuyahoga County, IDR, Horizon                        1,095              1,095
Activities Centers Project,
1.21%*, 7/1/25, LOC U.S.Bank N.A.

Cuyahoga County, IDR, Landerhaven                    1,545              1,545
Executive Project, 1.34%*, 12/1/08,
LOC U.S. Bank N.A. AMT

Cuyahoga County, IDR, Progressive                      865                865
Plastics Project, 1.30%*, 11/1/13,
LOC Bank One Columbus N.A. AMT

Cuyahoga County, IDR, Watt Printing                  1,995              1,995
Co. Project, 1.21%*, 4/1/16,
LOC National City Bank AMT

Cuyahoga Falls, Hospital Facilities                  1,695              1,695
Revenue, Portage Trail Care Center
Project, 1.18%*, 9/1/14,
LOC Fifth Third Bank

Cuyahoga Falls, Hospital Facilities                  2,400              2,400
Revenue, Portage Trail Care Center
Project, 1.18%*, 5/1/15,
LOC Fifth Third Bank

Darke County, GO, BAN, 2.27%,                        2,200              2,209
7/13/05

Darke County, GO, BAN, 2.27%,                        1,000              1,004
7/13/05

Delaware, GO, BAN, 2.00%, 8/5/04                     9,000              9,001

Elyria, GO, BAN, 2.00%, 10/21/04                     2,500              2,505

Englewood, GO, BAN, 1.43%,                           3,500              3,501
8/31/04

Englewood, IDR, YMCA Dayton                          3,895              3,895
Project, Series A, 1.25%*, 3/1/27,
LOC Bank One N.A.

Erie County, Health Care Facilities                  4,485              4,485
Revenue, Series B, 1.18%*, 10/1/21,
LOC Bank One N.A.

Fairborn, EDR, 1.43%*, 5/1/06, LOC                     190                190
U.S. Bank N.A.

Fairborn, GO, BAN, 1.50%, 10/7/04                    3,200              3,201

Fairfield, GO, BAN, 1.30%, 11/5/04                   1,500              1,501

Franklin County, EDR, Columbus                       1,600              1,600
Electric Funded Project, 1.11%*, 4/1/21,
LOC Bank One N.A.

Franklin County, Health Care Facilities              1,995              1,995
Revenue, 1.16%*, 11/1/19, LOC National
City Bank

Franklin County, Health Care Facilities              4,900              4,900
Revenue, Presbyterian, Series B, 1.11%*,
7/1/33, LOC National City Bank

Franklin County, Health Care Facilities              2,800              2,800
Revenue, Wexner Heritage House Project,
1.10%*, 8/1/20, LOC Huntington
National Bank

Franklin County, Hospital Revenue,                   8,000              8,000
Children's Hospital Project, Series B,
1.22%*, 12/1/14, SPA Bank One
Columbus N.A.

Franklin County, Multifamily Revenue,                3,500              3,500
Community Properties II, 1.14%*, 6/1/09,
LOC Fifth Third Bank AMT

Franklin County, Multifamily Revenue,                2,300              2,300
Golf Pointe Apartments Project, Series A,
1.15%*, 1/1/34, LOC Lasalle National
Bank N.A. AMT

Geauga County, GO, BAN, 1.30%,                       1,000              1,000
10/7/04

Geauga County, Health Care Facilities                8,955              8,955
Revenue, Heather Hill, Inc. Project,
Series B, 1.18%*, 7/1/23,
LOC Bank One Columbus N.A.

Green, GO, BAN, 1.42%, 10/21/04                      1,690              1,691

Grove City, Multifamily Revenue,                     5,400              5,400
Regency Arms Apartments, 1.12%*,
6/15/30, FNMA AMT

Hamilton County, EDR, Boys/Girls                     2,500              2,500
Club, Inc. Project, 1.15%*, 12/1/28,
LOC PNC Bank Ohio N.A.

Hamilton County, EDR, Samuel W.                      3,025              3,025
Bell Home Project, 1.11%*, 4/1/22,
LOC U.S. Bank N.A.

Hamilton County, Health Care Facilities              2,930              2,930
Revenue, Ronald McDonald House
Project, 1.13%*, 5/1/15,
LOC Fifth Third Bank

Hamilton County, Hospital Facilities                21,400             21,399
Revenue, Children's Hospital Medical
Center, 1.09%*, 5/15/28, LOC Chase
Manhattan Bank

Hamilton County, Hospital Facilities                 1,415              1,415
Revenue, Children's Hospital Medical
Center, Series A, 1.09%*, 5/15/17,
LOC PNC Bank Ohio N.A.

Hamilton County, Hospital Revenue,                   5,700              5,700
Beechwood Home Project,
1.11%*, 7/1/22,
LOC U.S. Bank N.A.

Hamilton, Electric Revenue,Series B,                 3,000              3,000
1.08%*, 10/1/25, FSA,
SPA Dexia Credit Local

Hamilton, Multifamily Housing                        6,796              6,796
Revenue, Series A, 1.12%*, 1/1/30,
LOC Bank One Indiana N.A.

Hancock County, BAN, 2.05%,                          1,675              1,679
11/15/04

Highland Heights, GO, BAN, 2.00%,                    1,000              1,002
10/8/04

Hilliard, IDR, National Sign, 1.28%*,                2,850              2,850
12/1/19, LOC Bank One N.A. AMT

Huber Heights, Old Troy Pike, Series                 1,200              1,201
VII, GO, BAN, 1.45%, 11/18/04

Huron County, IDR, American Baler                    1,100              1,100
Project, 1.30%, 4/1/11, LOC Bank One
Indianapolis AMT

Jackson Local School District, Stark &              10,000             10,003
Summit Counties, GO, BAN, 2.00%,
8/12/04

Keystone Local School District, Lorain               1,500              1,500
County, GO, BAN, 1.81%, 8/4/04

Lancaster, GO, BAN, 1.46%, 9/10/04                   3,525              3,526

Lebanon, GO, BAN, 2.00%, 9/22/04                     2,000              2,002

Leipsic, IDR, Patrick Products, Inc.                 4,565              4,565
Project, 1.30%*, 6/1/11, LOC Bank One
N.A. AMT

Licking County, Health Care Facilities               5,000              5,000
Revenue, 1.09%*, 11/1/33, LOC Bank of
Scotland

Lima, Hospital Revenue, Lima                         2,500              2,500
Memorial Hospital Project, 1.25%*,
6/1/33, LOC Bank One N.A.

Lorain County, IDR, Malt Properties                  5,500              5,500
Ltd. Project, 1.30%*, 4/1/34, LOC Bank
One N.A. AMT

Lorain County, Independent Living                   10,770             10,770
Facilities Revenue, Elyria United
Methodist Project, Series A,
1.11%*, 6/1/22, LOC Bank One N.A.

Loveland, GO, BAN, 1.30%, 9/3/04                     2,225              2,225

Lucas County, IDR, American Capital                  3,405              3,405
Properties, 1.21%*, 10/1/18,
LOC National City Bank AMT

Lucas County, IDR, Lott Industries, Inc.             4,050              4,050
Project, 1.16%*, 8/1/21, LOC National
City Bank

Mahoning County, EDR, Family                         5,000              5,000
YMCA, St. Elizabeth, 1.16%*, 5/1/21,
LOC National City Bank

Marion County, Hospital Revenue,                     1,890              1,890
Pooled Leasing Program,
1.12%*, 8/1/20,
LOC Bank One N.A.

Mason City School District, GO, BAN,                 1,000              1,005
2.00%, 2/10/05

Mason Tax Increment Financing                        1,030              1,030
Revenue, Tylersville Crossing Project,
1.11%*, 12/1/23, LOC U.S. Bank NA

Massillon, IDR, ARE, Inc. Project,                     800                800
1.30%*, 12/1/07, LOC Bank One N.A. AMT

Miami County, GO, BAN, 2.04%,                        1,405              1,408
7/27/05

Miamisburg, GO, BAN, 2.00%,                          1,800              1,803
12/1/04

Monroe County, Income Tax Corridor                   2,000              2,000
75, 1.16%*, 12/1/18, LOC Bank of
Montreal & Provident Bank

Montgomery County, EDR, Benjamin                     2,600              2,600
& Marian Project, Series A, 1.16%*,
4/1/11, LOC National City Bank

Montgomery County, Health Care                       2,600              2,600
Facilities Revenue, Kettering
Affiliated Project, 1.25%*, 5/1/22,
LOC Bank One N.A.

Montgomery County, IDR, Citywide                     1,790              1,790
Development Corp. Project, 1.30%*,
12/1/13, LOC Bank One Dayton N.A. AMT

Montgomery County, IDR, Town                         1,940              1,940
Centers Ltd. Partner Project, 1.75%*,
11/15/16, LOC National City Bank

Morrow County, Court House                           2,500              2,505
Renovation Notes, GO, 1.55%, 1/27/05

Mount Gilead Exempt Village School                   2,000              2,002
District, GO, BAN, 1.75%, 9/21/04

Muskingham Watershed Conservancy                     1,095              1,095
District, 1.13%*, 5/1/23,
LOC Fifth Third Bank

North Baltimore Local School District,               2,675              2,680
GO, BAN, 1.75%, 12/16/04

Ohio State University, TECP, 1.00%,                  9,835              9,835
9/10/04

Orrville, Electric Systems                           1,000              1,000
Improvements, BAN, 1.49%, 9/29/04

Oxford, Limited Obligations Revenue,                 5,585              5,585
UHI Acquisition, Inc. Project, 1.48%*,
9/1/16, LOC Bank One N.A. AMT

Painesville, GO, BAN, 1.60%*,                        3,425              3,429
11/18/04

Parma City School District, TAN,                     1,200              1,210
3.50%, 12/1/04, MBIA

Parma, IDR, FDC Realty Project,                      2,325              2,325
1.28%*, 12/1/19, LOC Bank One N.A. AMT

Perrysburg, GO, BAN, 1.50%,                          5,785              5,792
11/11/04

Perrysburg, Limited Tax, GO, BAN,                    1,883              1,885
1.50%, 11/11/04

Pickerington, GO, BAN, 2.75%,                        1,805              1,819
6/16/05

Portage County, GO, BAN, 1.75%,                      3,297              3,302
10/29/04

Portage County, Health Care Facilities               4,360              4,360
Revenue, Coleman Professional Services,
1.30%*, 12/1/22, LOC Bank One N.A.

Portage County, IDR, NCSP Limited                    2,660              2,660
Partnership Project, 1.28%*, 8/1/29,
LOC Huntington National Bank AMT

Reading, IDR, General Tool Co.                       2,240              2,240
Project, 1.21%*, 3/1/08, LOC Bank
of Montreal & Provident Bank AMT

Richland County, IDR, Mansfield Motel                2,550              2,550
Partnership, 1.30%*, 12/1/16,
LOC Huntington National Bank AMT

Rickenbacker Port Authority Revenue,                 1,900              1,900
1.25%*, 12/1/10, LOC Bank One N.A.

Salem, Hospital Revenue, Community                   1,200              1,200
Hospital Project, 1.15%*, 11/1/11,
LOC PNC Bank

Salem, Hospital Revenue, Community                   1,900              1,900
Hospital Project, 1.15%*, 11/1/30,
LOC PNC Bank N.A.

Seneca County, County Building                       1,280              1,281
Improvements, GO, BAN, 1.52%, 12/2/04

Seneca County, Hospital Facilities                   1,400              1,400
Revenue, St. Francis Home, Inc. Project,
1.13%*, 12/15/13, LOC National City Bank

Solon, IDR, JTM Products, Inc. Project,              3,225              3,225
1.21%*, 6/1/21, LOC National City Bank AMT

South Point Local School District, GO,               2,550              2,554
BAN, 2.00%, 10/12/04

St. Clairsville, GO, BAN, 1.57%,                     2,272              2,276
4/28/05

Stark County, IDR, Polymer Packaging                   940                940
Project, 1.26%*, 7/1/21, LOC National
City Bank AMT

State Air Quality Development                        9,000              9,000
Authority Revenue, AK Steel, Series A,
1.13%*, 6/1/24, LOC ABN Amro Bank AMT

State Air Quality Development                        9,195              9,195
Authority Revenue, Columbus Southern,
Series C, 1.08%*, 12/1/38, LOC BNP
Paribas

State Air Quality Development                       10,075             10,075
Authority Revenue, JMG Funding Ltd.
Partnership, Series A, 1.09%*, 4/1/29,
LOC Westdeutsche Landesbank AMT

State Air Quality Development                          400                400
Authority Revenue, Pollution Control,
Ohio Edison Co., Series C,
1.10%*, 9/1/18, LOC Wachovia
Bank N.A. AMT

State Air Quality Development                        1,300              1,300
Authority Revenue, Pollution Control,
Ohio Edison Co., Series C, 1.10%*,
6/1/23, LOC First Union National Bank

State Air Quality Development                        3,050              3,050
Authority Revenue, Pollution Control,
PA Power Co., 1.08%*, 6/1/27,
LOC Bank One N.A. AMT

State Common Schools, Capital                        1,000              1,005
Facilities, Series B, GO, 5.00%,
9/15/04

State EDR, YMCA Greater Cincinnati                   3,905              3,905
Project, 1.10%*, 11/1/21,
LOC Bank One N.A.

State Environmental Improvement                     12,150             12,150
Revenue, Newark Group Industries, Inc.
Project, 1.11%*, 12/1/26, LOC JP Morgan
Chase Bank AMT

State Higher Educational Facility                    9,700              9,700
Commission Revenue, Columbus College
Art Project, Series B, 1.10%*, 9/1/23,
LOC Huntington National Bank

State Higher Educational Facility                    1,355              1,355
Commission Revenue, Pooled Financing,
1.20%*, 12/1/16, LOC Fifth Third Bank

State Higher Educational Facility                    2,935              2,935
Commission Revenue, Pooled Financing,
Series C, 1.20%*, 9/1/25,
LOC Fifth Third Bank

State Higher Educational Facility                    1,910              1,910
Commission Revenue, Wilmington
College, 1.25%*, 10/1/11, LOC Fifth
Third Bank

State Housing Finance Agency,                        3,701              3,701
Multifamily Revenue, Chambrel at
Montrose, Series F, 1.08%*,
11/15/32, FNMA

State Pollution Control Revenue, Sohio               3,570              3,570
Air Project, 1.10%*, 5/1/22,
LOC BP/Amoco

State Solid Waste Revenue, BP                        6,000              6,000
Exploration & Oil Project,
1.15%*, 2/1/33,
LOC BP/Amoco AMT

State Solid Waste Revenue, BP                        1,000              1,000
Exploration & Oil Project,
1.15%*, 8/1/34,
LOC BP/Amoco AMT

State Solid Waste Revenue, BP                        1,500              1,500
Products North America,
1.15%*, 8/1/34,
LOC BP/Amoco AMT

State Solid Waste Revenue, BP                        1,750              1,750
Products North America,
1.15%*, 8/1/34,
LOC BP/Amoco AMT

State Solid Waste Revenue, BP                        1,900              1,900
Products North America,
Series B, 1.15%*,
8/1/34, LOC BP/Amoco AMT

State University, General Receipts,                  3,400              3,400
1.10%*, 12/1/26, FSA, SPA Dexia Bank

State Water Development Authority                   10,000             10,000
Revenue, Environmental Facilties,
Premcor Refining Group,
1.20%*, 12/1/31,
LOC Fleet National Bank

State Water Development Authority                    5,800              5,800
Revenue, PA Power Co. Project, 1.08%*,
6/1/27, LOC Bank One Trust Co. AMT

Summit County, IDR, Atlas Steel                      2,300              2,300
Project, 1.21%*, 6/1/10,
LOC National City Bank AMT

Summit County, IDR, Delco Corp.                        625                625
Project, 1.26%*, 6/1/16,
LOC National City Bank AMT

Summit County, IDR, Fiocca, Inc.                     1,670              1,670
Project, 1.21%*, 6/1/16,
LOC Fifth Third Bank AMT

Summit County, IDR, GO-JO                              730                730
Industries, Inc. Project,
1.25%*, 9/1/05,
LOC Bank One N.A.

Summit County, IDR, Rogers Industrial                  665                665
Products Project, 1.90%*, 11/1/09,
LOC Fifth Third Bank AMT

Summit County, IDR, Summit Plastic                   1,475              1,475
Co. Project, 1.26%*, 6/1/10,
LOC National City Bank AMT

Summit County, IDR, VMS                              2,335              2,335
Development Project, 1.21%*, 7/1/18,
LOC National City Bank AMT

Toledo, Lucas County, 1.14%*, 12/1/06,               2,800              2,800
LOC Wachovia Bank N.A.

Trumbull County, IDR, 1.30%*,                        2,975              2,975
10/1/19, LOC Bank One
Columbus N.A. AMT

Union County, Memorial Hospital                      2,255              2,269
Improvements, GO, Ltd. Tax Notes,
2.00%, 4/14/05

University General Receipts, Athens,                 2,360              2,364
Series A, BAN, 1.45%, 1/20/05 (g)

University General Receipts, Athens,                 1,725              1,728
Series B, BAN, 1.50%, 1/20/05

University of Akron General Receipts,                3,685              3,685
1.08%*, 1/1/29, FGIC, SPA Dexia
Credit Local

Upper Arlington, Street Improvements,                1,500              1,506
BAN, 2.00%, 1/12/05

Van Wert County, IDR, Kennedy                        1,200              1,200
Manufacturing Co., 1.30%*, 11/1/17,
LOC Bank One N.A. AMT

Warren County, EDR, Ralph J. Stolle                    900                900
Countryside, 1.13%*, 8/1/20,
LOC Fifth Third Bank

Warren County, IDR, Lindsey Steel                    1,705              1,705
Processing, 1.21%*, 8/1/07,
LOC U.S. Bank N.A. AMT

Washington County, Hospital Revenue,                 4,475              4,475
Marietta Area Health, 1.13%*, 12/1/26,
LOC Fifth Third Bank

Wayne County, Health Care Facilities                 4,315              4,315
Revenue, West View Manor Project,
1.16%*, 9/1/21, LOC Fifth Third Bank

Wayne County, IDR, 1.30%*, 6/1/08,                     730                730
LOC Bank One N.A. AMT

Westerville, EDR, American Ceramic                   1,480              1,480
Society, 1.38%*, 12/1/11,
LOC National City Bank

Westlake, IDR, Logan Westlake Project,               1,215              1,215
1.21%*, 6/1/16, LOC Fifth Third
Bank AMT

Williams County, IDR, Letts Industries,              1,190              1,190
Inc. Project, 1.31%*, 11/1/08,
LOC PNC Bank AMT

Wood County, EDR, Cast Masters, Inc.                 1,385              1,385
Acquisition, 1.28%*, 2/1/12,
LOC MidAmerican National Bank
& Trust AMT

Wood County, IDR, Jerl Machine                         970                970
Project, 1.20%*, 9/1/16,
LOC Fifth Third Bank AMT

Woodlawn, EDR, Goodwill Industrial                   5,455              5,455
Project, 1.11%*, 10/1/20,
LOC U.S. Bank N.A.

Woodlawn, EDR, Goodwill Industrial                   3,000              3,000
Project, 1.11%*, 11/1/20,
LOC U.S. Bank N.A.

Woodlawn, IDR, Southland Properties                    935                935
LLP Project, 1.21%*, 6/1/08,
LOC U.S. Bank N.A. AMT

Youngstown City School District, GO,                 4,000              4,012
BAN, 2.00%, 3/9/05 (g)

Youngstown City School District,                    12,000             12,053
School Construction, Series 1,                                         ------
GO, BAN, 2.00%, 3/9/05

                                                                      612,540
                                                                      -------

Total Municipal Bonds
  (Amortized Cost $612,540)                                           612,540
                                                                      -------

Total Investments
  (Amortized Cost $612,540) - 99.8%                                   612,540

Other assets in excess
  of liabilities - 0.2%                                                 1,262
                                                                        -----

NET ASSETS - 100.0%                                                  $613,802
                                                                     ========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Value Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                    Shares
                                                      or
                                                   Principal
                                                    Amount              Value

Commercial Paper (1.0%)

General Electric Capital Corp., 1.33%,              $2,265             $2,265
  8/2/04                                                               ------

Total Commercial Paper (Cost $2,265)                                    2,265
                                                                        -----

Common Stocks (99.0%)

Aerospace/Defense (1.6%)
United Technologies Corp.                           40,000              3,740
                                                                        -----
Aluminum (2.2%)
Alcoa, Inc.                                        156,500              5,013
                                                                        -----
Apparel/Footwear (2.5%)
Nike, Inc., Class B (c)                             80,000              5,817
                                                                        -----
Banks (9.2%)
Bank of New York Co., Inc.                         237,600              6,826
J.P. Morgan Chase & Co.                            195,000              7,279
Wachovia Corp. (c)                                  54,000              2,393
Wells Fargo Co.                                     75,000              4,306
                                                                        -----
                                                                       20,804
                                                                       ------
Biotechnology (1.8%)
Genzyme Corp. (b) (c)                               80,000              4,102
                                                                        -----
Building Materials (4.0%)
Masco Corp. (c)                                    300,000              9,072
                                                                        -----
Cable Television (2.5%)
Comcast Corp., Class A Special Shares (b)          210,000              5,628
                                                                        -----
Computers & Peripherals (5.4%)
Cisco Systems, Inc. (b)                            280,000              5,841
EMC Corp. (b)                                      600,000              6,582
                                                                        -----
                                                                       12,423
                                                                       ------
Electronic & Electrical -
  General (4.4%)
General Electric Co.                               300,000              9,975
                                                                        -----
Financial Services (5.0%)
Citigroup, Inc.                                    169,000              7,452
MBNA Corp.                                         160,000              3,950
                                                                        -----
                                                                       11,402
                                                                       ------
Food Processing & Packaging (1.4%)
Tyson Foods, Inc., Class A                         172,000              3,278
                                                                        -----
Forest Products - Lumber & Paper (4.8%)
Smurfit-Stone Container Corp. (b) (c)              270,000              5,025
Weyerhauser Co. (c)                                 96,500              5,983
                                                                        -----
                                                                       11,008
                                                                       ------
Insurance - Multi-Line (5.5%)
ACE Ltd.                                            50,000              2,030
American International Group, Inc. (j)             148,000             10,456
                                                                       ------
                                                                       12,486
                                                                       ------

Medical Supplies (3.2%)
Boston Scientific Corp. (b)                        130,000              4,974
Guidant Corp.                                       42,000              2,323
                                                                        -----
                                                                        7,297
                                                                        -----
Oil & Gas Exploration,
  Production & Services (9.3%)
GlobalSantaFe Corp. (c)                            245,000              6,713
Transocean, Inc. (b) (c)                           275,000              7,809
Unocal Corp.                                       166,000              6,434
                                                                        -----
                                                                       20,956
                                                                       ------
Oil - Integrated Companies (5.8%)
BP PLC, ADR (c)                                    134,000              7,553
Exxon Mobil Corp.                                  121,000              5,602
                                                                        -----
                                                                       13,155
                                                                       ------
Pharmaceuticals (6.2%)
Pfizer, Inc.                                       215,000              6,871
Wyeth                                              208,000              7,364
                                                                        -----
                                                                       14,235
                                                                       ------
Railroads (5.9%)
Burlington Northern/Santa Fe, Inc.                 284,400             10,090
Norfolk Southern Corp. (c)                         130,000              3,470
                                                                       ------
                                                                       13,560
                                                                       ------
Retail (1.4%)
Dollar General Corp. (c)                           170,500              3,291
                                                                        -----
Retail - Drug Stores (3.8%)
CVS Corp. (j)                                      208,000              8,709
                                                                        -----
Retail - Specialty Stores (2.2%)
Home Depot, Inc.                                   150,000              5,058
                                                                        -----
Software & Computer Services (7.7%)
Automatic Data Processing, Inc.                    115,000              4,828
Microsoft Corp.                                    308,400              8,776
Peoplesoft, Inc. (b)                               225,000              4,055
                                                                        -----
                                                                       17,659
                                                                       ------
Telecommunications (1.0%)
Citizens Communications Co. (b) (c)                160,000              2,304
                                                                        -----
Utilities - Electric (1.1%)
Entergy Corp. (j)                                   43,500              2,501
                                                                        -----
Utilities - Telecommunications (1.1%)
Verizon Communications, Inc.                        65,000              2,505
                                                                        -----

Total Common Stocks (Cost $195,448)                                   225,978
                                                                      -------
Short-Term Securities Held as Collateral for Securities Lending (19.0%)

Pool of various securities for
  Victory Funds (h)                                 43,391             43,391
                                                                       ------

Total Short-Term Securities Held
  as Collateral for Securities Lending                                 43,391
                                                                       ------

Total Investments
  (Cost $241,104) (a) - 119.0%                                        271,634

Liabilities in excess
  of other assets   -  (19.0%)                                       (43,488)
                                                                     --------

NET ASSETS - 100.0%                                                  $228,146
                                                                     ========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Diversified Stock Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                  Shares
                                                    or
                                                 Principal
                                                  Amount              Value

Commercial Paper (6.7%)

General Electric Capital Corp., 1.33%,            $124,343           $124,343
  8/2/04                                                             --------

Total Commercial Paper (Cost $124,343)                                124,343
                                                                      -------

Common Stocks (92.9%)

Aerospace/Defense (5.1%)
Boeing Co. (c)                                   1,407,000             71,406
Honeywell International, Inc.                      581,000             21,851
                                                                       ------
                                                                       93,257
                                                                       ------
Aluminum (2.3%)
Alcoa, Inc.                                      1,328,332             42,546
                                                                       ------
Automotive Parts (0.8%)
Delphi Corp. (c)                                 1,462,000             13,904
                                                                       ------
Banks (3.3%)
PNC Financial Services Group, Inc.                 844,000             42,706
U.S. Bancorp                                       659,000             18,650
                                                                       ------
                                                                       61,356
                                                                       ------
Chemicals - General (1.0%)
Air Products & Chemicals, Inc.                     359,000             18,578
                                                                       ------
Computers & Peripherals (4.8%)
Apple Computer, Inc. (b) (c)                     1,088,000             35,186
EMC Corp. (b)                                    1,924,000             21,106
International Business Machines Corp.              365,000             31,781
                                                                       ------
                                                                       88,073
                                                                       ------
Electronic & Electrical - General (4.6%)
General Electric Co.                             2,561,000             85,153
                                                                       ------
Entertainment (2.6%)
Walt Disney Co. (c)                              2,071,000             47,819
                                                                       ------
Environmental Control (2.2%)
Waste Management, Inc. (c)                       1,462,400             41,152
                                                                       ------
Financial Services (2.5%)
Citigroup, Inc.                                    651,000             28,703
MBNA Corp.                                         723,900             17,873
                                                                       ------
                                                                       46,576
                                                                       ------
Food Distributors, Supermarkets
  & Wholesalers (1.3%)
Kroger Co. (b) (c)                               1,545,000             24,411
                                                                       ------
Food Processing & Packaging (2.6%)
General Mills, Inc.                                502,000             22,540
Sara Lee Corp. (c)                               1,176,000             25,825
                                                                       ------
                                                                       48,365
                                                                       ------

Forest Products - Lumber & Paper (1.0%)
International Paper Co. (c)                        407,000             17,595
                                                                       ------
Health Care (1.2%)
Medtronic, Inc.                                    459,000             22,799
                                                                       ------
Insurance - Multi-Line (5.5%)
American International Group, Inc.                 841,609             59,459
Genworth Financial, Inc. (b) (c)                   774,000             17,601
XL Capital Ltd. (c)                                335,000             23,678
                                                                       ------
                                                                      100,738
                                                                      -------
Internet Service Provider (2.0%)
Yahoo, Inc. (b) (c)                              1,203,000             37,052
                                                                       ------
Media (4.0%)
Time Warner, Inc. (b) (c)                        2,821,000             46,970
Viacom, Inc., Class B                              800,000             26,872
                                                                       ------
                                                                       73,842
                                                                       ------
Oil & Gas Exploration,
  Production & Services (3.7%)
Transocean, Inc. (b) (c)                           911,059             25,874
Unocal Corp.                                     1,094,000             42,404
                                                                       ------
                                                                       68,278
                                                                       ------
Oil - Integrated Companies (4.7%)
BP PLC, ADR (c)                                  1,552,000             87,471
                                                                       ------
Oilfield Services & Equipment (4.6%)
Halliburton Co.                                    872,000             27,686
Schlumberger Ltd. (c)                              894,000             57,502
                                                                       ------
                                                                       85,188
                                                                       ------
Pharmaceuticals (9.2%)
Bristol-Myers Squibb Co. (c)                     1,783,000             40,831
Johnson & Johnson                                  841,000             46,481
Merck & Co., Inc.                                  883,000             40,044
Pfizer, Inc.                                     1,284,000             41,036
                                                                       ------
                                                                      168,392
                                                                      -------
Pipelines (0.7%)
El Paso Corp.                                    1,752,000             13,823
                                                                       ------
Radio & Television (1.8%)
Comcast Corp., Class A Special Shares (b)        1,213,288             33,244
                                                                       ------
Real Estate Investment Trusts (1.8%)
Equity Office Properties Trust                   1,298,225             33,689
                                                                       ------
Retail - Department Stores (1.4%)
Kohl's Corp. (b) (c)                               547,267             25,043
                                                                       ------
Savings & Loans (1.0%)
Washington Mutual, Inc. (c)                        455,000             17,654
                                                                       ------
Semiconductors (3.9%)
Intel Corp.                                      1,263,000             30,792
Texas Instruments, Inc.                          1,963,000             41,871
                                                                       ------
                                                                       72,663
                                                                       ------
Software & Computer Services (6.4%)
Automatic Data Processing, Inc.                    942,000             39,545
Microsoft Corp.                                  2,697,400             76,767
                                                                       ------
                                                                      116,312
                                                                      -------

Telecommunications - Cellular (1.7%)
Vodafone Group PLC, ADR (c)                      1,451,000             31,530
                                                                       ------
Telecommunications - Equipment (1.1%)
Motorola, Inc. (c)                               1,262,000             20,104
                                                                       ------
Transportation Services (2.3%)
FedEx Corp. (c)                                    528,000             43,233
                                                                       ------
Utilities - Electric (1.5%)
Dominion Resources, Inc. (c)                       441,000             27,986
                                                                       ------
Utilities - Telecommunications (0.3%)
SBC Communications, Inc.                           188,000              4,764
                                                                        -----

Total Common Stocks (Cost $1,616,863)                               1,712,590
                                                                    ---------

Short-Term Securities Held as Collateral for Securities Lending (20.9%)

Pool of various securities for
  Victory Funds (h)                                385,988            385,988
                                                                      -------

Total Short-Term Securities Held
  as Collateral for Securities Lending                                385,988
                                                                      -------

Total Investments
  (Cost $2,127,194) (a) - 120.5%                                    2,222,921

Liabilities in excess
  of other assets - (20.5%)                                         (378,400)
                                                                    ---------

NET ASSETS - 100.0%                                                $1,844,521
                                                                   ==========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Stock Index Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                    Shares
                                                      or
                                                   Principal
                                                    Amount              Value

Commercial Paper (4.2%)
General Electric Capital Corp., 1.33%,              $4,486             $4,486
  8/2/04                                                               ------

Total Commercial Paper (Cost $4,486)                                    4,486
                                                                        -----

Common Stocks (94.4%)

Advertising (0.2%)
Interpublic Group of Cos., Inc. (b)                  4,116                 53
Omnicom Group, Inc.                                  1,857                133
                                                                          ---
                                                                          186
                                                                          ---
Aerospace/Defense (1.9%)
B.F. Goodrich Co.                                    1,155                 37
Boeing Co.                                           8,283                420
General Dynamics Corp.                               1,956                193
Honeywell International, Inc.                        8,437                317
Lockheed Martin Corp.                                4,409                234
Northrop Grumman Corp.                               3,532                186
Raytheon Co., Class B                                4,398                148
Rockwell Collins, Inc.                               1,742                 60
United Technologies Corp.                            5,049                472
                                                                          ---
                                                                        2,067
                                                                        -----
Airlines (0.1%)
Delta Air Lines, Inc. (b)                            1,223                  6
Southwest Airlines Co.                               7,763                113
                                                                          ---
                                                                          119
                                                                          ---
Aluminum (0.3%)
Alcoa, Inc.                                          8,541                274
                                                                          ---
Apparel (0.1%)
Jones Apparel Group, Inc.                            1,239                 46
Liz Claiborne, Inc.                                  1,090                 39
VF Corp.                                             1,079                 55
                                                                           --
                                                                          140
                                                                          ---
Apparel/Footwear (0.2%)
Nike, Inc., Class B                                  2,594                189
Reebok International Ltd.                              589                 20
                                                                          ---
                                                                          209
                                                                          ---
Automotive (0.6%)
AutoNation, Inc. (b)                                 2,627                 42
Ford Motor Co.                                      17,987                265
General Motors Corp.                                 5,547                239
Navistar International Corp. (b)                       686                 25
PACCAR, Inc.                                         1,724                103
                                                                          ---
                                                                          674
                                                                          ---

Automotive Parts (0.2%)
Dana Corp.                                           1,464                 28
Delphi Corp.                                         5,505                 52
Eaton Corp.                                          1,590                103
Genuine Parts Co.                                    1,714                 65
Visteon Corp.                                        1,272                 13
                                                                          ---
                                                                          261
                                                                          ---
Banks (7.3%)
AmSouth Bankcorp                                     3,461                 85
Bank of America Corp.                               20,030              1,702
Bank of New York Co., Inc.                           7,639                219
BB & T Corp.                                         5,512                213
Comerica, Inc.                                       1,702                100
Fifth Third Bancorp                                  5,530                273
First Horizon National Corp.                         1,218                 53
Huntington Bancshares, Inc.                          2,254                 55
J.P. Morgan Chase & Co.                             35,007              1,306
KeyCorp (e)                                          4,031                122
M&T Bank Corp.                                       1,164                109
Marshall & Ilsley Corp.                              2,182                 84
Mellon Financial Corp.                               4,170                115
National City Corp.                                  6,644                243
North Fork Bancorporation, Inc.                      1,699                 66
Northern Trust Corp.                                 2,165                 87
PNC Financial Services Group, Inc.                   2,771                140
Regions Financial Corp.                              4,528                134
SouthTrust Corp.                                     3,240                126
State Street Corp.                                   3,300                141
SunTrust Banks, Inc.                                 2,775                183
Synovus Financial Corp.                              2,994                 76
U.S. Bancorp                                        18,620                527
Wachovia Corp.                                      12,916                572
Wells Fargo Co.                                     16,579                952
Zions Bancorporation                                   880                 53
                                                                        -----
                                                                        7,736
                                                                        -----
Beverages (2.4%)
Anheuser-Busch Cos., Inc.                            7,901                410
Brown-Forman Corp., Class B                          1,193                 55
Coca Cola Enterprises, Inc.                          4,618                 94
Coca-Cola Co.                                       23,929              1,050
Coors (Adolph) Co.                                     365                 25
Pepsi Bottling Group, Inc.                           2,530                 70
PepsiCo, Inc.                                       16,770                839
                                                                        -----
                                                                        2,543
                                                                        -----
Biotechnology (1.2%)
Amgen, Inc. (b)                                     12,493                711
Biogen, Inc. (b)                                     3,338                200
Chiron Corp. (b)                                     1,856                 85
Genzyme Corp. (b)                                    2,225                114
Gilead Sciences, Inc. (b)                            2,100                136
MedImmune, Inc. (b)                                  2,444                 56
                                                                          ---
                                                                        1,302
                                                                        -----

Brokerage Services (1.2%)
Charles Schwab Corp.                                13,408                118
Lehman Brothers Holdings, Inc.                       2,720                191
Merrill Lynch & Co., Inc.                            9,441                469
Morgan Stanley Dean Witter & Co.                    10,799                533
                                                                          ---
                                                                        1,311
                                                                        -----
Building Materials (0.3%)
American Standard Cos., Inc. (b)                     2,113                 80
Centex Corp.                                         1,212                 51
KB Home                                                459                 29
Masco Corp.                                          4,303                131
Vulcan Materials Co.                                 1,003                 48
                                                                          ---
                                                                          339
                                                                          ---
Chemicals - General (1.4%)
Air Products & Chemicals, Inc.                       2,233                116
Ashland, Inc.                                          691                 36
Dow Chemical Co.                                     9,197                367
E.I. Du Pont de Nemours                              9,827                421
Eastman Chemical Co.                                   761                 34
Englehard Corp.                                      1,221                 36
Great Lakes Chemical Corp.                             499                 12
Hercules, Inc. (b)                                   1,080                 13
Monsanto Co.                                         2,609                 95
PPG Industries, Inc.                                 1,686                 99
Praxair, Inc.                                        3,193                126
Rohm & Haas Co.                                      2,202                 86
Sigma-Aldrich Corp.                                    679                 39
                                                                          ---
                                                                        1,480
                                                                        -----
Commercial Services (0.6%)
Cendant Corp.                                       10,020                229
Cintas Corp.                                         1,682                 71
Convergys Corp. (b)                                  1,408                 19
Ecolab, Inc.                                         2,524                 77
Moody's Corp.                                        1,471                100
Paychex, Inc.                                        3,710                114
                                                                          ---
                                                                          610
                                                                          ---
Computers & Peripherals (4.9%)
Apple Computer, Inc. (b)                             3,734                121
Cisco Systems, Inc. (b)                             66,426              1,386
Computer Sciences Corp. (b)                          1,843                 87
Dell Computer Corp. (b)                             24,786                879
Electronic Data Systems Corp.                        4,759                 88
EMC Corp. (b)                                       24,009                263
Gateway, Inc. (b)                                    3,658                 16
Hewlett-Packard Co.                                 29,957                604
International Business Machines Corp.               16,557              1,441
Lexmark International Group, Inc. (b)                1,276                113
NCR Corp. (b)                                          929                 43
Network Appliance, Inc. (b)                          3,414                 66
Sun Microsystems, Inc. (b)                          32,676                129
Symbol Technologies, Inc.                            2,304                 30
Unisys Corp. (b)                                     3,275                 34
                                                                        -----
                                                                        5,300
                                                                        -----
Construction (0.0%)
Fluor Corp.                                            816                 37
                                                                           --

Consumer Products (1.7%)
Clorox Co.                                           2,084                104
Colgate-Palmolive Co.                                5,227                278
Fortune Brands, Inc.                                 1,437                104
Newell Rubbermaid, Inc.                              2,700                 58
Procter & Gamble Co.                                25,254              1,317
                                                                        -----
                                                                        1,861
                                                                        -----
Containers & Packaging (0.1%)
Ball Corp.                                             554                 41
Bemis, Inc.                                          1,050                 28
Pactiv Corp. (b)                                     1,505                 35
Sealed Air Corp. (b)                                   828                 39
                                                                           --
                                                                          143
                                                                          ---
Cosmetics & Toiletries (0.9%)
Alberto Culver Co.                                     889                 41
Avon Products, Inc.                                  4,636                199
Gillette Co.                                         9,858                385
International Flavor & Fragance, Inc.                  927                 34
Kimberly-Clark Corp.                                 4,925                316
                                                                          ---
                                                                          975
                                                                          ---
Distribution/Wholesale (0.2%)
Costco Wholesale Corp.                               4,509                183
                                                                          ---
E-Commerce & Services (0.0%)
Monster Worldwide, Inc. (b)                          1,151                 25
                                                                           --
Electrical Equipment (0.3%)
Emerson Electric Co.                                 4,145                252
W.W. Grainger, Inc.                                    893                 47
                                                                          ---
                                                                          299
                                                                          ---
Electronic & Electrical -
  General (3.2%)
General Electric Co.                               103,688              3,448
                                                                        -----
Electronics (0.5%)
American Power Conversion Corp.                      1,967                 30
Applied Biosystems Group                             1,983                 41
JDS Uniphase Corp. (b)                              14,148                 49
Johnson Controls, Inc.                               1,867                105
Millipore Corp. (b)                                    485                 26
Molex, Inc.                                          1,863                 54
Parker-Hannifin Corp.                                1,175                 67
PerkinElmer, Inc.                                    1,255                 22
Power-One, Inc. (b)                                    822                  7
Sanmina Corp. (b)                                    5,118                 38
Solectron Corp. (b)                                  9,445                 52
Tektronix, Inc.                                        831                 25
Thermo Electron Corp. (b)                            1,628                 42
Thomas & Betts Corp.                                   577                 15
                                                                          ---
                                                                          573
                                                                          ---
Entertainment (0.6%)
Brunswick Corp.                                        931                 36
International Game Technology                        3,428                111
Walt Disney Co.                                     20,161                466
                                                                          ---
                                                                          613
                                                                          ---
Environmental Control (0.2%)
Allied Waste Industries, Inc. (b)                    3,117                 29
Waste Management, Inc.                               5,703                160
                                                                          ---
                                                                          189
                                                                          ---

Financial & Insurance (0.1%)
AMBAC Financial Group, Inc.                          1,065                 76
MBIA, Inc.                                           1,418                 76
                                                                           --
                                                                          152
                                                                          ---
Financial Services (5.4%)
American Express Co.                                12,554                631
Bear Stearns Cos., Inc.                              1,031                 86
Capital One Financial Corp.                          2,355                163
Citigroup, Inc.                                     50,806              2,239
Countrywide Credit Industries, Inc.                  2,745                198
Deluxe Corp.                                           490                 22
E*TRADE Financial Corp. (b)                          3,590                 40
Equifax, Inc.                                        1,346                 32
Fannie Mae                                           9,521                675
Federal Home Loan Mortgage Corp.                     6,764                435
Federated Investors, Inc., Class B                   1,062                 30
Franklin Resources, Inc.                             2,456                119
Goldman Sachs Group, Inc.                            4,741                418
H&R Block, Inc.                                      1,719                 84
Janus Capital Group, Inc.                            2,352                 31
MBNA Corp.                                          12,552                310
Providian Financial Corp. (b)                        2,861                 40
SLM Corp.                                            4,312                164
T.  Rowe Price Group, Inc.                           1,245                 58
                                                                        -----
                                                                        5,775
                                                                        -----
Food Distributors, Supermarkets
  & Wholesalers (0.5%)
Albertsons, Inc.                                     3,613                 88
Kroger Co. (b)                                       7,295                115
Safeway, Inc. (b)                                    4,385                 93
SUPERVALU, Inc.                                      1,324                 38
Sysco Corp.                                          6,282                216
Winn-Dixie Stores, Inc.                              1,397                  9
                                                                          ---
                                                                          559
                                                                          ---
Food Processing & Packaging (1.2%)
Archer Daniels Midland Co.                           6,385                 99
Campbell Soup Co.                                    4,037                103
ConAgra, Inc.                                        5,191                135
General Mills, Inc.                                  3,713                167
H.J. Heinz Co.                                       3,459                128
Hershey Foods Corp.                                  3,822                185
Kellogg Co.                                          4,034                168
McCormick & Co., Inc.                                1,351                 48
Sara Lee Corp.                                       7,764                170
Wm. Wrigley Jr. Co.                                  2,207                133
                                                                          ---
                                                                        1,336
                                                                        -----
Forest Products - Lumber & Paper (0.5%)
Boise Cascade Corp.                                    861                 28
Georgia Pacific Corp.                                2,505                 84
International Paper Co.                              4,769                207
Louisiana Pacific Corp.                              1,069                 25
MeadWestvaco Corp.                                   1,980                 59
Temple-Inland, Inc.                                    544                 37
Weyerhauser Co.                                      2,369                147
                                                                          ---
                                                                          587
                                                                          ---

Health Care (1.2%)
Anthem, Inc. (b)                                     1,362                112
HCA, Inc.                                            4,771                184
Health Management Associates, Inc., Class A          2,388                 48
Humana, Inc. (b)                                     1,586                 29
Manor Care, Inc.                                       873                 27
McKesson HBOC, Inc.                                  2,877                 93
Medtronic, Inc.                                     11,909                591
Wellpoint Health Networks, Inc. (b)                  1,529                155
                                                                          ---
                                                                        1,239
                                                                        -----
Heavy Machinery (0.5%)
Caterpillar, Inc.                                    3,359                246
Deere & Co.                                          2,446                154
Ingersoll-Rand Co.                                   1,702                117
                                                                          ---
                                                                          517
                                                                          ---
Homebuilders (0.1%)
Pulte Homes, Inc.                                    1,245                 68
                                                                           --
Hotels & Motels (0.2%)
Hilton Hotels Corp.                                  3,766                 67
Marriott International, Inc., Class A                2,222                108
Starwood Hotels & Resorts Worldwide, Inc.            2,034                 92
                                                                          ---
                                                                          267
                                                                          ---
Household Goods - Appliances,
  Furnishings & Electronics (0.1%)
Leggett & Platt, Inc.                                1,886                 51
Maytag Corp.                                           775                 16
Whirlpool Corp.                                        678                 42
                                                                           --
                                                                          109
                                                                          ---
Instruments - Scientific (0.0%)
Waters Corp. (b)                                     1,174                 52
                                                                           --
Insurance - Multi-Line (4.3%)
ACE Ltd.                                             2,782                113
Aetna, Inc.                                          1,497                128
Aflac, Inc.                                          4,997                198
Allstate Corp.                                       6,903                325
American International Group, Inc.                  25,624              1,810
AON Corp.                                            3,096                 82
CIGNA Corp.                                          1,389                 86
Cincinnati Financial Corp.                           1,652                 66
Hartford Financial Services Group, Inc.              2,869                187
Jefferson-Pilot Corp.                                1,374                 66
Lincoln National Corp.                               1,752                 77
Loews Corp.                                          1,822                103
Marsh & McLennan Cos., Inc.                          5,141                228
MetLife, Inc.                                        7,426                265
MGIC Investment Corp.                                  971                 69
Principal Financial Group                            3,136                107
Progressive Corp.                                    2,136                164
Prudential Financial, Inc.                           5,168                241
Safeco Corp.                                         1,369                 64
Torchmark Corp.                                      1,094                 57
UnumProvident Corp.                                  2,911                 46
XL Capital Ltd.                                      1,357                 96
                                                                        -----
                                                                        4,578
                                                                        -----

Insurance - Property,
  Casualty, Health (0.3%)
Chubb Corp.                                          1,864                128
St. Paul Cos., Inc.                                  6,554                243
                                                                          ---
                                                                          371
                                                                          ---
Internet Business Services (0.6%)
eBay, Inc. (b)                                       6,458                506
Symantec Corp. (b)                                   3,064                143
                                                                          ---
                                                                          649
                                                                          ---
Internet Service Provider (0.4%)
Yahoo, Inc. (b)                                     13,230                407
                                                                          ---
Leisure - Recreation, Gaming (0.3%)
Carnival Corp.                                       6,216                289
Harrah's Entertainment, Inc.                         1,108                 52
                                                                          ---
                                                                          341
                                                                          ---
Machine - Diversified (0.2%)
Cummins Engine, Inc.                                   423                 29
Dover Corp.                                          1,997                 80
Rockwell International Corp.                         1,826                 68
                                                                           --
                                                                          177
                                                                          ---
Manufacturing - Capital Goods (0.3%)
Cooper Industries Ltd.                                 909                 52
Illinois Tool Works, Inc.                            3,043                275
                                                                          ---
                                                                          327
                                                                          ---
Manufacturing - Miscellaneous (1.6%)
3M Co.                                               7,684                633
Corning, Inc. (b)                                   13,481                167
Crane Co.                                              585                 16
Danaher Corp.                                        3,026                153
ITT Industries, Inc.                                   910                 73
Pall Corp.                                           1,229                 28
Textron, Inc.                                        1,352                 83
Tyco International Ltd.                             19,702                611
                                                                          ---
                                                                        1,764
                                                                        -----
Media (1.3%)
Time Warner, Inc. (b)                               44,794                746
Univision Communications, Inc. (b)                   3,177                 92
Viacom, Inc., Class B                               17,022                572
                                                                          ---
                                                                        1,410
                                                                        -----
Medical Services (0.8%)
Caremark Rx, Inc. (b)                                4,494                137
Express Scripts, Inc. (b)                              766                 50
Medco Health Solutions, Inc. (b)                     2,663                 81
Quest Diagnostics, Inc.                              1,016                 83
Tenet Healthcare Corp. (b)                           4,573                 51
UnitedHealth Group, Inc.                             6,560                413
                                                                          ---
                                                                          815
                                                                          ---
Medical Supplies (1.4%)
Bausch & Lomb, Inc.                                    520                 32
Baxter International, Inc.                           6,021                181
Becton Dickinson & Co.                               2,488                118
Biomet, Inc.                                         2,499                110
Boston Scientific Corp. (b)                          8,204                314
C.R. Bard, Inc.                                      1,025                 57
Guidant Corp.                                        3,081                170
St. Jude Medical, Inc. (b)                           1,731                118
Stryker Corp.                                        3,931                187
Zimmer Holdings, Inc. (b)                            2,397                183
                                                                          ---
                                                                        1,470
                                                                        -----

Medical - Information Systems (0.1%)
IMS Health, Inc.                                     2,309                 56
                                                                           --
Metals - Fabrication (0.0%)
Worthington Industries, Inc.                           852                 17
                                                                           --
Mining (0.2%)
Newmont Mining Corp.                                 4,353                176
                                                                          ---
Motorcycles (0.2%)
Harley-Davidson, Inc.                                2,900                174
                                                                          ---
Newspapers (0.4%)
Gannett Co., Inc.                                    2,677                222
Knight-Ridder, Inc.                                    773                 51
New York Times Co., Class A                          1,461                 61
Tribune Co.                                          3,219                137
                                                                          ---
                                                                          471
                                                                          ---
Office Equipment & Supplies (0.4%)
Avery Dennison Corp.                                 1,085                 66
Office Depot, Inc. (b)                               3,074                 50
Pitney Bowes, Inc.                                   2,271                 96
Staples, Inc.                                        4,887                141
Xerox Corp. (b)                                      7,862                109
                                                                          ---
                                                                          462
                                                                          ---
Oil & Gas Exploration,
  Production & Services (1.0%)
Anadarko Petroleum Corp.                             2,474                148
Apache Corp.                                         3,195                149
Burlington Resource, Inc.                            3,898                149
Devon Energy Corp.                                   2,356                164
EOG Resources, Inc.                                  1,145                 73
Kerr-McGee Corp.                                     1,471                 77
Nabors Industries Ltd. (b)                           1,460                 68
Noble Corp. (b)                                      1,325                 51
Rowan Cos., Inc. (b)                                 1,039                 25
Transocean, Inc. (b)                                 3,152                 90
Unocal Corp.                                         2,589                100
                                                                          ---
                                                                        1,094
                                                                        -----
Oil Marketing & Refining (0.1%)
Sunoco, Inc.                                           742                 51
Valero Energy Corp.                                  1,265                 94
                                                                           --
                                                                          145
                                                                          ---
Oil - Integrated Companies (4.6%)
Amerada Hess Corp.                                     884                 74
ChevronTexaco Corp.                                 10,512              1,005
ConocoPhillips                                       6,738                531
Exxon Mobil Corp.                                   64,251              2,975
Marathon Oil Corp.                                   3,393                128
Occidental Petroleum Corp.                           3,843                189
                                                                        -----
                                                                        4,902
                                                                        -----
Oilfield Services & Equipment (0.7%)
Baker Hughes, Inc.                                   3,272                132
BJ Services Co. (b)                                  1,581                 79
Halliburton Co.                                      4,324                137
Schlumberger Ltd.                                    5,788                372
                                                                          ---
                                                                          720
                                                                          ---

Paint, Varnishes, Enamels (0.1%)
Sherwin-Williams Co.                                 1,407                 57
                                                                           --
Pharmaceuticals (7.7%)
Abbott Laboratories                                 15,323                603
Allergan, Inc.                                       1,290                 98
AmerisourceBergen Corp.                              1,103                 60
Bristol-Myers Squibb Co.                            19,102                437
Cardinal Health, Inc.                                4,228                188
Eli Lilly & Co.                                     11,096                707
Forest Laboratories, Inc. (b)                        3,633                183
Hospira, Inc. (b)                                    1,533                 40
Johnson & Johnson                                   29,164              1,611
King Pharmaceuticals, Inc. (b)                       2,371                 27
Merck & Co., Inc.                                   21,830                990
Mylan Laboratories, Inc.                             2,638                 39
Pfizer, Inc.                                        74,964              2,395
Schering-Plough Corp.                               14,460                281
Watson Pharmaceuticals, Inc. (b)                     1,070                 27
Wyeth                                               13,100                464
                                                                        -----
                                                                        8,150
                                                                        -----
Photography (0.1%)
Eastman Kodak Co.                                    2,816                 75
                                                                           --
Pipelines (0.2%)
El Paso Corp.                                        6,297                 50
Kinder Morgan, Inc.                                  1,219                 73
Williams Cos., Inc.                                  5,107                 62
                                                                           --
                                                                          185
                                                                          ---
Primary Metal & Mineral Production (0.1%)
Freeport-McMoRan Copper & Gold, Inc.,                1,739                 61
  Class B
Phelps Dodge Corp.                                     919                 71
                                                                           --
                                                                          132
                                                                          ---
Publishing (0.3%)
Dow Jones & Co., Inc.                                  803                 34
McGraw-Hill Cos., Inc.                               1,872                140
Meredith Corp.                                         494                 26
R.R. Donnelley & Sons Co.                            2,134                 68
                                                                          ---
                                                                          268
                                                                          ---
Radio & Television (0.8%)
Clear Channel Communications, Inc.                   6,035                215
Comcast Corp., Class A Special Shares (b)           22,030                604
                                                                          ---
                                                                          819
                                                                          ---
Railroads (0.4%)
Burlington Northern/Santa Fe, Inc.                   3,644                129
CSX Corp.                                            2,109                 66
Norfolk Southern Corp.                               3,852                103
Union Pacific Corp.                                  2,546                144
                                                                          ---
                                                                          442
                                                                          ---

Real Estate Investment Trusts (0.4%)
Apartment Investment & Management Co.,                 925                 30
  Class A
Equity Office Properties Trust                       3,965                103
Equity Residential Properties Trust                  2,753                 81
Plum Creek Timber Co., Inc.                          1,800                 56
ProLogis                                             1,782                 61
Simon Property Group, Inc.                           2,044                105
                                                                          ---
                                                                          436
                                                                          ---
Restaurants (0.7%)
Darden Restaurants, Inc.                             1,582                 34
McDonald's Corp.                                    12,369                340
Starbucks Corp. (b)                                  3,896                183
Wendy's International, Inc.                          1,121                 40
Yum! Brands, Inc.                                    2,843                109
                                                                          ---
                                                                          706
                                                                          ---
Retail (2.7%)
Best Buy Co., Inc.                                   3,188                154
Dollar General Corp.                                 3,239                 63
Target Corp.                                         8,974                391
Wal-Mart Stores, Inc.                               42,134              2,233
                                                                        -----
                                                                        2,841
                                                                        -----
Retail - Discount (0.1%)
Big Lots, Inc. (b)                                   1,132                 14
Family Dollar Stores, Inc.                           1,685                 47
                                                                           --
                                                                           61
                                                                           --
Retail - Department Stores (0.5%)
Dillard's, Inc., Class A                               820                 19
Federated Department Stores, Inc.                    1,766                 85
J.C. Penney Co., Inc.                                2,772                111
Kohl's Corp. (b)                                     3,350                152
May Department Stores Co.                            2,857                 76
Nordstrom, Inc.                                      1,367                 60
Sears, Roebuck & Co.                                 2,090                 77
                                                                          ---
                                                                          580
                                                                          ---
Retail - Drug Stores (0.5%)
CVS Corp.                                            3,903                163
Walgreen Co.                                        10,066                367
                                                                          ---
                                                                          530
                                                                          ---
Retail - Specialty Stores (1.7%)
AutoZone, Inc. (b)                                     817                 63
Bed Bath & Beyond, Inc. (b)                          2,952                104
Circuit City Stores, Inc.                            1,953                 28
Gap, Inc.                                            8,844                201
Home Depot, Inc.                                    21,837                736
Limited, Inc.                                        4,630                 95
Lowe's Cos., Inc.                                    7,724                376
Radioshack Corp.                                     1,580                 44
Tiffany & Co.                                        1,438                 51
TJX Cos., Inc.                                       4,862                114
Toys "R" Us, Inc. (b)                                2,102                 35
                                                                          ---
                                                                        1,847
                                                                        -----
Rubber & Rubber Products (0.0%)
Cooper Tire & Rubber Co.                               729                 17
Goodyear Tire & Rubber Co. (b)                       1,723                 19
                                                                           --
                                                                           36
                                                                           --

Savings & Loans (0.6%)
Charter One Financial, Inc.                          2,199                 98
Golden West Financial Corp.                          1,500                160
Sovereign Bancorp, Inc.                              3,360                 73
Washington Mutual, Inc.                              8,497                330
                                                                          ---
                                                                          661
                                                                          ---
Schools & Educational Services (0.1%)
Apollo Group, Inc. (b)                               1,735                145
                                                                          ---
Semiconductors (3.1%)
Advanced Micro Devices, Inc. (b)                     3,474                 43
Altera Corp. (b)                                     3,678                 77
Analog Devices, Inc.                                 3,693                147
Applied Materials, Inc. (b)                         16,562                281
Applied Micro Circuits Corp. (b)                     3,063                 11
Broadcom Corp. (b)                                   3,086                109
Intel Corp.                                         63,543              1,549
KLA-Tencor Corp. (b)                                 1,931                 80
Linear Technology Corp.                              3,040                119
LSI Logic Corp. (b)                                  3,754                 19
Maxim Integrated Products, Inc.                      3,166                152
Micron Technology, Inc. (b)                          5,998                 81
National Semiconductor Corp. (b)                     3,525                 60
Novellus Systems, Inc. (b)                           1,453                 39
NVIDIA Corp. (b)                                     1,630                 25
PMC-Sierra, Inc. (b)                                 1,735                 21
QLogic Corp. (b)                                       916                 22
Teradyne, Inc. (b)                                   1,906                 33
Texas Instruments, Inc.                             17,007                363
Xilinx, Inc.                                         3,410                100
                                                                        -----
                                                                        3,331
                                                                        -----
Software & Computer Services (4.9%)
Adobe Systems, Inc.                                  2,345                 99
Affiliated Computer Services, Inc.,                  1,336                 69
  Class A (b)
Autodesk, Inc.                                       1,115                 45
Automatic Data Processing, Inc.                      5,801                244
BMC Software, Inc. (b)                               2,189                 34
Citrix Systems, Inc. (b)                             1,672                 29
Computer Associates International, Inc.              5,745                145
Compuware Corp. (b)                                  3,794                 19
Electronic Arts, Inc. (b)                            2,974                149
First Data Corp.                                     8,571                382
Fiserv, Inc. (b)                                     1,915                 66
Intuit, Inc. (b)                                     1,882                 70
Mercury Interactive Corp. (b)                          906                 33
Microsoft Corp.                                    106,049              3,019
Novell, Inc. (b)                                     3,799                 26
Oracle Corp. (b)                                    51,036                536
Parametric Technology Corp. (b)                      2,634                 12
Peoplesoft, Inc. (b)                                 3,585                 65
Siebel Systems, Inc. (b)                             4,937                 40
SunGard Data Systems, Inc. (b)                       2,850                 66
VERITAS Software Corp. (b)                           4,242                 81
                                                                        -----
                                                                        5,229
                                                                        -----

Staffing (0.0%)
Robert Half International, Inc.                      1,686                 47
                                                                           --
Steel (0.1%)
Allegheny Technologies, Inc.                           913                 18
Nucor Corp.                                            775                 66
United States Steel Corp.                            1,113                 42
                                                                           --
                                                                          126
                                                                          ---
Telecommunications (0.2%)
AT&T Corp.                                           7,799                118
Citizens Communications Co. (b)                      2,824                 41
Qwest Communications International,                 17,530                 68
  Inc. (b)                                                                ---
                                                                          227
                                                                          ---
Telecommunications - Cellular (0.4%)
AT&T Wireless Services, Inc. (b)                    26,794                387
                                                                          ---
Telecommunications - Equipment (1.3%)
ADC Telecommunications, Inc. (b)                     7,947                 19
Agilent Technologies, Inc. (b)                       4,730                113
Andrew Corp. (b)                                     1,578                 17
Avaya, Inc. (b)                                      4,359                 64
Comverse Technology, Inc. (b)                        1,922                 33
Jabil Circuit, Inc. (b)                              1,972                 43
Lucent Technologies, Inc. (b)                       42,103                128
Motorola, Inc.                                      23,030                367
QUALCOMM, Inc.                                       7,959                550
Scientific-Atlanta, Inc.                             1,505                 46
Tellabs, Inc. (b)                                    4,085                 36
                                                                          ---
                                                                        1,416
                                                                        -----
Telecommunications -
  Services & Equipment (0.0%)
CIENA Corp. (b)                                      5,577                 16
                                                                           --
Tobacco & Tobacco Products (1.1%)
Altria Group, Inc.                                  20,147                959
R.J. Reynolds Tobacco Holdings, Inc.                 1,473                106
UST, Inc.                                            1,626                 62
                                                                          ---
                                                                        1,127
                                                                        -----
Tools & Hardware Manufacturing (0.1%)
Black & Decker Corp.                                   778                 55
Snap-on, Inc.                                          571                 18
Stanley Works                                          802                 34
                                                                           --
                                                                          107
                                                                          ---
Toys (0.1%)
Hasbro, Inc.                                         1,733                 31
Mattel, Inc.                                         4,150                 73
                                                                           --
                                                                          104
                                                                          ---
Transportation Services (1.0%)
FedEx Corp.                                          2,935                240
United Parcel Service, Inc.                         11,073                797
                                                                          ---
                                                                        1,037
                                                                        -----
Travel Services (0.0%)
Sabre Holdings Corp.                                 1,366                 35
                                                                           --
Trucking & Leasing (0.0%)
Ryder Systems, Inc.                                    643                 28
                                                                           --

Utilities - Electric (2.5%)
AES Corp. (b)                                        6,260                 60
Allegheny Energy, Inc. (b)                           1,247                 19
Ameren Corp.                                         1,904                 85
American Electric Power Co.                          3,887                121
Calpine Corp. (b)                                    4,087                 16
CenterPoint Energy, Inc.                             3,018                 35
Cinergy Corp.                                        1,767                 68
CMS Energy Corp. (b)                                 1,607                 15
Consolidated Edison Co. of New York, Inc.            2,367                 97
Constellation Energy Group, Inc.                     1,655                 64
Dominion Resources, Inc.                             3,208                204
DTE Energy Co.                                       1,704                 68
Duke Energy Corp.                                    8,988                193
Dynergy, Inc. (b)                                    3,723                 16
Edison International                                 3,201                 86
Entergy Corp.                                        2,262                130
Exelon Corp.                                         6,494                226
FirstEnergy Corp.                                    3,240                127
FPL Group, Inc.                                      1,816                122
NiSource, Inc.                                       2,588                 54
PG&E Corp. (b)                                       4,117                117
Pinnacle West Capital Corp.                            898                 36
PPL Corp.                                            1,747                 81
Progress Energy, Inc.                                2,422                102
Public Service Enterprise Group                      2,324                 91
Southern Co.                                         7,245                212
TECO Energy, Inc.                                    1,851                 24
TXU Corp.                                            2,987                118
Xcel Energy, Inc.                                    3,923                 67
                                                                          ---
                                                                        2,654
                                                                        -----
Utilities - Natural Gas (0.2%)
KeySpan Corp.                                        1,573                 57
NICOR, Inc.                                            433                 14
Peoples Energy Corp.                                   369                 14
Sempra Energy                                        2,257                 81
                                                                           --
                                                                          166
                                                                          ---
Utilities - Telecommunications (2.6%)
Alltel Corp.                                         3,028                157
BellSouth Corp.                                     18,021                488
CenturyTel, Inc.                                     1,364                 42
SBC Communications, Inc.                            32,536                824
Sprint FON Group                                    14,012                262
Verizon Communications, Inc.                        27,216              1,050
                                                                        -----
                                                                        2,823
                                                                        -----
Wireless Communications (0.2%)
Nextel Communications, Inc., Class A (b)            10,903                248
                                                                          ---

Total Common Stocks (Cost $47,743)                                    101,163
                                                                      -------

U.S. Treasury Obligations (1.4%)

U.S. Treasury Bills (1.4%)
1.26%, 9/16/04 (d)                                   1,500              1,498
                                                                        -----

Total U.S. Treasury Obligations
  (Cost $1,498)                                                         1,498
                                                                        -----

Total Investments
  (Cost $53,727) (i) - 100.0%                                         107,147

Liabilities in excess
  of other assets - 0.0%                                                 (19)
                                                                         ----

NET ASSETS - 100.0%                                                  $107,128
                                                                     ========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Growth Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                  Shares
                                                    or
                                                 Principal
                                                  Amount              Value

Commercial Paper (0.9%)

General Electric Capital Corp., 1.33%,              $2,870             $2,870
  8/2/04                                                               ------

Total Commercial Paper (Cost $2,870)                                    2,870
                                                                        -----

Common Stocks (98.9%)

Aerospace/Defense (3.6%)
Boeing Co.                                         118,500              6,014
United Technologies Corp.                           62,600              5,853
                                                                        -----
                                                                       11,867
                                                                       ------
Banks (2.1%)
U.S. Bancorp                                        96,800              2,739
Wachovia Corp. (c)                                  92,300              4,090
                                                                        -----
                                                                        6,829
                                                                        -----
Beverages (5.3%)
Anheuser-Busch Cos., Inc.                           65,000              3,374
Coca-Cola Co.                                      156,600              6,868
PepsiCo, Inc.                                      143,000              7,150
                                                                        -----
                                                                       17,392
                                                                       ------
Biotechnology (3.5%)
Amgen, Inc. (b) (c)                                163,500              9,300
Gilead Sciences, Inc. (b) (c)                       34,500              2,230
                                                                        -----
                                                                       11,530
                                                                       ------
Chemicals - General (2.2%)
E.I. Du Pont de Nemours                            127,700              5,474
Praxair, Inc.                                       47,400              1,870
                                                                        -----
                                                                        7,344
                                                                        -----
Computers & Peripherals (8.9%)
Cisco Systems, Inc. (b)                            486,600             10,150
Dell Computer Corp. (b)                            160,900              5,707
EMC Corp. (b)                                      165,600              1,817
International Business Machines Corp.              130,900             11,398
                                                                       ------
                                                                       29,072
                                                                       ------
Consumer Products (1.5%)
Procter & Gamble Co.                                91,600              4,777
                                                                        -----
Cosmetics & Toiletries (1.0%)
Avon Products, Inc. (c)                             75,200              3,234
                                                                        -----
Electrical Equipment (1.8%)
Emerson Electric Co.                                98,400              5,973
                                                                        -----
Electronic & Electrical - General (5.3%)
General Electric Co.                               522,000             17,357
                                                                       ------
Financial Services (5.5%)
American Express Co. (c)                           130,600              6,563
Citigroup, Inc.                                     70,900              3,126
Fannie Mae                                          60,700              4,307
Goldman Sachs Group, Inc.                           44,500              3,924
                                                                        -----
                                                                       17,920
                                                                       ------

Food Processing & Packaging (0.3%)
Wm. Wrigley Jr. Co.                                 17,700              1,069
                                                                        -----
Forest Products - Lumber & Paper (0.6%)
International Paper Co. (c)                         46,100              1,993
                                                                        -----
Health Care (1.8%)
Medtronic, Inc.                                    118,400              5,881
                                                                        -----
Heavy Machinery (0.8%)
Caterpillar, Inc. (c)                               37,600              2,763
                                                                        -----
Insurance - Multi-Line (1.9%)
American International Group, Inc.                  65,300              4,613
Marsh & McLennan Cos., Inc. (c)                     33,800              1,500
                                                                        -----
                                                                        6,113
                                                                        -----
Internet Business Services (2.0%)
eBay, Inc. (b) (c)                                  16,800              1,316
Symantec Corp. (b) (c)                             111,200              5,200
                                                                        -----
                                                                        6,516
                                                                        -----
Internet Service Provider (1.5%)
Yahoo, Inc. (b) (c)                                154,900              4,771
                                                                        -----
Manufacturing - Miscellaneous (2.0%)
3M Co.                                              78,400              6,457
                                                                        -----
Media (0.7%)
Viacom, Inc., Class B                               70,600              2,371
                                                                        -----
Medical Supplies (1.9%)
Becton Dickinson & Co.                              36,400              1,719
Boston Scientific Corp. (b)                         72,100              2,759
Zimmer Holdings, Inc. (b)                           24,100              1,839
                                                                        -----
                                                                        6,317
                                                                        -----
Office Equipment & Supplies (1.5%)
Pitney Bowes, Inc.                                  38,000              1,604
Staples, Inc. (c)                                  118,500              3,422
                                                                        -----
                                                                        5,026
                                                                        -----
Oilfield Services & Equipment (2.6%)
Halliburton Co.                                     39,100              1,241
Schlumberger Ltd. (c)                              113,000              7,269
                                                                        -----
                                                                        8,510
                                                                        -----
Pharmaceuticals (13.2%)
Abbott Laboratories                                100,700              3,963
Bristol-Myers Squibb Co. (c)                        63,300              1,450
Cardinal Health, Inc.                               54,400              2,421
Eli Lilly & Co.                                     78,201              4,983
Forest Laboratories, Inc. (b)                       60,500              3,043
Johnson & Johnson                                  173,200              9,573
Pfizer, Inc.                                       440,900             14,090
Wyeth                                              115,500              4,089
                                                                       ------
                                                                       43,612
                                                                       ------
Restaurants (1.0%)
McDonald's Corp.                                   118,500              3,259
                                                                        -----
Retail (2.2%)
Wal-Mart Stores, Inc.                              138,300              7,331
                                                                        -----
Retail - Department Stores (1.4%)
Kohl's Corp. (b) (c)                               102,300              4,681
                                                                        -----
Retail - Drug Stores (1.3%)
Walgreen Co. (c)                                   116,900              4,255
                                                                        -----

Retail - Specialty Stores (1.4%)
Gap, Inc. (c)                                       99,300              2,254
Home Depot, Inc.                                    71,200              2,401
                                                                        -----
                                                                        4,655
                                                                        -----
Semiconductors (6.1%)
Altera Corp. (b) (c)                                57,600              1,199
Analog Devices, Inc.                               100,000              3,970
Intel Corp.                                        487,700             11,890
Maxim Integrated Products, Inc. (c)                 34,800              1,674
Xilinx, Inc.                                        42,000              1,236
                                                                       ------
                                                                       19,969
                                                                       ------
Software & Computer Services (8.9%)
Affiliated Computer Services, Inc.,                 55,300              2,870
  Class A (b) (c)
First Data Corp.                                   173,500              7,740
Microsoft Corp.                                    556,400             15,835
Oracle Corp. (b)                                   260,800              2,741
                                                                       ------
                                                                       29,186
                                                                       ------
Telecommunications - Equipment (0.6%)
QUALCOMM, Inc.                                      28,300              1,955
                                                                        -----
Transportation Services (1.7%)
United Parcel Service, Inc. (c)                     76,600              5,512
                                                                        -----
Utilities - Telecommunications (1.4%)
Verizon Communications, Inc.                       120,000              4,625
                                                                        -----
Wireless Communications (1.4%)
Nextel Communications, Inc., Class A (b)           200,800              4,570
                                                                        -----

Total Common Stocks (Cost $281,909)                                   324,692
                                                                      -------

Short-Term Securities Held as Collateral for Securities Lending (17.4%)

Pool of various securities for
  Victory Funds (h)                                 56,982             56,982
                                                                       ------

Total Short-Term Securities Held
  as Collateral for Securities Lending                                 56,982
                                                                       ------

Total Investments
  (Cost $341,761) (a) - 117.2%                                        384,544

Liabilities in excess
  of other assets - (17.2%)                                          (56,433)
                                                                     --------

NET ASSETS - 100.0%                                                  $328,111
                                                                     ========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Established Value Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                  Shares
                                                    or
                                                 Principal
                                                  Amount              Value

Commercial Paper (4.3%)

General Electric Capital Corp., 1.33%,             $13,337            $13,337
  8/2/04                                                              -------

Total Commercial Paper (Cost $13,337)                                  13,337
                                                                       ------

Common Stocks (95.8%)

Aerospace/Defense (1.2%)
General Dynamics Corp.                              36,000              3,558
                                                                        -----
Apparel (2.0%)
Jones Apparel Group, Inc.                          120,000              4,482
Liz Claiborne, Inc.                                 46,000              1,665
                                                                        -----
                                                                        6,147
                                                                        -----
Automotive Parts (2.3%)
BorgWarner, Inc. (c)                                87,000              4,105
Eaton Corp. (c)                                     45,400              2,935
                                                                        -----
                                                                        7,040
                                                                        -----
Banks (4.7%)
Cullen/Frost Bankers, Inc. (c)                     104,900              4,513
First Horizon National Corp.                       100,000              4,335
Hibernia Corp., Class A                            151,000              3,820
Mercantile Bankshares Corp. (c)                     36,600              1,662
                                                                        -----
                                                                       14,330
                                                                       ------
Brokerage Services (1.0%)
Lehman Brothers Holdings, Inc.                      41,885              2,936
                                                                        -----
Building Materials (1.2%)
Lafarge North America, Inc. (c)                     87,000              3,644
                                                                        -----
Chemicals - General (2.5%)
Englehard Corp.                                    157,000              4,616
PPG Industries, Inc.                                52,000              3,065
                                                                        -----
                                                                        7,681
                                                                        -----
Chemicals - Specialty (1.3%)
Lubrizol Corp. (c)                                 116,000              4,017
                                                                        -----
Coal (0.5%)
Peabody Energy Corp. (c)                            28,000              1,573
                                                                        -----
Commercial Services (0.8%)
ARAMARK Corp., Class B                              91,000              2,441
                                                                        -----
Computers & Peripherals (2.4%)
Computer Sciences Corp. (b) (c)                     70,000              3,308
Lexmark International Group, Inc. (b)               47,000              4,159
                                                                        -----
                                                                        7,467
                                                                        -----
Containers & Packaging (1.7%)
Owens-Illinois, Inc. (b) (c)                       162,000              2,381
Pactiv Corp. (b)                                   124,800              2,943
                                                                        -----
                                                                        5,324
                                                                        -----

Electronics (2.8%)
Johnson Controls, Inc. (c)                          68,200              3,850
Thermo Electron Corp. (b)                          185,000              4,758
                                                                        -----
                                                                        8,608
                                                                        -----
Financial & Insurance (2.1%)
AMBAC Financial Group, Inc.                         46,000              3,271
PMI Group, Inc. (c)                                 74,000              3,051
                                                                        -----
                                                                        6,322
                                                                        -----
Financial Services (0.5%)
Citigroup, Inc.                                     36,000              1,587
                                                                        -----
Food Distributors, Supermarkets
  & Wholesalers (2.0%)
Safeway, Inc. (b) (c)                              146,000              3,085
SUPERVALU, Inc.                                    104,000              2,970
                                                                        -----
                                                                        6,055
                                                                        -----
Food Processing & Packaging (4.2%)
Archer Daniels Midland Co. (c)                     207,000              3,194
ConAgra, Inc.                                       61,000              1,586
H.J. Heinz Co.                                      92,000              3,393
Kraft Foods, Inc.                                   50,000              1,528
Tyson Foods, Inc., Class A (c)                     161,000              3,069
                                                                        -----
                                                                       12,770
                                                                       ------
Health Care (2.4%)
Manor Care, Inc. (c)                               123,000              3,843
Wellpoint Health Networks, Inc. (b)                 36,000              3,640
                                                                        -----
                                                                        7,483
                                                                        -----
Heavy Machinery (0.8%)
Ingersoll-Rand Co.                                  38,000              2,610
                                                                        -----
Homebuilders (1.0%)
Pulte Homes, Inc. (c)                               57,000              3,114
                                                                        -----
Insurance - Multi-Line (8.0%)
ACE Ltd.                                            62,000              2,517
Hartford Financial Services Group, Inc. (c)         68,000              4,427
Jefferson-Pilot Corp. (c)                           52,800              2,544
Old Republic International Corp.                   170,500              3,971
PartnerRe Ltd.                                      52,000              2,720
RenaissanceRe Holdings Ltd.                         51,000              2,703
Transatlantic Holdings, Inc. (c)                    52,500              2,973
XL Capital Ltd. (c)                                 41,000              2,898
                                                                        -----
                                                                       24,753
                                                                       ------
Manufacturing - Miscellaneous (3.2%)
ITT Industries, Inc.                                57,000              4,557
Textron, Inc.                                       85,800              5,260
                                                                        -----
                                                                        9,817
                                                                        -----
Media (1.4%)
Hearst-Argyle Television, Inc.                     121,000              2,738
Media General, Inc., Class A                        27,304              1,632
                                                                        -----
                                                                        4,370
                                                                        -----
Medical Services (1.2%)
Express Scripts, Inc. (b) (c)                       57,000              3,739
                                                                        -----
Medical Supplies (6.1%)
Bausch & Lomb, Inc. (c)                             80,300              4,946
Becton Dickinson & Co.                              91,100              4,303
C.R. Bard, Inc.                                     68,000              3,754
Dade Behring Holdings, Inc. (b)                     54,000              2,683
Respironics, Inc. (b)                               57,000              3,176
                                                                        -----
                                                                       18,862
                                                                       ------

Office Equipment & Supplies (0.9%)
Office Depot, Inc. (b)                             167,000              2,739
                                                                        -----
Oil & Gas Exploration,
  Production & Services (3.4%)
Devon Energy Corp. (c)                              55,059              3,826
Newfield Exploration Co. (b)                        71,700              4,236
Pogo Producing Co.                                  53,000              2,352
                                                                        -----
                                                                       10,414
                                                                       ------
Oil Marketing & Refining (1.0%)
Valero Energy Corp. (c)                             42,000              3,147
                                                                        -----
Oil - Integrated Companies (2.1%)
Occidental Petroleum Corp. (c)                     132,777              6,542
                                                                        -----
Paint, Varnishes, Enamels (1.5%)
Sherwin-Williams Co.                               117,000              4,724
                                                                        -----
Pharmaceuticals (0.7%)
AmerisourceBergen Corp.                             39,000              2,108
                                                                        -----
Primary Metal & Mineral Production (1.2%)
Phelps Dodge Corp. (c)                              47,000              3,663
                                                                        -----
Publishing (0.8%)
McGraw-Hill Cos., Inc.                              31,000              2,327
                                                                        -----
Real Estate Investment Trusts (3.2%)
AMB Property Corp. (c)                              76,000              2,670
CBL & Associates Properties, Inc. (c)               45,000              2,480
Duke Realty Corp.                                   75,100              2,310
Equity Residential Properties Trust (c)             81,800              2,417
                                                                        -----
                                                                        9,877
                                                                        -----
Restaurants (2.3%)
Wendy's International, Inc.                         95,000              3,398
Yum! Brands, Inc. (c)                               98,000              3,762
                                                                        -----
                                                                        7,160
                                                                        -----
Retail - Apparel/Shoe (2.0%)
Abercrombie & Fitch Co. (c)                         98,800              3,644
Talbots, Inc. (c)                                   78,000              2,402
                                                                        -----
                                                                        6,046
                                                                        -----
Retail - Specialty Stores (1.2%)
Barnes & Noble, Inc. (b) (c)                       103,000              3,541
                                                                        -----
Semiconductors (0.6%)
Fairchild Semiconductor International,             131,500              1,932
  Inc. (b)                                                              -----

Software & Computer Services (5.6%)
BMC Software, Inc. (b)                             202,000              3,167
First Data Corp.                                    99,700              4,449
Intuit, Inc. (b)                                    44,400              1,662
Reynolds & Reynolds Co., Class A                   100,800              2,228
Storage Technology Corp. (b)                       120,100              2,996
Sybase, Inc. (b) (c)                               177,000              2,579
                                                                        -----
                                                                       17,081
                                                                       ------
Steel (0.7%)
Nucor Corp. (c)                                     26,000              2,175
                                                                        -----
Telecommunications - Equipment (1.9%)
Harris Corp.                                       122,000              5,793
                                                                        -----
Telecommunications -
  Services & Equipment (1.0%)
Amdocs Ltd. (b)                                    142,000              3,081
                                                                        -----
Tools & Hardware Manufacturing (1.2%)
Black & Decker Corp. (c)                            54,000              3,775
                                                                        -----

Transportation Services (1.2%)
CNF, Inc.                                           87,000              3,590
                                                                        -----
Utilities - Electric (3.4%)
Energy East Corp. (c)                              151,100              3,681
Exelon Corp.                                       150,200              5,241
Xcel Energy, Inc. (c)                               95,000              1,625
                                                                        -----
                                                                       10,547
                                                                       ------
Utilities - Natural Gas (2.0%)
National Fuel Gas Co. (c)                           60,000              1,532
Sempra Energy (c)                                  128,000              4,576
                                                                        -----
                                                                        6,108
                                                                        -----
Utilities - Telecommunications (0.6%)
CenturyTel, Inc. (c)                                55,000              1,704
                                                                        -----

Total Common Stocks (Cost $210,035)                                   294,322
                                                                      -------
Short-Term Securities Held as Collateral for Securities Lending (19.2%)

Pool of various securities for
  Victory Funds (h)                                 59,243             59,243
                                                                       ------

Total Short-Term Securities Held
  as Collateral for Securities Lending                                 59,243
                                                                       ------

Total Investments
  (Cost $282,615) (a) - 119.3%                                        366,902

Liabilities in excess
  of other assets - (19.3)%                                          (59,406)
                                                                     --------

NET ASSETS - 100.0%                                                  $307,496
                                                                     ========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Special Value Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                   Shares
                                                     or
                                                  Principal
                                                   Amount              Value

Commercial Paper (7.3%)

General Electric Capital Corp., 1.33%,             $13,758            $13,758
  8/2/04                                                              -------

Total Commercial Paper (Cost $13,758)                                  13,758
                                                                       ------

Common Stocks (87.6%)

Apparel (0.2%)
Jones Apparel Group, Inc.                           12,008                448
                                                                          ---
Automotive Parts (3.4%)
BorgWarner, Inc. (c)                                65,873              3,109
Lear Corp.                                          58,747              3,238
                                                                        -----
                                                                        6,347
                                                                        -----
Banks (6.7%)
Banknorth Group, Inc.                               25,821                824
Colonial BancGroup, Inc.                           137,876              2,660
Compass Bancshares, Inc. (c)                        27,426              1,209
Hibernia Corp., Class A                            207,069              5,239
North Fork Bancorporation, Inc. (c)                 31,552              1,232
TCF Financial Corp. (c)                             24,644              1,488
                                                                        -----
                                                                       12,652
                                                                       ------
Chemicals (2.7%)
Minerals Technologies, Inc. (c)                     54,651              3,054
RPM International, Inc. (c)                         29,717                447
Scotts Co., Class A (b)                             26,418              1,611
                                                                        -----
                                                                        5,112
                                                                        -----
Commercial Services (4.2%)
Plexus Corp. (b)                                   301,054              3,375
ServiceMaster Co. (c)                              139,840              1,633
Valassis Communications, Inc. (b)                   97,128              2,840
                                                                        -----
                                                                        7,848
                                                                        -----
Computers & Peripherals (0.6%)
Computer Sciences Corp. (b) (c)                     23,457              1,108
                                                                        -----
Containers & Packaging (1.3%)
Sonoco Products Co.                                 95,250              2,468
                                                                        -----
Electronic & Electrical - General (0.9%)
Vishay Intertechnology, Inc. (b)                   112,361              1,742
                                                                        -----
Entertainment (0.5%)
Brunswick Corp.                                     26,121              1,020
                                                                        -----
Financial & Insurance (4.9%)
AMBAC Financial Group, Inc.                         61,868              4,399
PMI Group, Inc. (c)                                114,518              4,722
                                                                        -----
                                                                        9,121
                                                                        -----
Food Processing & Packaging (1.2%)
Dean Foods Co. (b) (c)                              38,451              1,422
Smithfield Foods, Inc. (b)                          30,900                876
                                                                        -----
                                                                        2,298
                                                                        -----

Forest Products - Lumber & Paper (0.9%)
Rayonier, Inc. (c)                                  40,518              1,782
                                                                        -----
Heavy Machinery (2.7%)
AGCO Corp. (b) (c)                                 124,325              2,601
NACCO Industries, Inc., Class A                     26,185              2,393
                                                                        -----
                                                                        4,994
                                                                        -----
Homebuilders (1.4%)
Hovnanian Enterprises, Inc., Class A (b) (c)        38,313              1,189
Lennar Corp., Class A (c)                           32,721              1,396
                                                                        -----
                                                                        2,585
                                                                        -----
Insurance (3.1%)
AmerUs Group Co. (c)                               153,412              5,906
                                                                        -----
Insurance - Multi-Line (7.7%)
First American Corp.                                88,253              2,370
Horace Mann Educators Corp. (c)                     74,620              1,251
Protective Life Corp.                              132,152              4,791
StanCorp Financial Group, Inc.                      67,184              4,723
UnumProvident Corp.                                 76,451              1,219
                                                                        -----
                                                                       14,354
                                                                       ------
Manufacturing - Miscellaneous (1.7%)
Harsco Corp.                                        72,629              3,260
                                                                        -----
Media (1.6%)
Belo Corp.                                         104,073              2,433
Journal Communications, Inc., Class A               31,734                566
                                                                        -----
                                                                        2,999
                                                                        -----
Medical Equipment & Supplies (4.8%)
Dentsply International, Inc.                        18,221                886
Henry Schein, Inc. (b) (c)                         122,355              8,210
                                                                        -----
                                                                        9,096
                                                                        -----
Metal - Fabrication (0.4%)
Kennametal, Inc.                                    16,706                735
                                                                          ---
Mining (0.6%)
Pan American Silver Corp. (b) (c)                   75,218              1,037
                                                                        -----
Oil & Gas Exploration,
  Production & Services (6.9%)
Apache Corp.                                        35,889              1,670
Canadian Natural Resources Ltd.                    239,070              7,933
Pogo Producing Co.                                  77,342              3,432
                                                                        -----
                                                                       13,035
                                                                       ------
Oilfield Services & Equipment (4.0%)
Precision Drilling Corp. (b)                         7,454                371
Tidewater, Inc.                                    232,968              7,070
                                                                        -----
                                                                        7,441
                                                                        -----
Pipelines (1.9%)
Questar Corp.                                       89,251              3,658
                                                                        -----
Primary Metal &
  Mineral Production (2.2%)
Inco Ltd. (b) (c)                                   52,364              1,747
Phelps Dodge Corp. (c)                              31,243              2,435
                                                                        -----
                                                                        4,182
                                                                        -----
Real Estate Investment Trusts (1.8%)
Duke Realty Corp. (c)                              107,335              3,302
                                                                        -----
Restaurants (1.1%)
CBRL Group, Inc. (c)                                29,276                973
Darden Restaurants, Inc. (c)                        55,041              1,174
                                                                        -----
                                                                        2,147
                                                                        -----

Retail - Discount (1.0%)
Dollar Tree Stores, Inc. (b) (c)                    69,818              1,879
                                                                        -----
Retail - Department Stores (1.5%)
Dillard's, Inc., Class A (c)                       123,176              2,807
                                                                        -----
Savings & Loans (1.5%)
Sovereign Bancorp, Inc. (c)                        128,616              2,800
                                                                        -----
Semiconductors (2.5%)
Fairchild Semiconductor                            114,181              1,676
  International, Inc. (b)
Freescale Semiconductor, Inc., Class A (b)          82,042              1,153
Intersil Corp., Class A                             54,088                994
Lattice Semiconductor Corp. (b)                    182,197                893
                                                                        -----
                                                                        4,716
                                                                        -----
Software & Computer Services (2.5%)
BMC Software, Inc. (b)                             234,095              3,671
Jack Henry & Associates, Inc. (c)                   50,232                967
                                                                        -----
                                                                        4,638
                                                                        -----
Telecommunications - Equipment (0.4%)
Harris Corp.                                        13,964                663
                                                                          ---
Transportation Services (3.4%)
GATX Corp. (c)                                     130,120              3,316
Overnite Corp.                                      34,041              1,017
Overseas Shipholding Group, Inc.                    44,717              2,008
                                                                        -----
                                                                        6,341
                                                                        -----
Utilities - Electric (0.8%)
Ameren Corp. (c)                                    17,399                777
SCANA Corp. (c)                                     17,905                656
                                                                          ---
                                                                        1,433
                                                                        -----
Utilities - Natural Gas (4.6%)
Energen Corp.                                       68,947              3,265
National Fuel Gas Co. (c)                          174,097              4,446
Vectren Corp.                                       40,829              1,011
                                                                        -----
                                                                        8,722
                                                                        -----

Total Common Stocks (Cost $144,314)                                   164,676
                                                                      -------

Depositary Receipts (1.6%)

Biotech HOLDRs Trust (c)                             8,200              1,140
Midcap SPDR Trust Series 1                          17,963              1,902
                                                                        -----

Total Depositary Receipts (Cost $2,690)                                 3,042
                                                                        -----

Mutual Funds (3.4%)

iShares S&P Midcap 400 Index Fund                   17,154              1,987
iShares S&P Midcap 400/BARRA                        17,414              1,943
  Value Index Fund
Utilities Select Sector SPDR Fund (c)               99,894              2,409
                                                                        -----

Total Mutual Funds (Cost $6,306)                                        6,339
                                                                        -----

Short-Term Securities Held as Collateral for Securities Lending (27.0%)

Pool of various securities for
  Victory Funds (h)                                 50,677             50,677
                                                                       ------

Total Short-Term Securities Held
  as Collateral for Securities Lending                                 50,677
                                                                       ------

Total Investments
  (Cost $217,745) (a) - 126.9%                                        238,492

Liabilities in excess
  of other assets - (26.9%)                                          (50,571)
                                                                     --------

NET ASSETS - 100.0%                                                  $187,921
                                                                     ========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Small Company Opportunity Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                    Shares
                                                      or
                                                   Principal
                                                    Amount              Value

Commercial Paper (7.3%)

General Electric Capital Corp.,                     $5,166             $5,166
  1.33%, 8/2/04
Prudential Funding, 1.28%, 8/2/04                    5,000              5,000
                                                                       ------

Total Commercial Paper (Cost $10,166)                                  10,166
                                                                       ------

Common Stocks (92.1%)

Aerospace/Defense Equipment (0.6%)
Teledyne Technologies, Inc. (b)                     39,700                860
                                                                          ---
Aluminum (0.4%)
Century Aluminum Co. (b)                            23,000                542
                                                                          ---
Apparel (1.3%)
Warnaco Group, Inc. (b)                             98,800              1,867
                                                                        -----
Apparel & Footwear (0.5%)
Timberland Co. (b)                                  11,248                653
                                                                          ---
Automotive (0.2%)
Oshkosh Truck Corp.                                  6,300                334
                                                                          ---
Automotive Parts (0.4%)
BorgWarner, Inc. (c)                                11,000                519
                                                                          ---
Banks (5.0%)
Chemical Financial Corp.                            39,606              1,368
Chittenden Corp. (c)                                41,300              1,403
Corus Bankshares, Inc.                              27,700              1,112
R&G Financial Corp.                                 28,700              1,007
Texas Regional Bancshares, Inc.,                    18,000                801
  Class A
UMB Financial Corp.                                 28,900              1,448
                                                                        -----
                                                                        7,139
                                                                        -----
Beverages (0.7%)
Boston Beer Co., Inc., Class A (b)                  42,339                973
                                                                          ---
Building Materials (3.0%)
ABM Industries, Inc.                               103,800              1,868
Genlyte Group, Inc. (b)                             26,600              1,657
USG Corp. (b) (c)                                   36,100                622
                                                                        -----
                                                                        4,147
                                                                        -----
Chemicals (2.3%)
Albemarle Corp.                                     22,300                687
Arch Chemicals, Inc.                                39,787              1,133
Cabot Corp. (c)                                     37,000              1,409
                                                                        -----
                                                                        3,229
                                                                        -----

Coal (0.5%)
Peabody Energy Corp. (c)                            12,500                702
                                                                          ---
Commercial Services (2.8%)
Discovery Partners International, Inc. (b)         117,100                566
G & K Services, Inc., Class A                       45,000              1,733
NCO Group, Inc. (b)                                 30,000                749
PRG-Schultz International, Inc. (b)                163,700                833
                                                                        -----
                                                                        3,881
                                                                        -----
Computers & Peripherals (1.6%)
Agilysys, Inc.                                      38,000                566
Avocent Corp. (b)                                   23,762                711
Imation Corp.                                       27,700                919
                                                                          ---
                                                                        2,196
                                                                        -----
Construction (0.5%)
Granite Construction, Inc. (c)                      36,900                656
                                                                          ---
Consulting Services (0.9%)
Maximus, Inc. (b)                                   40,550              1,296
                                                                        -----
Consumer Products (0.9%)
American Greetings Corp., Class A  (b) (c)          53,764              1,254
                                                                        -----
Distribution/Wholesale (1.4%)
Owens & Minor, Inc.                                 28,000                719
United Stationers, Inc. (b)                         31,800              1,253
                                                                        -----
                                                                        1,972
                                                                        -----
Electronics (2.7%)
Methode Electronics, Inc., Class A                 104,218              1,358
Stoneridge, Inc. (b)                                49,100                721
Technitrol, Inc. (b)                                55,400              1,025
Woodhead Industries, Inc.                           47,900                718
                                                                        -----
                                                                        3,822
                                                                        -----
Energy (0.9%)
Headwaters, Inc. (b) (c)                            43,000              1,193
                                                                        -----
Entertainment (0.8%)
Argosy Gaming Co. (b) (c)                           33,600              1,096
                                                                        -----
Food Distributors, Supermarkets
  & Wholesalers (1.6%)
Pathmark Stores, Inc. (b)                          124,200                887
Ruddick Corp.                                       71,600              1,400
                                                                        -----
                                                                        2,287
                                                                        -----
Food Processing & Packaging (2.3%)
Corn Products International, Inc. (c)               30,191              1,302
J & J Snack Foods Corp. (b)                         23,400                859
M & F Worldwide Corp. (b)                           81,600              1,066
                                                                        -----
                                                                        3,227
                                                                        -----
Health Care (1.2%)
Coventry Health Care, Inc. (b) (c)                  17,209                879
Sunrise Senior Living, Inc. (b) (c)                 21,300                752
                                                                          ---
                                                                        1,631
                                                                        -----

Heavy Machinery (1.9%)
Joy Global, Inc.                                    41,500              1,232
Terex Corp. (b)                                     37,500              1,459
                                                                        -----
                                                                        2,691
                                                                        -----
Home Building (0.4%)
Meritage Corp. (b) (c)                               7,900                489
                                                                          ---
Instruments - Scientific (1.5%)
Molecular Devices Corp. (b)                         40,000                816
Varian, Inc. (b)                                    32,300              1,225
                                                                        -----
                                                                        2,041
                                                                        -----
Insurance (10.4%)
Alfa Corp.                                         116,400              1,574
AmerUs Group Co. (c)                                39,300              1,513
Commerce Group, Inc.                                29,200              1,414
Delphi Financial Group, Inc.                        45,025              1,826
Odyssey Re Holdings Corp. (c)                       60,800              1,420
Platinum Underwriters Holdings,  Ltd.               23,000                640
PXRE Group Ltd.                                     28,600                658
State Auto Financial Corp.                          47,758              1,477
Triad Guaranty, Inc. (b) (c)                        12,799                696
UICI (b)                                            75,500              1,806
United Fire & Casualty Co.                          16,000                985
Universal American Financial Corp. (b)              62,619                679
                                                                        -----
                                                                       14,688
                                                                       ------
Machine - Diversified (3.5%)
Briggs & Stratton Corp.                             10,600                885
Flowserve Corp. (b)                                 61,400              1,470
Gardner Denver, Inc. (b)                            26,400                707
Global Power Equipment Group, Inc. (b)              88,700                622
Manitowoc Co., Inc.                                 33,900              1,150
                                                                        -----
                                                                        4,834
                                                                        -----
Manufacturing - Miscellaneous (4.9%)
Acuity Brands, Inc. (c)                             55,000              1,312
AptarGroup, Inc.                                    45,000              1,904
ESCO Technologies, Inc. (b)                         27,900              1,469
Griffon Corp. (b)                                   30,756                645
Matthews International Corp.                        46,833              1,605
                                                                        -----
                                                                        6,935
                                                                        -----
Media (1.9%)
Liberty Corp.                                       22,500                988
Macrovision Corp. (b) (c)                           39,000                844
Media General, Inc., Class A                        12,603                753
                                                                          ---
                                                                        2,585
                                                                        -----
Medical Equipment & Supplies (2.4%)
CONMED Corp. (b)                                    27,000                598
Haemonetics Corp. (b)                               50,581              1,518
Ocular Sciences, Inc. (b) (c)                       19,000                838
Osteotech, Inc. (b)                                107,200                415
                                                                        -----
                                                                        3,369
                                                                        -----

Metals - Fabrication (2.0%)
CIRCOR International, Inc.                          72,165              1,278
Kaydon Corp. (c)                                    26,500                772
Quanex Corp.                                        16,300                742
                                                                        -----
                                                                        2,792
                                                                        -----
Networking Products (1.0%)
Anixter International, Inc. (c)                     22,500                753
Hypercom Corp. (b)                                  99,100                674
                                                                          ---
                                                                        1,427
                                                                        -----
Office Equipment & Supplies (1.8%)
Global Imaging Systems, Inc. (b) (c)                42,700              1,296
John H. Harland Co.                                 42,900              1,214
                                                                        -----
                                                                        2,510
                                                                        -----
Oil & Gas Exploration,
  Production & Services (5.3%)
Cabot Oil & Gas Corp. (c)                           38,400              1,688
Denbury Resources, Inc. (b)                         83,500              1,825
Houston Exploration Co. (b)                         28,200              1,523
Remington Oil & Gas Corp. (b) (c)                   24,000                568
St. Mary Land & Exploration Co.                     14,000                480
Stone Energy Corp. (b) (c)                          30,900              1,398
                                                                        -----
                                                                        7,482
                                                                        -----
Oilfield Services & Equipment (2.1%)
RPC, Inc.                                           82,000              1,265
Tetra Technologies, Inc. (b)                        31,000                817
Veritas DGC, Inc. (b)                               32,623                804
                                                                        -----
                                                                        2,886
                                                                        -----
Packaging & Containers (0.5%)
Chesapeake Corp.                                    31,703                736
                                                                          ---
Pharmaceuticals (0.8%)
Perrigo Co.                                         69,800              1,163
                                                                        -----
Real Estate Investment Trusts (4.9%)
Brandywine Realty Trust                             41,300              1,127
CBL & Associates Properties, Inc. (c)               22,400              1,235
LaSalle Hotel Properties                            32,400                834
LTC Properties, Inc.                                51,100                876
National Health Investors, Inc.                     28,600                784
Parkway Properties, Inc.                            25,050              1,100
PS Business Parks, Inc.                             25,801              1,037
                                                                        -----
                                                                        6,993
                                                                        -----
Restaurants (0.6%)
Lone Star Steakhouse & Saloon, Inc.                 35,000                848
                                                                          ---
Retail - Department Stores (0.5%)
Stage Stores, Inc. (b) (c)                          18,100                642
                                                                          ---
Retail - Discount (0.8%)
ShopKo Stores, Inc. (b) (c)                         70,300              1,093
                                                                        -----
Retail - Specialty Stores (0.7%)
Party City Corp. (b)                                66,300                916
                                                                          ---

Rubber & Rubber Products (0.7%)
Bandag, Inc. (c)                                    20,400                911
                                                                          ---
Savings & Loans (0.6%)
ITLA Capital Corp. (b)                              19,700                792
                                                                          ---
Semiconductors (1.2%)
DSP Group, Inc. (b)                                 26,700                526
Siliconix, Inc. (b)                                 12,000                511
Standard Microsystems Corp. (b)                     40,000                689
                                                                          ---
                                                                        1,726
                                                                        -----
Software & Computer Services (2.9%)
Inter-Tel, Inc. (c)                                 35,808                777
TALX Corp.                                          30,393                672
THQ, Inc. (b) (c)                                   73,000              1,390
Tier Technologies, Inc. (b)                         93,050                768
Transaction Systems Architects, Inc. (b)            26,000                445
                                                                        -----
                                                                        4,052
                                                                        -----
Telecommunications (0.6%)
Commonwealth Telephone                              17,300                775
  Enterprises, Inc. (b)                                                   ---

Telecommunications - Equipment (0.4%)
Tollgrade Communications, Inc. (b)                  64,300                535
                                                                          ---
Transportation Services (2.3%)
Pacer International, Inc. (b)                       35,000                552
SCS Transportation, Inc. (b) (c)                    27,736                714
Stelmar Shipping Ltd.                               28,459                952
Werner Enterprises, Inc.                            47,000                937
                                                                          ---
                                                                        3,155
                                                                        -----
Utilities - Electric (1.9%)
Black Hills Corp. (c)                               56,281              1,555
Cleco Corp. (c)                                     61,000              1,052
                                                                        -----
                                                                        2,607
                                                                        -----
Utilities - Natural Gas (1.1%)
Energen Corp.                                       33,550              1,589
                                                                        -----

Total Common Stocks (Cost $104,537)                                   128,738
                                                                      -------

Short-Term Securities Held as Collateral for Securities Lending (17.0%)

Pool of various securities for
  Victory Funds (h)                                 23,747             23,747
                                                                       ------
Total Short-Term Securities Held
  as Collateral for Securities Lending                                 23,747
                                                                       ------

Total Investments
  (Cost $138,450) (a) - 116.4%                                        162,651

Liabilities in excess
  of other assets - (16.4%)                                          (23,166)
                                                                     --------

NET ASSETS - 100.0%                                                  $139,485
                                                                     ========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Focused Growth Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                    Shares
                                                      or
                                                   Principal
                                                    Amount              Value

Commercial Paper (4.6%)

General Electric Capital Corp., 1.33%,                 $37                $37
  8/2/04                                                                  ---

Total Commercial Paper (Cost $37)                                          37
                                                                           --
Common Stocks (92.0%)
Advertising (2.7%)
Getty Images, Inc. (b)                                 400                 22
                                                                           --
Biotechnology (4.9%)
Amgen, Inc. (b)                                        380                 21
Gilead Sciences, Inc. (b)                              275                 18
                                                                           --
                                                                           39
                                                                           --
Brokerage Services (5.0%)
Merrill Lynch & Co., Inc.                              800                 40
                                                                           --
Computers & Peripherals (8.5%)
Cisco Systems, Inc. (b)                              2,000                 42
EMC Corp. (b)                                        2,400                 26
                                                                           --
                                                                           68
                                                                           --
Financial Services (11.6%)
Chicago Mercantile Exchange                            300                 38
Citigroup, Inc.                                        400                 18
SLM Corp.                                            1,000                 37
                                                                           --
                                                                           93
                                                                           --
Health Care (2.0%)
Medtronic, Inc.                                        325                 16
                                                                           --
Homebuilders (4.0%)
Toll Brothers, Inc. (b)                                800                 32
                                                                           --
Internet Business Services (11.9%)
eBay, Inc. (b)                                         525                 41
Symantec Corp. (b)                                   1,150                 54
                                                                           --
                                                                           95
                                                                           --
Medical Supplies (3.9%)
Zimmer Holdings, Inc. (b)                              400                 31
                                                                           --
Pharmaceuticals (19.8%)
Allergan, Inc.                                         500                 37
American Pharmaceutical Partners, Inc. (b)             600                 18
Celgene Corp. (b)                                      350                 19
Forest Laboratories, Inc. (b)                          700                 35
Pfizer, Inc.                                           450                 14
Teva Pharmaceutical Industries Ltd.                  1,200                 36
                                                                           --
                                                                          159
                                                                          ---
Retail - Department Stores (1.6%)
Kohl's Corp. (b)                                       275                 13
                                                                           --
Retail - Specialty Stores (1.4%)
Bed Bath & Beyond, Inc. (b)                            320                 11
                                                                           --

Schools & Educational Services (6.6%)
Apollo Group, Inc. (b)                                 425                 36
Career Education Corp. (b)                             505                 17
                                                                           --
                                                                           53
                                                                           --
Semiconductors (5.4%)
Texas Instruments, Inc.                              1,250                 27
Xilinx, Inc.                                           550                 16
                                                                           --
                                                                           43
                                                                           --
Telecommunications - Equipment (2.7%)
QUALCOMM, Inc.                                         325                 22
                                                                           --

Total Common Stocks (Cost $796)                                           737
                                                                          ---

Total Investments
  (Cost $833) (a) - 96.6%                                                 774

Other assets in excess
  of liabilities - 3.4%                                                    27
                                                                           --

NET ASSETS - 100.0%                                                      $801
                                                                         ====

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Balanced Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                    Shares
                                                      or
                                                   Principal
                                                    Amount              Value


Asset Backed Securities (0.49%)

Citibank Credit Card Issuance Trust,                  $100               $104
Series 2002-A1, Class A1, 4.95%,
2/9/09

GMAC Mortgage Corp. Loan Trust,                        313                301
Series 2004-HE2, Class A4, 3.65%,
10/25/33

Harley-Davidson Motorcycle Trust,                       45                 46
Series 2002-1, Class A2, 4.50%,
1/15/10

Harley-Davidson Motorcycle Trust,                       40                 40
Series 2002-2, Class A2, 3.09%,
6/15/10

Honda Auto Receivables Owner Trust,                    120                119
Series 2003-3, Class A4, 2.77%,
11/21/08

WFS Financial Owner Trust, Series                       70                 69
2003-4, Class A4, 3.15%, 5/20/11                                          ---

Total Asset Backed Securities (Cost $688)                                 679
                                                                          ---


Collateralized Mortgage Obligations (2.66%)

Bank of America - First Union National                 180                187
Bank Commercial Mortgage, Series
2001-3, Class A2, 5.46%, 4/11/37

Fannie Mae Whole Loan, Series                          852                852
2003-W12, Class 1A6, 4.50%, 6/25/43

Fannie Mae Whole Loan, Series                          695                693
2003-W15, Class 2A4, 4.25%, 8/25/43

Fannie Mae Whole Loan, Series                          357                358
2003-W18, Class 1A5, 4.61%, 8/25/43

Federal Home Loan Mortgage Corp.,                      523                564
Structured Pass Through Securities, Series
T-42, Class A5, 7.50%, 2/25/42

Federal National Mortgage Association,                 309                334
Grantor Trust, Series 2002-T16, Class
A3, 7.50%, 7/25/42

First Union National Bank Commercial                   269                286
Mortgage, Series 2001-C2, Class A1,
6.20%, 1/12/43

Government National Mortgage                           340                364
Association, Series 2001-12, Class B,
6.14%*, 6/16/21

Morgan Stanley Dean Witter Capital,                     40                 44
Series 2001-Top1, Class A4, 6.66%,                                        ---
2/15/33

Total Collateralized Mortgage
  Obligations (Cost $3,676)                                             3,682
                                                                        -----

Commercial Paper (3.99%)

General Electric Capital Corp., 1.33%,               5,519              5,519
8/2/04                                                                  -----

Total Commercial Paper (Cost $5,519)                                    5,519
                                                                        -----


Common Stocks (60.52%)


Aerospace/Defense (2.56%)

Boeing Co.                                          69,750              3,540
                                                                        -----


Aluminum (1.54%)

Alcoa, Inc.                                         66,400              2,127
                                                                        -----


Automotive Parts (0.49%)

Delphi Corp. (c)                                    71,200                677
                                                                          ---


Banks (2.18%)

PNC Financial Services Group, Inc.                  41,600              2,105

U.S. Bancorp                                        32,100                908
                                                                        -----

                                                                        3,013
                                                                        -----


Chemicals - General (0.65%)

Air Products & Chemicals, Inc.                      17,500                906
                                                                          ---


Computers & Peripherals (3.10%)

Apple Computer, Inc. (b) (c)                        52,900              1,710

EMC Corp. (b)                                       94,000              1,031

International Business Machines Corp.               17,800              1,550
                                                                        -----

                                                                        4,291
                                                                        -----


Electronic & Electrical - General (3.00%)

General Electric Co.                               125,000              4,156
                                                                        -----


Entertainment (1.63%)

Walt Disney Co. (d) (c)                             98,000              2,263
                                                                        -----


Environmental Control (1.47%)

Waste Management, Inc.                              72,200              2,032
                                                                        -----


Financial Services (1.65%)

Citigroup, Inc.                                     31,633              1,395

MBNA Corp.                                          35,800                884
                                                                        -----

                                                                        2,279
                                                                        -----


Food Distributors, Supermarkets
  & Wholesalers (0.87%)

Kroger Co. (b) (c)                                  76,200              1,204
                                                                        -----


Food Processing & Packaging (1.71%)

General Mills, Inc.                                 24,400              1,096

Sara Lee Corp.                                      58,200              1,278
                                                                        -----

                                                                        2,374
                                                                        -----


Forest Products - Lumber & Paper (0.62%)

International Paper Co. (c)                         20,000                865
                                                                          ---


Health Care (0.81%)

Medtronic, Inc.                                     22,600              1,123
                                                                        -----


Insurance - Multi-Line (3.58%)

American International Group, Inc.                  41,430              2,926

Genworth Financial, Inc., Class A (b) (c)           38,200                869

XL Capital Ltd., Class A (c)                        16,400              1,159
                                                                        -----

                                                                        4,954
                                                                        -----


Internet Service Provider (1.31%)

Yahoo, Inc. (b) (c)                                 58,700              1,808
                                                                        -----


Manufacturing - Miscellaneous (0.78%)

Honeywell International, Inc.                       28,700              1,079
                                                                        -----


Media (2.60%)

Time Warner, Inc. (b) (c)                          137,400              2,288

Viacom, Inc., Class B                               39,000              1,310
                                                                        -----

                                                                        3,598
                                                                        -----

Oil & Gas Exploration,
  Production & Services (2.40%)

Transocean, Inc. (b) (c)                            44,300              1,258

Unocal Corp.                                        53,200              2,062
                                                                        -----

                                                                        3,320
                                                                        -----


Oil - Integrated Companies (3.07%)

BP PLC, ADR (c)                                     75,500              4,255
                                                                        -----


Oilfield Services & Equipment (2.99%)

Halliburton Co.                                     42,500              1,349

Schlumberger Ltd. (c)                               43,500              2,798
                                                                        -----

                                                                        4,147
                                                                        -----


Pharmaceuticals (5.96%)

Bristol-Myers Squibb Co. (c)                        88,200              2,020

Johnson & Johnson, Inc.                             41,500              2,293

Merck & Co., Inc.                                   43,000              1,950

Pfizer, Inc.                                        62,620              2,001
                                                                        -----

                                                                        8,264
                                                                        -----


Pipelines (0.49%)

El Paso Corp.                                       85,200                672
                                                                          ---


Radio & Television (1.19%)

Comcast Corp., Class A Special Shares (b)           60,000              1,644
                                                                        -----


Real Estate Investment Trust (1.20%)

Equity Office Properties Trust (c)                  64,187              1,666
                                                                        -----


Retail - Department Stores (0.89%)

Kohl's Corp. (b)                                    27,073              1,239
                                                                        -----


Savings & Loans (0.62%)

Washington Mutual, Inc. (c)                         22,200                861
                                                                          ---


Semiconductors (2.55%)

Intel Corp.                                         61,400              1,497

Texas Instruments, Inc.                             95,300              2,033
                                                                        -----

                                                                        3,530
                                                                        -----


Software & Computer Services (4.09%)

Automatic Data Processing, Inc.                     46,400              1,948

Microsoft Corp.                                    131,300              3,736
                                                                        -----

                                                                        5,684
                                                                        -----


Telecommunications - Cellular (1.12%)

Vodafone Group PLC, ADR (c)                         71,500              1,554
                                                                        -----


Telecommunications - Equipment (0.71%)

Motorola, Inc. (c)                                  61,500                980
                                                                          ---


Transportation Services (1.53%)

FedEx Corp. (c)                                     25,900              2,121
                                                                        -----


Utilities - Electric (0.99%)

Dominion Resources, Inc. (c)                        21,500              1,364
                                                                        -----


Utilities - Telecommunications (0.17%)

SBC Communications, Inc.                             9,156                232
                                                                          ---

Total Common Stocks (Cost $77,486)                                     83,822
                                                                       ------


Corporate Bonds (9.98%)


Aerospace/Defense (0.18%)

Boeing Co., 5.13%, 2/15/13 (c)                          83                 83

Boeing Co., 6.13%, 2/15/33 (c)                         170                169
                                                                          ---

                                                                          252
                                                                          ---


Airlines (0.04%)

Southwest Airlines Co., 6.50%, 3/1/12                   50                 53
                                                                           --

Aluminum (0.07%)

Alcoa, Inc., 5.38%, 1/15/13 (c)                        101                103
                                                                          ---


Automotive (0.11%)

DaimlerChrysler NA Holding Corp.,                       96                103
7.38%, 9/15/06, MTN

DaimlerChrysler NA Holding Corp.,                       43                 50
8.50%, 1/18/31                                                            ---

                                                                          153
                                                                          ---


Banks (1.25%)

Bank of America Corp., 7.80%, 2/15/10 (c)              192                222

Bank of America Corp., 6.80%,                           84                 90
3/15/28

Bank One Corp., 6.88%, 8/1/06 (g)                      258                276

European Investment Bank, 7.13%,                       223                242
9/18/06

First Union National Bank, 7.80%,                       82                 95
8/18/10 (c)

Inter-American Development Bank,                        51                 59
7.00%, 6/15/25

International Bank for Reconstruction &                376                381
Development, 4.13%, 8/12/09

J.P. Morgan Chase & Co., 5.75%,                         27                 28
1/2/13

Korea Development Bank, 3.88%,                          85                 82
3/2/09

Marshall & Ilsley Bank, 4.13%, 9/4/07                  101                103

Royal Bank of Scotland Group PLC,                       42                 41
5.00%, 10/1/14 (c)

Wells Fargo & Co., 4.95%, 10/16/13 (c)                 102                100
                                                                          ---

                                                                        1,719
                                                                        -----


Beverages (0.17%)

Anheuser-Busch Cos., Inc., 4.95%,                      132                131
1/15/14 (c)

Coca-Cola Enterprises, Inc., 5.75%,                     18                 19
11/1/08

Pepsico, Inc., 3.20%, 5/15/07                           79                 79
                                                                          ---

                                                                          229
                                                                          ---


Chemicals (0.11%)

Dow Chemical, 6.00%, 10/1/12                            51                 53

Rohm & Haas Co., 7.40%, 7/15/09                         85                 97
                                                                           --

                                                                          150
                                                                          ---


Computers & Peripherals (0.17%)

Hewlett-Packard Co., 7.15%, 6/15/05                     51                 53

Hewlett-Packard Co., 6.50%, 7/1/12                      59                 65

International Business Machines Corp.,                  96                122
8.38%, 11/1/19                                                            ---

                                                                          240
                                                                          ---


Consumer Products (0.08%)

Proctor & Gamble Co., 4.30%,                           111                113
8/15/08                                                                   ---


Financial Services (2.93%)

Boeing Capital Corp., 6.50%, 2/15/12 (g)               168                183

Caterpillar Financial Services Corp.,                  183                181
2.59%, 7/15/06

CIT Group, Inc., 6.50%, 2/7/06                         112                118

Citigroup, Inc., 5.75%, 5/10/06                        290                303

Citigroup, Inc., 5.63%, 8/27/12 (c)                    217                226

Citigroup, Inc., 6.00%, 10/31/33                       125                122

Ford Motor Credit Co., 6.50%, 1/25/07 (c)              175                185

Ford Motor Credit Co., 7.25%,                          107                113
10/25/11 (c)

General Electric Capital Corp., 5.38%,                 235                247
3/15/07, MTN (c)

General Electric Capital Corp., 6.75%,                 197                215
3/15/32, MTN

General Motors Acceptance Corp.,                       110                115
6.13%, 1/22/08 (c)

General Motors Acceptance Corp.,                       373                382
6.88%, 9/15/11

Goldman Sachs Group, Inc., 5.15%,                      241                235
1/15/14 (c)

Household Finance Corp., 4.13%,                        277                274
12/15/08

International Lease Finance Corp.,                     146                151
5.88%, 5/1/13

John Deere BV, 5.88%, 4/6/06 (g)                       180                189

Lehman Brothers Holdings, Inc., 7.88%,                 111                130
8/15/10

Merrill Lynch & Co., Inc., 6.00%,                      176                188
2/17/09

Morgan Stanley Group, Inc., 6.88%,                     170                185
3/1/07

SLM Corp., 4.00%, 1/15/09, MTN                         152                150

Toyota Motor Credit Corp., 4.35%,                       53                 53
12/15/10 (c)

Verizon Global Funding Corp., 7.75%,                    86                 99
12/1/30                                                                   ---

                                                                        4,044
                                                                        -----


Food Processing & Packaging (0.10%)

Conagra Foods, Inc., 8.25%, 9/15/30 (c)                 40                 49

Kellogg Co., 6.60%, 4/1/11                              77                 86
                                                                           --
                                                                          135
                                                                          ---


Food - Distributors, Supermarkets,
  & Wholesalers (0.35%)

Albertson's, Inc., 6.55%, 8/1/04                       163                163

Kroger Co., 6.80%, 4/1/11                              252                277

Safeway, Inc., 4.80%, 7/16/07 (c)                       44                 45
                                                                          ---

                                                                          485
                                                                          ---


Forest Products - Lumber & Paper (0.45%)

International Paper Co., 5.50%, 1/15/14 (c)            365                363

Weyerhaeuser Co., 6.00%, 8/1/06                        193                203

Weyerhaeuser Co., 7.38%, 3/15/32 (c)                    52                 57
                                                                          ---

                                                                          623
                                                                          ---


Governments - Foreign (0.87%)

Italy, Government International Bond,                  179                177
2.75%, 12/15/06

Province of Manitoba, 4.25%, 11/20/06                  225                231

Province of Ontario, 3.50%, 9/17/07                     98                 98

Province of Ontario, 5.50%, 10/1/08 (c)                210                223

Province of Quebec, 5.00%, 7/17/09                      39                 40

Province of Quebec, 7.50%, 9/15/29                     130                160

United Mexican States, 4.63%, 10/8/08                  135                134

United Mexican States, 6.38%, 1/16/13,                 129                132
MTN                                                                       ---

                                                                        1,195
                                                                        -----


Health Care (0.03%)

UnitedHealth Group, Inc., 4.75%,                        42                 41
2/10/14 (c)                                                                --


Heavy Machinery (0.07%)

Deere & Co., 6.95%, 4/25/14                             87                 99
                                                                           --


Insurance - Property, Casualty,
  Health (0.30%)

Allstate Corp., 7.20%, 12/1/09 (g)                     132                151

Chubb Corp., 6.00%, 11/15/11                           101                107

St. Paul Cos., Inc., 5.75%, 3/15/07                    155                163
                                                                          ---

                                                                          421
                                                                          ---


Media (0.08%)

News America, Inc., 6.63%, 1/9/08 (c)                   42                 46

Time Warner, Inc., 8.11%, 8/15/06                       10                 11

Time Warner, Inc., 6.88%, 5/1/12                        22                 24

Time Warner, Inc., 7.70%, 5/1/32                        30                 33
                                                                           --

                                                                          114
                                                                          ---


Medical Supplies (0.03%)

Baxter International, Inc., 5.25%,                      41                 43
5/1/07                                                                     --


Oil & Gas - Exploration
  & Production (0.23%)

Anadarko Petroleum Corp., 3.25%,                        92                 90
5/1/08

Devon Financing Corp. ULC, 7.88%,                       48                 56
9/30/31

Union Oil Co. of California, 7.50%,                     84                 96
2/15/29

Valero Energy Corp., 7.50%, 4/15/32 (c)                 63                 71
                                                                           --

                                                                          313
                                                                          ---


Oil - Integrated Companies (0.10%)

ConocoPhillips, 4.75%, 10/15/12 (c)                    145                143
                                                                          ---


Pharmaceuticals (0.08%)

Wyeth, 5.50%, 3/15/13 (c)                              115                112
                                                                          ---


Pipelines (0.41%)

Consolidated Natural Gas, 6.25%,                        79                 85
11/1/11

Duke Energy Field Services, 7.88%,                      57                 66
8/16/10

Kinder Morgan Energy Partners LP,                      408                420
8.00%, 3/15/05                                                            ---

                                                                          571
                                                                          ---


Radio & Television (0.09%)

Clear Channel Communications, Inc.,                     40                 40
5.75%, 1/15/13 (c)

Comcast Cable Communications,                           64                 67
6.38%, 1/30/06 (c)

Cox Communications, Inc., 7.75%,                        21                 23
8/15/06                                                                    --

                                                                          130
                                                                          ---

Railroads (0.20%)

Norfolk Southern Corp., 7.25%,                         167                186
2/15/31

Union Pacific Co., 6.65%, 1/15/11                       81                 89
                                                                          ---
                                                                          275
                                                                          ---


Real Estate (0.08%)

EOP Operating LP, 7.00%, 7/15/11                        50                 55

ERP Operating LP, 5.20%, 4/1/13                         56                 55
                                                                           --

                                                                          110
                                                                          ---


Restaurants (0.04%)

McDonald's Corp., 6.00%, 4/15/11                        55                 59
                                                                           --


Retail (0.14%)

Wal-Mart Stores, Inc., 6.88%, 8/10/09                  179                200
                                                                          ---


Telecommunications - Cellular (0.15%)

360 Communications Co., 7.50%,                          97                104
3/1/06 (c)

AT&T Wireless Services, Inc., 7.88%,                    39                 45
3/1/11

Vodafone Group Plc, 7.75%, 2/15/10                      55                 63
                                                                          ---

                                                                          212
                                                                          ---


Telecommunications - Equipment (0.02%)

Motorola, Inc., 7.63%, 11/15/10                         29                 33
                                                                           --


Utilities - Electric (0.81%)

Constellation Energy Group, Inc.,                       37                 41
7.00%, 4/1/12 (c)

Constellation Energy Group, Inc.,                       73                 82
7.60%, 4/1/32

Dominion Resources, Inc., 6.25%,                        39                 41
6/30/12

Exelon Generation Co. LLC, 6.95%,                      144                159
6/15/11 (c)

Hydro-Quebec, 8.40%, 1/15/22                            71                 92

Pacific Gas & Electric Co., 6.05%,                     203                196
3/1/34

Wisconsin Energy Corp., 5.88%,                         483                505
4/1/06                                                                    ---

                                                                        1,116
                                                                        -----


Utilities - Telecommunications (0.24%)

Ameritech Capital Funding, 6.15%,                       86                 93
1/15/08

Deutsche Telekom International Finance                  63                 78
BV, 8.75%, 6/15/30 (c)

France Telecom, 8.75%, 3/1/11                           75                 88

Sprint Capital Corp., 8.38%, 3/15/12 (c)                66                 77
                                                                           --

                                                                          336
                                                                          ---

Total Corporate Bonds (Cost $13,761)                                   13,822
                                                                       ------


U.S. Government Agencies (3.90%)


Federal Home Loan Bank (0.86%)

2.10%, 10/13/06, Callable 4/13/05                      320                313
@ 100 (c)

5.25%, 8/15/22 (c)                                     895                872
                                                                          ---

                                                                        1,185
                                                                        -----


Federal Home Loan Mortgage Corp. (1.47%)

2.38%, 2/15/07 (c)                                     255                250

3.00%, 3/28/08, Callable 3/30/05                       500                484
@ 100, MTN (c)

3.63%, 9/15/08 (c)                                     400                396

4.25%, 5/4/09, Callable 5/4/05 @ 100 (c)               405                404

5.88%, 3/21/11 (c)                                     217                231

5.00%, 7/15/14 (c)                                     280                279
                                                                          ---

                                                                        2,044
                                                                        -----


Federal National Mortgage
  Association (1.37%)

3.13%, 7/15/06 (c)                                     210                211

4.75%, 1/2/07 (c)                                      410                424

4.00%, 9/2/08 (c)                                      227                227

3.75%, 9/15/08, Callable 9/15/05 @ 100 (c)             248                245

3.65%, 10/15/08, Callable 10/15/04                     165                164
@ 100 (c)

3.43%*, 2/17/09 (c)                                    200                200

6.25%, 2/1/11 (c)                                      100                108

5.13%, 1/2/14 (c)                                      321                317
                                                                          ---

                                                                        1,896
                                                                        -----


U.S. Government Loan Trust (0.20%)

U.S. Government Loan Trust - Israel,                   258                273
Series 1-B, 8.50%, 4/1/06                                                 ---

Total U.S. Government Agencies
  (Cost $5,419)                                                         5,398
                                                                        -----


U.S. Government Mortgage Backed (13.74%)


Federal Home Loan Mortgage Corp. (2.70%)

4.50%, 9/1/18-12/1/18                                  719                710

5.00%, 7/1/18-12/1/33                                1,031              1,015

5.50%, 10/1/17-12/1/18 (g)                           1,107              1,138

6.50%, 5/1/26-7/1/32                                   536                562

7.00%, 10/1/28-4/1/32                                  175                185

8.00%, 6/1/30                                           35                 38

8.50%, 7/1/21-4/1/29                                    87                 96
                                                                        -----

                                                                        3,744
                                                                        -----


Federal National Mortgage
  Association (10.15%)

4.50%, 6/1/18-1/1/19 (c)                             1,445              1,425

5.00%, 6/1/18-4/1/34                                 3,286              3,247

5.50%, 5/1/18-1/1/34                                 3,932              3,969

5.92%, 2/1/12                                          487                520

6.00%, 5/15/09-1/1/34                                2,258              2,339

6.50%, 3/1/29-8/1/33                                 1,153              1,206

7.00%, 5/1/22-3/1/32                                   215                227

7.50%, 3/1/27                                           71                 77

8.00%, 6/1/12-3/1/30                                   562                610

8.50%, 11/1/17                                          20                 22

9.50%, 10/1/21                                          66                 74

10.00%, 11/1/13                                         86                 94

10.50%, 11/1/13                                        102                113

11.00%, 11/1/13                                        109                121
                                                                        -----

                                                                       14,044
                                                                       ------


Government National Mortgage
  Assoc. (0.89%)

6.00%, 7/15/29                                         369                381

6.50%, 7/15/28                                          15                 16

7.00%, 12/15/25-4/15/28                                220                235

7.50%, 8/15/29                                          96                103

8.50%, 12/15/17                                        235                258

9.50%, 7/15/09-7/15/25                                 213                240
                                                                          ---

                                                                        1,233
                                                                        -----

Total U.S. Government Mortgage Backed
  (Cost $18,977)                                                       19,021
                                                                       ------

U.S. Treasury Obligations (4.81%)


U.S. Treasury Bonds (0.94%)

8.00%, 11/15/21 (c)                                    229                304

7.13%, 2/15/23 (c)                                      14                 17

5.38%, 2/15/31 (c)                                     961                984
                                                                          ---

                                                                        1,305
                                                                        -----


U.S. Treasury Inflation
  Protected Bonds (0.75%)

1.88%, 7/15/13 (c)                                   1,050              1,045
                                                                        -----


U.S. Treasury Notes (3.12%)

1.25%, 5/31/05 (c)                                   1,789              1,779

3.50%, 11/15/06 (c)                                    467                474

3.13%, 10/15/08 (c)                                  1,162              1,145

4.25%, 8/15/13 (c)                                     921                909
                                                                        -----
                                                                        4,307
                                                                        -----

Total U.S. Treasury Obligations
  (Cost $6,635)                                                         6,657
                                                                        -----


Short-Term Securities Held as Collateral for Securities Lending (32.0%)

Pool of various securities for
  Victory Funds (h)                                 44,318             44,318
                                                                       ------

Total Short-Term Securities Held
  as Collateral for Securities Lending                                 44,318
                                                                       ------

Total Investments
  (Cost $176,479) (a) - 132.09%                                       182,918

Liabilities in excess
  of other assets - (32.09)%                                         (44,448)
                                                                     --------

NET ASSETS - 100.00%                                                 $138,470
                                                                     ========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Convertible Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                    Shares
                                                      or
                                                   Principal
                                                    Amount              Value


Commercial Paper (2.2%)

General Electric Capital Corp., 1.33%,              $1,619             $1,619
8/2/04                                                                 ------

Total Commercial Paper (Cost $1,619)                                    1,619
                                                                        -----


Convertible Bonds (62.0%)


Advertising (0.9%)

Lamar Advertising Co., Convertible                     650                682
Subordinated Notes, 2.88%, 12/31/10                                       ---


Agriculture (1.8%)

Bunge Ltd. Finance Corp., Convertible                  225                301
Subordinated Notes, 3.75%, 11/15/22,
Callable 11/22/05 @ 101.50

Bunge Ltd. Finance Corp., Convertible                  740                991
Subordinated Notes, 3.75%, 11/15/22,                                      ---
Callable 11/22/05 @ 101.50 (f)

                                                                        1,292
                                                                        -----


Apparel/Footwear (0.9%)

Reebok International Ltd., Convertible                 665                648
Subordinated Notes, 2.00%, 5/1/24,                                        ---
Callable 5/1/09 @ 100 (f)


Automotive (2.6%)

Lear Corp., Convertible Subordinated                 1,500                744
Notes, 0.00%, 2/20/22, Callable 2/20/07
@ 49.45

Navistar International, Convertible                    950              1,170
Subordinated Notes, 2.50%, 12/15/07 (f)                                 -----

                                                                        1,914
                                                                        -----


Biotechnology (1.5%)

Gilead Sciences, Inc., Convertible                     750              1,086
Subordinated Notes, 2.00%, 12/15/07,                                    -----
Callable 12/20/05 @ 100.80


Broadcasting/Cable (3.8%)

Liberty Media Corp., Convertible                       300                329
Subordinated Notes, 0.75%, 3/30/23,
Callable 4/5/08 @ 100

Liberty Media Corp., Convertible                       810                888
Subordinated Notes, 0.75%, 3/30/23,
Callable 4/5/08 @ 100 (f)

Liberty Media Corp., Convertible                     1,055                911
Subordinated Notes, 3.50%, 1/15/31,
Callable 1/15/06 @ 100 (f)

Liberty Media Corp., Convertible                       780                689
Subordinated Notes, 3.25%, 3/15/31,                                       ---
Callable 3/15/06 @ 100

                                                                        2,817
                                                                        -----

Brokerage Services (1.4%)

Lehman Brothers Holdings, Inc.,                      1,000              1,043
Convertible Subordinated Notes, 0.75%,                                  -----
2/11/11, Callable 9/25/06 @ 100


Computer - Peripherals (1.5%)

EMC Corp., Convertible Subordinated                  1,025              1,104
Notes, 4.50%, 4/1/07, Callable 4/5/05                                   -----
@ 101.80


Construction (2.1%)

Fluor Corp., Convertible Subordinated                1,480              1,517
Notes, 1.50%, 2/15/24, Callable 2/16/09                                 -----
@ 100


Electronics (1.9%)

Agilent Technologies, Inc., Convertible                325                331
Subordinated Notes, 3.00%, 12/1/21,
Callable 12/6/04 @ 100 (f)

Agilent Technologies, Inc., Convertible                800                814
Subordinated Notes, 3.00%, 12/1/21,
Callable 12/6/04 @ 100

Cymer, Inc., Convertible Subordinated                  300                282
Notes, 3.50%, 2/15/09, Callable 2/20/05                                   ---
@ 101.75

                                                                        1,427
                                                                        -----


Entertainment (3.2%)

Carnival Corp., Convertible                            705                913
Subordinated Notes, 2.00%, 4/15/21,
Callable 4/15/08 @ 100

GTECH Holdings Corp., Convertible                      267                425
Subordinated Notes, 1.75%, 12/15/21,
Callable 12/15/06 @ 100

Walt Disney Co., Convertible                         1,015              1,048
Subordinated Notes, 2.13%, 4/15/23,                                     -----
Callable 4/15/08 @ 100

                                                                        2,386
                                                                        -----


Heavy Machinery (3.7%)

Tyco International Group SA,                         1,755              2,685
Convertible Subordinated Notes, 3.13%,                                  -----
1/15/23, Callable 1/20/08 @ 101.82


Insurance - Life (1.2%)

AON Corp., Convertible Subordinated                    350                463
Notes, 3.50%, 11/15/12, Callable
11/19/07 @ 101 (f)

AON Corp., Convertible Subordinated                    320                424
Notes, 3.50%, 11/15/12, Callable                                          ---
11/19/07 @ 101

                                                                          887
                                                                          ---


Insurance - Multi-Line (2.4%)

Loews Corp., Convertible Subordinated                  875                847
Notes, 3.13%, 9/15/07, Callable 9/15/04
@ 100.94

Ohio Casualty Corp., Convertible                       170                176
Subordinated Notes, 5.00%, 3/19/22,
Callable 3/23/05 @ 102

Ohio Casualty Corp., Convertible                       750                776
Subordinated Notes, 5.00%, 3/19/22,                                       ---
Callable 3/23/05 @ 102

                                                                        1,799
                                                                        -----

Internet Service Provider (1.0%)

Yahoo, Inc., Convertible Subordinated                  440                714
Notes, 0.00%, 4/1/08                                                      ---


Mining (2.2%)

Inco Ltd., Convertible Subordinated                    250                305
Notes, 1.00%, 3/14/23, Callable 3/19/10
@ 94.12 (f)

Inco Ltd., Convertible Subordinated                    475                580
Notes, 1.00%, 3/14/23, Callable 3/19/10
@ 94.12

Placer Dome, Inc., Convertible                         645                704
Subordinated Notes, 2.75%, 10/15/23,                                      ---
Callable 10/20/10 @ 100.83 (f)

                                                                        1,589
                                                                        -----

Oil & Gas Exploration,
  Production & Services (1.6%)

Kerr-McGee Corp., Convertible                        1,150              1,203
Subordinated Notes, 5.25%, 2/15/10,                                     -----
Callable 2/15/05 @ 102.63


Oilfield Services & Equipment (3.3%)

Halliburton Co., Convertible                         1,025              1,127
Subordinated Notes, 3.13%, 7/15/23,
Callable 7/15/08 @ 100 (f)

Schlumberger Ltd., Convertible                         400                424
Subordinated Notes, 2.13%, 6/1/23,
Callable 6/6/10 @ 100

Schlumberger Ltd., Convertible                         825                873
Subordinated Notes, 2.13%, 6/1/23,                                      -----
Callable 6/6/10 @ 100 (f)

                                                                        2,424
                                                                        -----


Pharmaceuticals (5.6%)

Alza Corp., Convertible Subordinated                   250                191
Notes, 0.00%, 7/28/20, Callable 7/28/05
@ 63.98 (f)

Alza Corp., Convertible Subordinated                 1,283                980
Notes, 0.00%, 7/28/20, Callable 7/28/05
@ 63.98

Cephalon, Inc., Convertible                            500                516
Subordinated Notes, 0.00%, 6/15/33,
Callable 6/15/10 @ 100.25 (f)

Teva Pharmaceutical Financial, 0.50%,                1,055              1,039
2/1/24, Callable 8/1/08 @ 100

Teva Pharmaceutical Financial,                         111                158
Convertible Subordinated Notes, 0.38%,
11/15/22, Callable 11/18/07 @ 100

Watson Pharmaceuticals, Inc.,                          300                281
Convertible Subordinated Notes, 1.75%,
3/15/23, Callable 3/20/08 @ 100

Watson Pharmaceuticals, Inc.,                          935                875
Convertible Subordinated Notes, 1.75%,                                  -----
3/15/23, Callable 3/20/08 @ 100 (f)

                                                                        4,040
                                                                        -----


Photography (1.0%)

Eastman Kodak Co., Convertible                         665                734
Subordinated Notes, 3.38%, 10/15/33,                                      ---
Callable 10/15/10 @ 100 (f)

Pipelines (0.8%)

Noram Energy, Convertible                              577                574
Subordinated Notes, 6.00%, 3/15/12,                                       ---
Continuously Callable @ 100


Real Estate (0.7%)

EOP Operating LP, Convertible                          500                508
Subordinated Notes, 7.25%, 11/15/08,                                      ---
Callable 11/15/04 @ 100 (f)


Restaurants (2.3%)

Brinker International, Inc., Convertible             1,410                946
Subordinated Notes, 0.00%, 10/10/21,
Callable 10/10/04 @ 62.86

Triarc Cos., Convertible Subordinated                  800                766
Notes, 5.00%, 5/15/23, Callable 5/20/10                                   ---
@ 100

                                                                        1,712
                                                                        -----


Retail - Discount (1.3%)

Costco Wholesale Corp., Convertible                  1,000                926
Subordinated Notes, 0.00%, 8/19/17,                                       ---
Callable 8/19/04 @ 63.70


Retail - Specialty Stores (3.8%)

Lowes Cos., Inc., Convertible                        1,570              1,515
Subordinated Notes, 0.86%, 10/19/21,
Callable 10/19/06 @ 86.10

TJX Cos., Inc., Convertible                          1,545              1,313
Subordinated Notes, 0.00%, 2/13/21,                                     -----
Callable 2/13/07 @ 75.68

                                                                        2,828
                                                                        -----


Semiconductor Equipment (1.6%)

Credence Systems Corp., Convertible                    550                591
Subordinated Notes, 1.50%, 5/15/08 (f)

Veeco Instruments, Inc., Convertible                   600                591
Subordinated Notes, 4.13%, 12/21/08,                                      ---
Callable 12/21/04 @ 102.36 (f)

                                                                        1,182
                                                                        -----


Semiconductors (1.0%)

Cypress Semiconductor, Convertible                     200                212
Subordinated Notes, 1.25%, 6/15/08,
Callable 6/20/06 @ 100 (f)

Micron Technology, Inc., Convertible                   400                525
Subordinated Notes, 2.50%, 2/1/10,                                        ---
Callable 2/6/06 @ 101.43 (f)

                                                                          737
                                                                          ---


Software & Computer Services (1.0%)

ASML Holding NV, Convertible                           500                546
Suborinated Notes, 5.75%, 10/15/06 (f)

Fair Isaac Corp., Convertible                          200                194
Subordinated Notes, 1.50%, 8/15/23,                                       ---
Callable 8/15/08 @ 100

                                                                          740
                                                                          ---


Steel (1.0%)

Steel Dynamics, Inc., Convertible                      350                704
Subordinated Notes, 4.00%, 12/15/12,                                      ---
Callable 12/18/07 @ 101.14 (f)

Telecommunications -
  Services & Equipment (3.5%)

ADC Telecommunications, Convertible                    500                458
Subordinated Notes, 1.00%, 6/15/08 (f)

Harris Corp., Convertible Subordinated                 750                923
Notes, 3.50%, 8/15/22, Callable 8/18/07
@ 100

Lucent Technologies, Inc., Convertible                 970              1,222
Subordinated Notes, 2.75%, 6/15/25,                                     -----
Callable 6/20/13 @ 100

                                                                        2,603
                                                                        -----


Transportation Services (0.5%)

GATX Corp., Convertible Subordinated                   300                380
Notes, 5.00%, 8/15/23, Callable 8/15/08                                   ---
@ 100 (f)


Utilities - Telecommunications (0.9%)

CenturyTel, Inc., Convertible                          600                668
Subordinated Notes, 4.75%, 8/1/32,                                        ---
Callable 8/5/06 @ 102.85

Total Convertible Bonds (Cost $44,275)                                 45,553
                                                                       ------


Convertible Preferred Stock (35.3%)


Advertising (1.3%)

Interpublic Group of Cos., Inc., 5.38%              20,000                968
                                                                          ---


Aerospace/Defense (1.5%)

Northrop Grumman Corp., 7.25%                        7,595                798
Northrop Grumman Corp., Series B,                    2,400                314
7.00%                                                                     ---

                                                                        1,112
                                                                        -----


Automotive (3.8%)

Ford Motor Co. Capital Trust II,                    19,540              1,044
6.50%

General Motors Corp., Series C,                     63,688              1,792
6.25%                                                                   -----

                                                                        2,836
                                                                        -----


Banks (1.1%)

Commerce Capital Trust II, 5.95%                     7,000                391
Washington Mutual, Inc., 5.38%                       7,400                393
                                                                          ---
                                                                          784
                                                                          ---


Commercial Services (2.1%)

Cendant Corp., 7.75%                                31,000              1,530
                                                                        -----


Health Care (0.7%)

McKesson Financing Trust, 5.00%                      9,400                481
                                                                          ---


Household Goods - Appliances,
  Furnishings & Electronics (2.5%)

Newell Financial Trust I, 5.25%                     41,200              1,818
                                                                        -----


Insurance - Multi-Line (3.2%)

PMI Group, Inc., 5.88%                              48,300              1,273
Travelers Property Casualty Corp.,                  46,046              1,059
4.50%                                                                   -----

                                                                        2,332
                                                                        -----


Insurance - Property,
  Casualty, Health (2.0%)

Chubb Corp., 7.00%                                   5,760                159
Chubb Corp., 7.00%                                  27,000                742
XL Capital Ltd., 6.50%                              25,000                598
                                                                          ---
                                                                        1,499
                                                                        -----


Machinery (0.8%)

Cummins Capital Trust I, 7.00%                       8,000                623
                                                                          ---


Medical Equipment & Supplies (1.0%)

Baxter International, Inc., 7.00%                   13,900                715
                                                                          ---

Office Equipment & Supplies
  (Non-Computer Related) (0.7%)

Xerox Corp, 6.25%                                    4,000                509
                                                                          ---


Oil - Integrated Companies (3.1%)

Amerada Hess Corp., 7.00%                            9,625                727
Unocal Capital Trust, 6.25%                         30,000              1,556
                                                                        -----
                                                                        2,283
                                                                        -----


Paper & Forest Products (2.0%)

International Paper Capital Trust,                  29,400              1,455
5.25%                                                                   -----


Pharmaceuticals (1.2%)

Omnicare, Inc., 4.00%                               19,000                912
                                                                          ---


Real Estate Investment Trusts (0.7%)

Equity Residential Properties, Series E,            15,310                503
7.00%                                                                     ---


Steel (1.7%)

United States Steel Corp., 7.00%                     9,885              1,242
                                                                        -----


Telecommunications (3.2%)

Alltel Corp., 7.75%                                 21,800              1,092
Citizens Communications Co., 6.75%                  30,200                786
Motorola, Inc., 7.00%                               11,039                507
                                                                        -----
                                                                        2,385
                                                                        -----


Utilities - Electric (2.7%)

American Electric Power, 9.25%                      20,000                859
FPL Group, Inc., 8.50%                              19,625              1,113
                                                                        -----
                                                                        1,972
                                                                        -----

Total Convertible
  Preferred Stock (Cost $24,052)                                       25,959
                                                                       ------

Total Investments
  (Cost $69,946) (a) - 99.5%                                           73,131

Other assets in excess
  of liabilities - 0.5%                                                   367
                                                                          ---

NET ASSETS - 100.0%                                                   $73,498
                                                                      =======

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Real Estate Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                    Shares
                                                      or
                                                   Principal
                                                    Amount              Value

Common Stocks (94.3%)

Hotels (2.9%)
Hilton Hotels Corp.                                $37,000               $660
Starwood Hotels & Resorts Worldwide,                 4,000                180
  Inc.                                                                   ----
                                                                          840
                                                                         ----
Real Estate Development (4.0%)
Brookfield Properties Corp.                         22,700                695
St. Joe Co.                                         10,500                452
                                                                          ---
                                                                        1,147
                                                                        -----
Real Estate Investment Trusts (87.4%)

Apartments (13.8%)
Amli Residential Properties Trust                    7,600                219
Archstone-Smith Trust                               15,200                447
Associated Estates Realty Corp.                     15,000                130
Avalonbay Communities, Inc.                          9,800                570
Camden Property Trust                                9,800                441
Gables Residential Trust                             8,800                291
Home Properties of New York, Inc.                   22,700                855
Post Properties, Inc.                               29,400                823
Summit Properties, Inc.                              7,600                196
                                                                          ---
                                                                        3,972
                                                                        -----
Diversified (11.7%)
Alexander's, Inc. (b)                                3,700                631
Cousins Properties, Inc.                            26,900                865
Crescent Real Estate Equities Co.                   45,400                713
Liberty Property Trust                              18,900                726
Vornado Realty Trust                                 7,300                424
                                                                          ---
                                                                        3,359
                                                                        -----
Health Care (5.9%)
Healthcare Realty Trust, Inc.                        7,900                285
Nationwide Health Properties, Inc.                  34,000                650
Senior Housing Properties Trust                     15,200                254
Ventas, Inc.                                        20,000                510
                                                                          ---
                                                                        1,699
                                                                        -----
Hotels (1.6%)
FelCor Lodging Trust, Inc. (b)                       7,600                 87
Host Marriott Corp. (b)                             16,000                207
MeriStar Hospitality Corp. (b)                      30,300                176
                                                                          ---
                                                                          470
                                                                          ---
Industrial Development (7.3%)
AMB Property Corp.                                  18,900                664
Duke Realty Corp.                                    7,300                225
EastGroup Properties, Inc.                          13,500                438
ProLogis                                            22,700                772
                                                                          ---
                                                                        2,099
                                                                        -----

Office (23.7%)
Alexandria Real Estate Equities, Inc.                5,000                300
AmeriVest Properties, Inc.                         116,000                696
Arden Realty, Inc.                                  15,200                462
Boston Properties, Inc.                             18,900              1,000
Brandywine Realty Trust                             11,300                308
Corporate Office Properties Trust                   27,100                686
Equity Office Properties Trust                      45,100              1,171
Glenborough Realty Trust, Inc.                      11,300                207
Mack-Cali Realty Corp.                              13,400                548
Reckson Associates Realty Corp.                     11,300                313
SL Green Realty Corp.                               13,400                658
Trizec Properties, Inc.                             27,000                433
                                                                        -----
                                                                        6,782
                                                                        -----
Shopping Centers (22.2%)
Developers Diversified Realty Corp.                  7,500                269
Equity One, Inc.                                    22,700                410
Federal Realty Investment Trust                      9,000                380
Kimco Realty Corp.                                  13,800                664
Macerich Co.                                        11,300                541
Mills Corp.                                         22,700              1,035
New Plan Excel Realty Trust                          7,900                188
Rouse Co.                                           11,300                551
Simon Property Group, Inc.                          14,300                738
Tanger Factory Outlet Centers, Inc.                  3,900                155
Taubman Centers, Inc.                               45,800              1,058
Urstadt Biddle Properties                              600                  8
Urstadt Biddle Properties, Class A                   8,400                114
Weingarten Realty Investors                          9,000                277
                                                                        -----
                                                                        6,388
                                                                        -----
Storage (1.2%)
Public Storage, Inc.                                 7,500                353
                                                                          ---
                                                                       25,122
                                                                       ------

Total Common Stocks (Cost $21,835)                                     27,109
                                                                       ------

Convertible Preferred Stock (1.2%)

Real Estate Investment Trusts (1.2%)

Diversified (1.2%)
Reckson Associates Realty Corp., Series A,          13,000                343
  7.63%                                                                   ---

Total Convertible
  Preferred Stock (Cost $300)                                             343
                                                                          ---

Preferred Stocks (2.9%)

Real Estate Investment Trusts (2.9%)

Diversified (0.9%)
Entertainment Properties Trust, Series A,           10,000                269
  9.50%                                                                   ---

Hotels (1.5%)
Host Marriott Corp., Series* 10.00%                  5,000                130
Host Marriott Corp., Series** 10.00%                10,800                288
                                                                          ---
                                                                          418
                                                                          ---
Office (0.5%)
HRPT Properties Trust, Series A,                     5,000                133
  9.88%                                                                   ---

Total Preferred Stocks (Cost $802)                                        820
                                                                          ---

U.S. Government Agencies (1.3%)

Federal Home Loan Bank (1.3%)
  1.27%, 8/2/04                                        378                378
                                                                          ---

Total U.S. Government Agencies
  (Cost $378)                                                             378
                                                                          ---

Total Investments
  (Cost $23,315) (a) - 99.7%                                           28,650

Other assets in excess
  of liabilities - 0.3%                                                    97
                                                                           --

NET ASSETS - 100.0%                                                   $28,747
                                                                      =======

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Intermediate Income Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands)

                                                     Principal
                                                      Amount            Value


Asset Backed Securities  (2.4%)

American Housing Trust, Series                          $326         $    328
VIII, Class K, 9.00%, 1/25/21

Chase Manhattan Auto Owner                                65               66
Trust, Series 2001-A, Class A4,
5.07%, 2/15/08

Honda Auto Receivables Owner                           2,030            2,012
Trust, Series 2003-3, Class A4,
2.77%, 11/21/08 (c)

MBNA Credit Card Master Note                           2,185            2,292
Trust, Series 2001-A1, Class A1,
5.75%, 10/15/08
                                                                      -------
Total Asset Backed Securities
(Cost $4,617)                                                           4,698
                                                                      -------


Collateralized Mortgage
Obligations  (8.4%)


Fannie Mae Grantor Trust, Series                         905              973
2001-T7, Class A1, 7.50%, 2/25/41

Fannie Mae Whole Loan, Series                            139              150
2002-W3, Class A5, 7.50%, 1/25/28

Fannie Mae Whole Loan, Series                          1,381            1,490
2002-W7, Class A5, 7.50%, 2/25/29

Fannie Mae Whole Loan, Series                          5,175            5,169
2003-W12, Class 1A6, 4.50%, 6/25/43

Fannie Mae Whole Loan, Series                          2,059            2,064
2003-W18, Class 1A5, 4.61%, 8/25/43

FHLMC Structured Pass Through                          1,215            1,310
Securities, Series T-42, Class A5,
7.50%, 2/25/42

First Union National Bank                              1,322            1,405
Commercial Mortgage, Series
2001-C2, Class A1, 6.20%, 1/12/43

Government National Mortgage                           1,454            1,583
Association, Series 2002-53, Class
AH, 8.00%, 1/16/17

Government National Mortgage                           1,817            2,001
Association, Series 2003-22, Class
AH, 8.00%, 6/16/21
                                                                      -------
Total Collateralized Mortgage
Obligations (Cost $16,356)                                             16,145
                                                                      -------


Commercial Paper  (2.1%)


General Electric Capital Corp.,                        3,970            3,970
1.33%, 8/2/04
                                                                      -------

Total Commercial Paper (Cost $3,970)                                    3,970
                                                                      -------

Corporate Bonds  (45.4%)


Aerospace & Defence  (0.4%)

Boeing Co., 5.13%, 2/15/13 (c)                           780              779
                                                                      -------
Airlines  (0.1%)

Southwest Airlines Co., 6.50%,                           217              231
3/1/12
                                                                      -------

Aluminum  (0.5%)

Alcoa, Inc., 5.38%, 1/15/13 (c)                          975              996
                                                                      -------
Automotive  (0.6%)

DaimlerChrysler North America                            678              728
Holding Corp., 7.38%, 9/15/06, MTN

DaimlerChrysler North America                            470              518
Holding Corp., 7.30%, 1/15/12 (c)
                                                                      -------
                                                                        1,246
                                                                      -------

Banks  (7.2%)

Asian Development Bank, 4.88%,                           523              544
2/5/07, MTN

Bank of America Corp., 7.80%,                          1,592            1,840
2/15/10 (c)

Bank One Corp., 6.88%, 8/1/06                          2,322            2,486

European Investment Bank, 7.13%,                       3,330            3,608
9/18/06

First Union National Bank, 7.80%,                        846              984
8/18/10 (c)

International Bank for                                 1,639            1,654
Reconstruction and Development,
4.13%, 8/12/09

JP Morgan Chase & Co., 5.63%,                            567              594
8/15/06 (c)

JP Morgan Chase & Co., 5.75%,                            109              112
1/2/13

Korea Development Bank, 3.88%,                           410              397
3/2/09

Marshall & Ilsley Bank, 4.13%,                         1,541            1,576
9/4/07
                                                                      -------
                                                                       13,795

Beverages  (1.0%)

Anheuser-Busch Cos., Inc., 9.00%,                      1,143            1,394
12/1/09 (c)

PepsiCo, Inc., 3.20%, 5/15/07                            505              504
                                                                      -------
                                                                        1,898

Brokerage Services  (0.4%)

Merrill Lynch & Co., Inc., 6.00%,                        707              756
2/17/09
                                                                      -------

Chemicals-General  (0.3%)

Rohm & Haas Co., 7.40%,                                  583              661
7/15/09
                                                                      -------

Computers & Peripherals  (0.8%)

Hewlett-Packard Co., 7.15%,                              271              282
6/15/05

Hewlett-Packard Co., 6.50%,                              236              259
7/1/12

International Business Machines                          958              962
Corp., 4.25%, 9/15/09 (c)
                                                                      -------
                                                                        1,503

Cosmetics & Toiletries  (0.6%)

Proctor & Gamble Co., 4.30%,                           1,189            1,211
8/15/08
                                                                      -------

Electronic & Electrical-General  (0.3%)

General Electric Co., 5.00%, 2/1/13 (c)                  581              580
                                                                      -------

Entertainment  (0.1%)

Walt Disney Co., 5.38%, 6/1/07 (c)                       245              256
                                                                      -------

Financial Services  (13.7%)

Boeing Capital Corp., 5.65%,                           1,248            1,311
5/15/06 (c)

Boeing Capital Corp., 6.50%,                             533              581
2/15/12

Caterpillar Financial Services Corp.,                    860              853
2.59%, 7/15/06, MTN

CIT Group, Inc., 6.50%, 2/7/06                         1,238            1,303

Citigroup, Inc., 5.75%, 5/10/06                        1,622            1,700

Citigroup, Inc., 5.63%, 8/27/12 (c)                    1,638            1,703

Ford Motor Credit Co., 6.88%,                            297              312
2/1/06

Ford Motor Credit Co., 6.50%,                          1,678            1,770
1/25/07 (c)

Ford Motor Credit Co., 7.25%,                            248              261
10/25/11

General Electric Capital Corp.,                          319              323
4.25%, 1/28/05, MTN

General Electric Capital Corp.,                          394              414
5.38%, 3/15/07, MTN

General Electric Capital Corp.,                          860              912
5.88%, 2/15/12, MTN (c)

General Motors Acceptance Corp.,                       1,350            1,406
6.13%, 1/22/08 (c)

General Motors Acceptance Corp.,                         627              644
6.88%, 9/15/11

Goldman Sachs Group, Inc.,                               261              268
5.70%, 9/1/12 (c)

Goldman Sachs Group, Inc.,                             1,317            1,284
5.15%, 1/15/14 (c)

Household Finance Corp., 4.13%,                        3,044            3,023
12/15/08

International Lease Finance Corp.,                       680              704
5.88%, 5/1/13

John Deere BV, 5.88%, 4/6/06                           1,529            1,602

Lehman Brothers Holdings, Inc.,                          952            1,112
7.88%, 8/15/10

Morgan Stanley Group, Inc.,                            1,831            1,987
6.88%, 3/1/07

SLM Corp., 4.00%, 1/15/09, MTN                           772              763

Toyota Motor Credit Corp., 4.35%,                        370              368
12/15/10 (c)

Verizon Global Funding Corp.,                            491              553
7.25%, 12/1/10 (c)

Wells Fargo & Co., 4.95%,                              1,287            1,265
10/16/13 (c)
                                                                      -------
                                                                       26,422

Food Distributors, Supermarkets
& Wholesalers  (1.3%)

Albertson's, Inc., 6.55%, 8/1/04                         835              835

Kroger Co., 6.80%, 4/1/11                              1,480            1,625
                                                                      -------
                                                                        2,460

Food Products  (0.4%)

Kellogg Co., 6.60%, 4/1/11                               726              803
                                                                      -------

Forest Products-Lumber & Paper  (1.4%)

International Paper Co., 5.50%,                        1,318            1,309
1/15/14 (c)

Weyerhaeuser Co., 6.00%, 8/1/06                          576              606

Weyerhaeuser Co., 6.75%, 3/15/12 (c)                     622              680
                                                                      -------
                                                                        2,595

Governments - Foreign  (3.7%)

Italy, Government International                        1,165            1,153
Bond, 2.75%, 12/15/06 (c)

Province of Manitoba, 4.25%,                           1,762            1,812
11/20/06

Province of Ontario, 3.50%,                              776              776
9/17/07 (c)

Province of Ontario, 5.50%,                              895              950
10/1/08 (c)

Province of Quebec, 5.00%,                               295              305
7/17/09

Republic of Korea, 8.88%,                                523              608
4/15/08

United Mexican States, 4.63%,                          1,032            1,028
10/8/08

United Mexican States, 6.38%,                            547              558
1/16/13, MTN
                                                                      -------
                                                                        7,190

Health Care  (0.1%)

UnitedHealth Group, Inc., 4.75%,                         290              281
2/10/14
                                                                      -------

Insurance  (1.1%)

Allstate Corp., 7.20%, 12/1/09                           653              749

Chubb Corp., 6.00%, 11/15/11                             586              622

St. Paul Cos., Inc., 5.75%,                              666              699
3/15/07
                                                                      -------
                                                                        2,070

Media  (0.4%)

AOL Time Warner, Inc., 6.88%,                            216              235
5/1/12

News America, Inc., 6.63%, 1/9/08 (c)                    275              299

Time Warner, Inc., 8.11%, 8/15/06 (c)                     83               90

Viacom, Inc., 5.63%, 5/1/07 (c)                          167              176
                                                                      -------
                                                                          800

Medical Supplies  (0.2%)

Baxter International, Inc., 5.25%,                       290              301
5/1/07
                                                                      -------

Oil & Gas Exploration,
Production & Services  (1.1%)

Anadarko Petroleum Corp., 3.25%,                         892              870
5/1/08

Devon Financing Corp., 6.88%,                            891              979
9/30/11

Valero Energy Corp., 6.88%,                              278              305
4/15/12 (c)
                                                                      -------
                                                                        2,154

Oil - Integrated Companies  (0.4%)

ConocoPhillips, 4.75%, 10/15/12 (c)                      874              862
                                                                      -------

Pharmaceuticals  (0.4%)

Wyeth, 5.50%, 3/15/13 (c)                                801              778
                                                                      -------

Pipelines  (1.4%)

Consolidated Natural Gas, 6.25%,                         658              704
11/1/11

Duke Energy Field Services, 7.88%,                       271              312
8/16/10

Kinder Morgan Energy Partners LP,                      1,605            1,658
8.00%, 3/15/05
                                                                      -------
                                                                        2,674

Radio & Television  (0.4%)

Clear Channel Communications,                            275              278
5.75%, 1/15/13 (c)

Comcast Cable Communications,                            341              356
6.38%, 1/30/06 (c)

Cox Communications, Inc., 7.75%,                         126              137
8/15/06
                                                                      -------
                                                                          771

Railroads  (0.7%)

Norfolk Southern Corp., 7.35%,                           629              689
5/15/07

Union Pacific Corp., 6.65%,                              539              592
1/15/11
                                                                      -------
                                                                        1,281

Real Estate  (0.6%)

EOP Operating LP, 7.00%,                                 720              792
7/15/11

ERP Operating LP, 5.20%, 4/1/13                          323              319
                                                                      -------
                                                                        1,111

Restaurants  (0.5%)

McDonald's Corp., 6.00%,                                 857              916
4/15/11
                                                                      -------

Retail  (0.9%)

Wal-Mart Stores, Inc., 6.88%,                          1,537            1,721
8/10/09
                                                                      -------

Telecommunications - Cellular  (1.0%)

360 Communications Co., 7.50%,                           664              710
3/1/06

AT&T Wireless Services, Inc.,                            319              367
7.88%, 3/1/11

Verizon Wireless Capital LLC,                            252              263
5.38%, 12/15/06 (c)

Vodafone Group PLC, 7.75%,                               450              519
2/15/10
                                                                      -------
                                                                        1,859

Telecommunications-Equipment  (0.1%)

Motorola, Inc., 7.63%, 11/15/10                          153              174
                                                                      -------

Utilities-Electric  (2.4%)

Constellation Energy Group, Inc.,                      1,082            1,191
7.00%, 4/1/12 (c)

Exelon Generation Co. LLC, 6.95%,                        594              656
 6/15/11 (c)

Pacific Gas & Electric Co., 4.20%,                     1,146            1,106
3/1/11 (c)

Wisconsin Energy Corp., 5.88%,                         1,563            1,634
4/1/06
                                                                      -------
                                                                        4,587

Utilities-Telecommunications  (0.9%)

Deutsche Telekom International                           540              535
Finance, 3.88%, 7/22/08

France Telecom, 8.75%, 3/1/11                            432              504

SBC Communications, Inc., 5.75%,                         270              282
 5/2/06

Sprint Capital Corp., 6.13%,                             372              394
11/15/08
                                                                      -------
                                                                        1,715
                                                                      -------
Total Corporate Bonds (Cost $86,716)                                   87,437
                                                                      -------


U.S. Government Agencies  (23.9%)


Federal Home Loan Bank  (4.2%)

2.13%, 5/15/06 (c)                                     3,270            3,229

3.50%, 4/22/08, Callable 10/22/04 @ 100                4,870            4,786

                                                                      -------
                                                                        8,015

Federal Home Loan
Mortgage Corp.  (9.2%)

1.88%, 2/15/06 (c)                                       875              865

2.88%, 12/15/06                                        2,245            2,233

2.88%, 5/15/07 (c)                                     6,980            6,897

3.29%, 6/16/09, Continuously                           3,678            3,521
Callable @ 100

5.88%, 3/21/11                                         1,383            1,470

4.50%, 4/2/14, Callable 4/2/07 @ 100                   1,870            1,798

5.00%, 7/15/14 (c)                                       981              979
                                                                      -------
                                                                       17,763

Federal National Mortgage
Association  (9.9%)

3.13%, 7/15/06 (c)                                     1,405            1,412

3.00%, 2/26/07, Callable 8/26/04 @ 100 (c)             1,395            1,389

3.50%, 1/28/08, Callable 1/28/05 @ 100                 4,457            4,409

3.75%, 9/15/08, Callable 9/15/05 @ 100                   643              635

3.65%, 10/15/08, Callable 10/15/04 @ 100                 910              902

3.43%*, 2/17/09                                        1,407            1,405

6.25%, 2/1/11 (c)                                      6,649            7,200

5.13%, 1/2/14 (c)                                      1,503            1,483

                                                                      -------
                                                                       18,835

Small Business Administration  (0.5%)

Small Business Administration,                           897              948
Series 1999-20D, Class 1, 6.15%, 4/1/19
                                                                      -------

U.S. Government Loan Trust  (0.1%)

U.S. Government Loan Trust -                             258              273
Israel, Series 1-B, 8.50%, 4/1/06
                                                                      -------

Total U.S. Government Agencies
(Cost $46,280)                                                         45,834
                                                                      -------

U.S. Government Mortgage Backed  (3.9%)

Federal Home Loan Mortgage Corp.  (0.5%)

6.00%, 2/1/13                                            183              192

7.00%, 10/1/28-1/1/30                                     60               64

7.50%, 4/1/28                                             49               52

8.00%, 6/1/17                                            577              628

8.50%, 7/1/21-4/1/29                                      56               62

                                                                      -------
                                                                          998

Federal National Mortgage
Association  (2.5%)

6.50%, 9/1/28-2/1/33                                     237              248

7.00%, 10/1/26-12/1/29                                   162              172

7.50%, 3/1/27-11/1/29                                    373              400

8.00%, 11/1/12-2/1/33                                  2,050            2,233

8.50%, 7/1/25-4/1/31                                   1,085            1,192

9.50%, 10/1/21                                           190              215

10.00%, 11/1/13                                          170              187

10.50%, 11/1/13                                           71               78

11.00%, 11/1/13                                          100              111

                                                                      -------
                                                                        4,836

Government National Mortgage
Assoc.  (0.9%)

7.00%, 12/15/23-12/15/25                                 252              269

7.50%, 12/15/27-4/15/29                                   21               23

8.50%, 12/15/17                                          235              258

9.00%, 2/15/17                                            67               75

9.50%, 12/15/09-7/15/25                                  937            1,032

                                                                      -------
                                                                        1,657
                                                                      -------
Total U.S. Government
Mortgage Backed (Cost $7,283)                                           7,491
                                                                      -------


U.S. Treasury Obligations  (12.7%)


U.S. Treasury Inflation
Protected Bonds  (2.2%)

1.88%, 7/15/13 (c)                                     4,185            4,166
                                                                      -------

U.S. Treasury Notes  (10.5%)

1.25%, 5/31/05 (c)                                     5,595            5,563

2.63%, 11/15/06 (c)                                    1,403            1,397

3.50%, 11/15/06 (c)                                       34               34

3.13%, 9/15/08 (c)                                     1,205            1,189

3.13%, 10/15/08 (c)                                    7,042            6,940

4.25%, 8/15/13 (c)                                     5,094            5,026

                                                                      -------
                                                                       20,149
                                                                      -------
Total U.S. Treasury Obligations
(Cost $24,549)                                                         24,315
                                                                      -------

Short-Term Securities Held as Collateral for Securities Lending (29.5%)


Pool of various securities for
Victory Funds (h)                                     56,623           56,623
                                                                     --------
Total Short-Term Securities Held
as Collateral for Securities Lending                                   56,623
                                                                     --------
Total Investments
(Cost $246,394) (a)   -   128.3%                                      246,513
                                                                     --------
Liabilities in excess
of other assets   -   (28.3%)                                        (54,385)
                                                                     --------
NET ASSETS   -   100.0%                                              $192,128
                                                                     ========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Fund for Income

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                  Shares
                                                    or
                                                 Principal
                                                  Amount               Value


Government National
Mortgage Association  (93.0%)


Multi-family  (43.5%)

Collateralized Mortgage
Obligations  (29.8%)

Government National Mortgage                        $8,013            $  8,723
Association, Series 2002-53, Class AH,
8.00%, 1/16/17

Government National Mortgage Assoc.,                14,849              16,924
Series 2003-108, Class BH, 7.50%,
2/16/34

Government National Mortgage                         7,995               8,802
Association, Series 2003-22, Class AH,
8.00%, 6/16/21

Government National Mortgage Assoc.,                19,648              21,918
Series 2003-36, Class B, 7.50%,
2/16/31

Government National Mortgage Assoc.,                15,824              17,930
Series 2003-47, Class B, 8.00%,
10/16/27

Government National Mortgage Assoc.,                18,209              19,912
Series 2003-59, Class B, 7.50%,
7/16/18

Government National Mortgage Assoc.,                24,641              28,100
Series 2003-87, Class BH, 7.50%,
8/16/32
                                                                      --------
                                                                       122,309

Pass-throughs  (13.7%)

6.88%, 10/15/28                                      1,299               1,381
7.13%, 7/1/37                                        6,157               6,776
7.48%, 2/15/41                                       1,550               1,734
7.71%, 8/15/43                                       1,815               2,051
7.75%, 9/15/29-11/15/38                              5,213               5,683
7.88%, 7/15/21-12/15/32                              8,913               9,339
7.90%, 6/15/41                                       2,570               2,898
7.92%, 7/15/23                                         757                 831
7.95%, 4/15/25                                         446                 490
8.00%, 10/15/18-3/15/35                              8,520               9,318
8.13%, 7/15/38-6/15/41                               5,388               5,980
8.25%, 6/15/20-10/15/31                              5,252               5,757
8.60%, 5/15/27                                         574                 638
8.62%, 5/15/35                                       1,055               1,170
8.75%, 4/15/22                                       2,327               2,392
                                                                        56,438
                                                                      --------
                                                                       178,747

Single Family  (49.5%)

Collateralized Mortgage
Obligations  (2.3%)

Government National Mortgage Assoc.,                 3,000               3,163
Series 1999-22, Class VB, 7.00%,
11/20/14

Government National Mortgage Assoc.,                    35                  37
Series 1995-4, Class CQ, 8.00%,
6/20/25

Government National Mortgage Assoc.,                   616                 618
Series 1996-9, Class PE, 7.00%,
10/20/25

Government National Mortgage Assoc.,                 5,000               5,306
Series 2000-9, Class PB, 7.50%,
6/16/26

Government National Mortgage Assoc.,                   145                 154
Series 1997-2, Class E, 7.50%, 2/20/27

Government National Mortgage Assoc.,                   158                 160
Series 1999-6, Class AB, 8.00%,
3/16/28

Government National Mortgage Assoc.,                   145                 146
Series 2001-15, Class GK, 8.50%,
10/20/29
                                                                      --------
                                                                         9,584

Pass-throughs  (47.2%)

6.00%, 1/15/33-9/15/33                              26,544              27,339
6.50%, 11/15/23-12/20/32                            49,730              52,140
7.00%, 4/15/16-4/15/33                              27,869              29,676
7.29%, 12/20/21-11/20/22                             1,458               1,569
7.50%, 8/15/10-3/15/32                              30,060              32,363
7.60%, 2/20/22                                         405                 441
7.65%, 9/20/21-7/20/22                               1,175               1,278
7.75%, 8/20/20-8/20/21                               1/053               1,149
7.95%, 7/20/20                                       1,493               1,635
8.00%, 8/15/06-3/15/32                              12,940              14,151
8.15%, 3/15/19-4/15/20                                 247                 272
8.25%, 4/20/20-1/15/30                                 754                 822
8.50%, 3/15/05-8/15/29                               5,364               5,888
8.75%, 3/20/17                                          95                 106
8.85%, 5/15/18-12/15/18                              2,040               2,286
9.00%, 9/15/06-6/20/30                              19,565              21,904
9.50%, 12/15/09-6/15/21                                497                 555
10.00%, 5/15/12-6/15/21                                214                 237
                                                                      --------
                                                                       193,811
                                                                      --------
                                                                       203,395
                                                                      --------
Total Government National Mortgage
Association (Cost $381,075)                                            382,142
                                                                      --------


U.S. Treasury Obligations  (6.2%)


U.S. Treasury Bills  (1.1%)

1.31%, 10/14/04                                      4,735               4,723
                                                                      --------
U.S. Treasury Bonds  (5.1%)

11.25%, 2/15/15                                     13,400              20,845
                                                                      --------
Total U.S. Treasury Obligations
(Cost $25,409)                                                          25,568
                                                                      --------


Investment Companies  (0.3%)


Federated U.S. Treasury
Cash Reserve Fund                                1,352,000               1,352
                                                                      --------
Total Investment Companies
(Cost $1,352)                                                            1,352
                                                                      --------
Total Investments
(Cost $407,836) (a) - 99.5%                                            409,062
                                                                      --------
Other assets in excess
of liabilities - 0.5%                                                    2,169
                                                                      --------
NET ASSETS - 100.0%                                                   $411,231
                                                                      ========

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

National Municipal Bond Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                    Shares
                                                      or
                                                   Principal
                                                    Amount              Value

Municipal Bonds (94.8%)


Alabama (1.0%)

Sheffield, Electric Revenue, 5.00%,                   $680               $704
7/1/20, Callable 1/1/13 @ 100,                                           ----
AMBAC


Arizona (7.0%)

Maricopa County School District                        750                789
Number 41, Gilbert, GO, 4.25%, 7/1/10,
FSA

Maricopa County School District                        800                844
Number 48, Scottsdale, GO, 4.25%,
7/1/08, FSA

Maricopa County School District                      1,500              1,638
Number 68, Alahambra, GO, 5.00%,
7/1/10, FSA

Maricopa County School District                      1,000              1,091
Number 98, Fountain Hills University,
GO, 5.00%, 7/1/10, FSA

Maricopa County Unified School District                500                513
Number 89, Dysart, Series B, GO, 5.00%,                                 -----
7/1/23, Callable 7/1/14 @ 100, FSA

                                                                        4,875
                                                                        -----

California (12.4%)

Cabrillo Community College District,                 4,575              4,996
GO, 5.25%, 8/1/17, Callable 8/1/14 @
100, MBIA

Centinela Valley Unified High School                   630                643
District, Series A, GO, 3.10%, 2/1/08,
MBIA

Desert Sands Unified School District,                  250                261
Election 2001, GO, 4.00%, 6/1/10, FSA

Desert Sands Unified School District,                1,000              1,096
Election 2001, GO, 5.00%, 6/1/12, FSA

Placentia-Yorba Linda Unified School                   500                522
District, 2002 Election, Series B, GO,
4.00%, 8/1/10, FGIC

Rio Hondo Community College                          1,000              1,100
District, Series A, GO, 5.00%, 8/1/10,                                  -----
MBIA

                                                                        8,618
                                                                        -----

Connecticut (1.4%)

State Health and Educational Facilities              1,000              1,002
Authority Revenue, Trinity College,                                     -----
Series H, 4.75%, 7/1/23, Callable 7/1/14
@ 100, MBIA


Florida (13.2%)

Broward County, Water & Sewer                        2,000              2,189
Utilities, Revenue, Series B, 5.00%,
10/1/10, AMBAC

Hillsborough County Community                        1,000              1,018
Tax Revenue, 5.00%,
11/1/25, Callable 11/1/13 @ 101, AMBAC

Jacksonville Sales Tax Revenue, Better               3,250              2,971
Jacksonville, 4.50%, 10/1/30, Callable
10/1/09 @ 100, AMBAC

Pensacola Sales & Excise Tax Revenue,                2,930              3,019
4.00%, 10/1/11, MBIA                                                    -----

                                                                        9,197
                                                                        -----


Illinois (2.2%)

Rockford School District Number 205,                   450                487
GO, 5.00%, 2/1/13, FGIC

State Educational Facilities Authority,              1,000              1,072
Robert Morris College, Revenue, 5.80%,                                  -----
6/1/30, Callable 12/1/07 @ 100, MBIA

                                                                        1,559
                                                                        -----


Indiana (17.0%)

Avon Community School Building                         685                635
Corp., First Meeting, 3.00%, 1/10/13,
AMBAC

Avon Two Thousand School Building                    2,245              2,323
Corp., Revenue, 5.00%, 7/15/20, Callable
7/15/13 @ 100, FGIC

Clark County Jail Holding, Lease                       225                229
Rental, Revenue, 4.00%, 7/15/12, FSA

Dekalb Eastern High School Building                    310                320
Corp., Revenue, 4.00%, 1/15/10, FSA

Dekalb Eastern High School Building                    335                346
Corp., Revenue, 4.00%, 7/15/10, FSA

Delta-Eaton School Building Corp.,                     605                625
Revenue, 4.00%, 1/15/10, MBIA

Delta-Eaton School Building Corp.,                     510                526
Revenue, 4.00%, 7/15/10, MBIA

Evansville-Vanderburgh County                          250                257
Building Authority, Revenue, 3.50%,
2/1/07, MBIA

Evansville-Vanderburgh School Building               1,150              1,185
Corp., Revenue, 4.00%, 1/15/10, FSA


Fairfield School Building Corp.                        320                329
Revenue, First Meeting, 4.00%, 1/15/11,
FGIC

Indianapolis Local Public Improvements                 250                257
Revenue, Series E, 4.00%, 1/1/11,
AMBAC

IPS Multi-School Building Corp., First               1,000              1,083
Meeting, Revenue, 5.00%, 7/15/13,
MBIA

Lawrence Township International School                 385                398
Building Corp., Revenue, 4.00%, 1/5/10,
FSA

Noblesville-Southeastern Public Library                370                382
Building Corp., Revenue, 4.00%,
7/15/10, FGIC

Northern Wells Community School                        285                302
Building Corp., Revenue, 4.60%,
1/15/11, FGIC

University of Southern Indiana Revenue,              2,370              2,579
Student Fee, Series I, 5.00%, 10/1/10,                                 ------
AMBAC

                                                                       11,776
                                                                       ------


Maine (2.3%)

Westbrook, GO, 5.75%, 10/1/19,                         715                801
Callable 10/1/10 @ 101, AMBAC (g)

Westbrook, GO, 5.75%, 10/1/20,                         730                812
Callable 10/1/10 @ 101, AMBAC                                           -----
                                                                        1,613
                                                                        -----


Massachusetts (4.2%)

Pittsfield, GO, 5.50%, 4/15/15, Callable             2,655              2,940
4/15/12 @ 101, MBIA                                                     -----


Michigan (4.2%)

Municipal Bond Authority, Revenue,                     275                284
6.80%, 11/1/07, Callable 11/1/04 @ 102

Wayne County Community College,                      2,500              2,640
GO, 5.00%, 7/1/06, FGIC (g)                                             -----

                                                                        2,924
                                                                        -----


Minnesota (3.5%)

State Higher Educational Facilities                    350                357
Authority Revenue, University of St.
Thomas, Series 5-Y, 3.50%, 10/1/08

State Higher Educational Facilities                  1,060              1,114
Authority Revenue, University of St.
Thomas, Series 5-Y, 5.25%, 10/1/19

State Higher Educational Facilities                  1,000                998
Thomas, Series 5-Y, 5.00%, 10/1/24                                      -----

                                                                        2,469
                                                                        -----


Missouri (1.9%)

Kearney Public Improvements, GO,                     1,000              1,092
5.50%, 3/1/16, AMBAC

St. Louis Municipal Finance Corp.,                     250                260
Series A, Lease Revenue, 5.00%, 2/15/18,                                -----
Callable 2/15/12 @ 100, FGIC

                                                                        1,352
                                                                        -----

New York (1.5%)

State Dormitory Authority, University of             1,000              1,016
Rochester, Series A, 5.00%, 7/1/23,                                     -----
Callable 7/1/08 @ 101, MBIA (g)


North Carolina (6.7%)

East Carolina University, Series A,                    750                788
Revenue, 5.25%, 11/1/21, AMBAC

State Public Improvement, Series A,                  3,500              3,872
GO, 5.25%, 3/1/10                                                       -----

                                                                        4,660
                                                                        -----


Ohio (4.6%)

Hamilton County Sewer System                           450                488
Improvements, Metropolitan Sewer
District, Series A, 5.75%, 12/1/25,
Callable 6/1/10 @ 101, MBIA

Harrison, GO, 5.45%, 12/1/10, FGIC                     150                168

Harrison, GO, 5.90%, 12/1/18, Callable                 250                284
12/1/10 @ 100, FGIC

McDonald School District, GO, 6.00%,                 1,000              1,143
12/1/22, Callable 12/1/10 @ 100,
AMBAC

State Highway Capital Improvements,                  1,000              1,108
Series F, GO, 5.25%, 5/1/11                                             -----

                                                                        3,191
                                                                        -----


Oklahoma (0.7%)

Tulsa County Independent School                        450                469
District Number 9, GO, 4.00%, 5/1/07,                                     ---
FGIC


Pennsylvania (6.5%)

Chester County Industrial Development                1,000                999
Authority Revenue, Archdiocese of
Philadelphia, 1.14%*, 7/1/31,
LOC Wachovia Bank N.A.

Erie School District, GO, 5.80%,                       250                285
9/1/29, Callable 9/1/10 @ 100,
AMBAC

Lehigh County General Purpose                        3,000              3,000
Authority Revenue, Lehigh Valley Health,
Series B, 1.08%*, 7/1/29, MBIA, SPA
First Union National Bank

Mountaintop Area Joint Sanitation                      250                266
Authority, 5.65%, 12/15/30, Callable                                    -----
12/15/10 @ 100, MBIA

                                                                        4,550
                                                                        -----


South Carolina (0.8%)

University of South Carolina, Series A,                500                537
5.75%, 6/1/30, Callable 6/1/20 @ 100,                                     ---
FGIC

Texas (0.5%)

Southlake, GO, 4.50%, 2/15/10,                         300                318
AMBAC                                                                     ---


Washington (1.8%)

Whitman County School District                       1,115              1,240
Number 267, Pullman, GO, 5.63%,                                         -----
12/1/17, Callable 6/1/12 @ 100, FSA


Wyoming (1.4%)

Sublette County Pollution Control                    1,000              1,000
Revenue, Exxon Project, 1.02%*,                                         -----
11/1/14

Total Municipal Bonds (Cost $64,140)                                   66,010
                                                                       ------


Investment Companies (8.7%)

Blackrock Provident Institutional                2,723,000              2,723
  MuniFund

Merrill Lynch Institutional Tax Exempt           3,297,000              3,297
  Fund                                                                  -----


Total Investment Companies (Cost $6,020)                                6,020
                                                                        -----

Total Investments
  (Cost $70,160) (a) - 103.5%                                          72,030

Liabilities in excess
  of other assets - (3.5)%                                            (2,468)
                                                                      -------

NET ASSETS - 100.0%                                                   $69,562
                                                                      =======

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

New York Municipal Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                    Shares
                                                      or
                                                   Principal
                                                    Amount              Value

New York Municipal Bonds (94.8%)

Albany Municipal Water Finance                      $1,000               $525
Authority, Water & Sewer System
Revenue, 0.00%, 12/1/18, FGIC

Albany Municipal Water Finance                       1,000                497
Authority, Water & Sewer System
Revenue, 0.00%, 12/1/19, FGIC

Albany Municipal Water Finance                       1,000                444
Authority, Water & Sewer System
Revenue, 0.00%, 12/1/21, FGIC

Brockport Central School District, GO,                 710                819
5.75%, 6/15/16, FGIC

Canandaigua City School District, Series             1,000              1,095
A, GO, 5.38%, 4/1/16, Callable 4/1/12
@ 101, FSA

Catskill Central School District, 5.13%,               300                332
6/15/16, Callable 6/15/09 @ 101, FGIC

Clifton Park Water Authority, 5.00%,                   310                322
10/1/19, Callable 10/1/09 @ 101, FGIC

Clifton Park Water Authority, 5.00%,                   630                631
10/1/29, Callable 10/1/09 @ 101, FGIC

Dutchess County, Water & Wastewater                    535                550
Authority, 5.00%, 10/1/21, Callable
10/1/11 @ 100, MBIA

Ilion Central School District, Series B,               500                551
GO, 5.50%, 6/15/16, Callable 6/15/12 @
101, FGIC

Longwood Central School District, GO,                  750                816
4.75%, 6/15/21, Callable 6/15/12 @ 101,
MBIA

Mahopac Central School District, Series                560                607
C, 5.38%, 6/1/19, Callable 6/1/10 @ 101,
FSA

Metropolitan Transportation Authority,                 250                284
Revenue, Series I, 7.00%, 7/1/09,
AMBAC

New York City Industrial Development                   200                207
Agency, Civic Facilities, USTA National
Tennis Center Project, 6.38%, 11/15/14,
Callable 11/15/04 @ 102, FSA

New York City Municipal Water                        3,000              1,499
Finance Authority, Water & Sewer
System Revenue, 0.00%, 6/15/19,
MBIA

New York City Municipal Water                          500                500
Finance Authority, Water & Sewer
System Revenue, Series G, 1.08%*,
6/15/24, FGIC

New York City Transitional Finance                     315                347
Authority Revenue, Series C, 5.00%,
5/1/29, Prerefunded 5/1/09 @ 101,
MBIA

New York City, Series B, GO, 7.00%,                    300                331
10/1/18, Callable 10/1/04 @ 100, FSA

New York City, Series C, GO, 7.00%,                     60                 62
2/1/12, Callable 8/1/04  @ 100, FGIC

New York City, Sub-Series A-10, GO,                    700                700
1.08%*, 8/1/16, LOC Morgan Guaranty
Trust

New York City, Sub-Series A-10, GO,                    500                500
1.08%*, 8/1/17, LOC Morgan Guaranty
Trust

Rome City School District, GO, 5.50%,                  335                369
6/15/18, Callable 6/15/09 @ 101, FSA

Southwestern Central School District,                   75                 78
5.00%, 6/15/21, Callable 6/15/10 @ 101,
FSA

Southwestern Central School District,                  425                470
5.00%, 6/15/21, Callable 6/15/10 @ 101,
FSA

State Dormitory Authority, Revenue,                    750                767
Canisius College, 5.25%, 7/1/30, Callable
7/1/11 @ 101, MBIA

State Dormitory Authority, Revenue,                    250                254
Mental Health Services Facilities, Series
C, 4.75%, 8/15/19, Prerefunded 2/15/09
@ 101, MBIA

State Local Government Assistance                      500                510
Corp., Series B, 4.88%, 4/1/20, Callable
4/1/08 @ 101, MBIA

State Thruway Authority, Series C,                     550                572
Revenue, 6.00%, 1/1/25, Prerefunded
1/1/05 @ 102, FGIC

Webster Central School District, 5.13%,                300                332
6/15/16, Callable 6/15/09 @ 101,
FGIC

Yonkers, 5.25%, 10/1/19, Callable                      500                536
10/1/10 @ 101, FGIC                                                     -----

Total New York Municipal Bonds
  (Cost $14,256)                                                       15,507
                                                                       ------

Investment Companies (3.2%)

Blackrock Institutional Municipal Fund             516,000                516
                                                                          ---

Total Investment Companies (Cost $516)                                    516
                                                                          ---

Total Investments
  (Cost $14,772) (a) - 98.0%                                           16,023

Other assets in excess
  of liabilities - 2.0%                                                   320
                                                                          ---

NET ASSETS - 100.0%                                                   $16,343
                                                                      =======

------------
See notes to schedules of portfolio investments.

The Victory Portfolios

Ohio Municipal Bond Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                    Shares
                                                      or
                                                   Principal
                                                    Amount              Value


Municipal Bonds (97.4%)


General Obligations (67.7%)


Business & Public Services (0.1%)

Mount Vernon Knox County Public                       $220               $242
Library District, 5.15%, 12/1/09                                         ----


County, City & Special District (8.0%)

Ashland, 4.75%, 12/1/20, Callable                      535                546
12/1/13 @ 100, MBIA

Butler County, 5.60%, 12/1/09, Callable                180                195
12/1/06 @ 101, AMBAC

Cleveland, 5.75%, 8/1/12, MBIA                         875              1,001

Columbus, 5.25%, 1/1/11                              1,000              1,107

Columbus, Series A, 5.00%, 7/1/10                    1,000              1,095

Erie County, 5.50%, 10/1/20, Callable                  250                273
10/1/10 @ 100, FGIC

Madison County, 7.00%, 12/1/19,                        600                623
Prerefunded 12/1/04 @ 102, AMBAC

Monroe Falls, Series A, 6.95%, 12/1/14,              1,000              1,029
Callable 12/1/04 @ 101, AMBAC

Summit County, Series R, 5.50%,                        250                282
12/1/13, FGIC

Summit County, Series R, 5.50%,                        535                606
12/1/16, FGIC

Summit County, Series R, 5.50%,                        930              1,055
12/1/17, FGIC

Summit County, Series R, 5.50%,                      1,095              1,243
12/1/18, FGIC

Vandalia, 5.25%, 12/1/18, Callable                   2,325              2,529
12/1/14 @ 100, AMBAC

Vandalia, 5.25%, 12/1/21, Callable                   1,305              1,395
12/1/14 @ 100, AMBAC

Warren County Special Assesment,                       725                850
6.55%, 12/1/14                                                          -----

                                                                       13,829
                                                                       ------


Education (48.6%)

Allen East Local School District, 5.38%,             1,900              2,001
12/1/25, Callable 12/1/14 @ 100, AMBAC

Anthony Wayne  Local School District,                2,215              2,379
5.75%, 12/1/30, Callable 12/1/10 @ 101,
FSA

Barnesville Village School District,                   500                549
District Credit Program, 5.75%, 12/1/22,
Callable 12/1/10 @ 101

Batavia Local School District, 7.00%,                1,500              1,635
12/1/14, Prerefunded 12/1/05 @ 102, MBIA

Brecksville-Broadview Heights City                   1,000              1,112
School District, 6.50%, 12/1/16, Callable
12/1/06 @ 102, FGIC

Brunswick City School District                         500                557
Improvements, 6.00%, 12/1/26, Callable
12/1/09 @ 101, FGIC

Chillicothe City School District, 5.00%,             1,145              1,222
12/1/17, Callable 12/1/14 @ 100, FGIC

Chillicothe City School District, 5.00%,             1,245              1,313
12/1/19, Callable 12/1/14 @ 100, FGIC

Chillicothe City School District, 5.25%,             1,580              1,669
12/1/23, Callable 12/1/14 @ 100,
FGIC (g)

Chillicothe City School District, 5.25%,               840                873
12/1/26, Callable 12/1/14 @ 100, FGIC

Chillicothe City School District, Capital              775                516
Appreciation, 0.00%, 12/1/13, FGIC

Cincinnati City School District,                     1,000              1,095
Classroom Facilities Construction &
Improvements, 5.00%, 12/1/10, FSA

Cleveland Municipal School District,                 1,800              1,865
5.00%, 12/1/21, Callable 6/1/14 @ 100,
FSA

Cleveland Municipal School District,                 2,000              2,059
5.00%, 12/1/22, Callable 6/1/14 @ 100,
FSA

Cleveland Municipal School District,                 1,295              1,355
5.25%, 12/1/24, Callable 6/1/14 @ 100,
FSA

Cleveland Municipal School District,                 2,000              2,009
5.00%, 12/1/27, Callable 6/1/14 @ 100,
FSA

Columbus City School District, School                1,000              1,049
Facilities Construction & Improvements,
5.25%, 12/1/24, Callable 12/1/14 @ 100,
FSA

Dublin City School District, Capital                 1,000                831
Appreciation, 0.00%, 12/1/09, MBIA

East Holmes Local School District,                     500                579
6.13%, 12/1/20, Callable 12/1/10
@ 102, FGIC

Fairfield City School District, 7.45%,               1,000              1,259
12/1/14, FGIC

Hamilton City School District                        1,200              1,310
Improvements, Series A, 5.38%, 12/1/16,
Callable 12/1/11 @ 100, FGIC

Hamilton City School District                          600                711
Improvements, Series A, 6.15%, 12/1/16,
State Aid Withholding

Hilliard School District, 0.00%,                     3,720              2,127
12/1/16, FGIC

Hilliard School District, 0.00%,                     3,720              2,013
12/1/17, FGIC

Indian Lake Local School District,                   2,500              2,720
Capital Appreciation, 7.00%, 12/1/14,
Callable 12/1/05 @ 102, AMBAC

Jackson Local School District, 5.63%,                1,500              1,606
12/1/25, Callable 12/1/10 @ 100, FSA

Kings Local School District, 4.13%,                    250                243
12/1/18, Callable  6/1/14 @ 100, MBIA

Kings Local School District, 4.13%,                    300                289
12/1/19, Callable  6/1/14 @ 100, MBIA

Lake Local School District, Wood                       450                481
County, 4.60%, 12/1/11, MBIA

Lake Local School District, Wood                     1,575              1,674
County, 5.30%, 12/1/21, Callable 12/1/11
@ 101, MBIA

Lakeview Local School District, 6.95%,               1,250              1,299
12/1/19

Lima City School District, 5.20%,                      255                272
12/1/06, AMBAC

Lima City School District, 5.00%,                      405                437
12/1/07, AMBAC

Lima City School District, 5.00%,                      400                435
12/1/08, AMBAC

Lima City School District, 6.00%,                    2,000              2,285
12/1/22, Callable 12/1/10 @ 102, AMBAC

Madeira City School District, 5.25%,                 1,150              1,237
12/1/20, Callable 12/1/14 @ 100, MBIA

Madeira City School District, 5.00%,                 1,530              1,551
12/1/25, Callable 12/1/14 @ 100, MBIA

Marion Local School District, 5.75%,                   230                254
12/1/22, Callable 12/1/10 @ 101, MBIA

Marysville Exempt Village School                       555                374
District, 0.00%, 12/1/13, AMBAC

Marysville Exempt Village School                       955                517
District, 0.00%, 12/1/17, AMBAC

Marysville Exempt Village School                       605                649
District, 5.25%, 12/1/18,
Callable 12/1/12 @ 100, MBIA

Marysville Exempt Village School                       725                842
District, 6.00%, 12/1/24,
Callable 12/1/10 @ 101, AMBAC

Minerva Local School District,                       2,700              2,838
Classroom Facilities, 5.13%, 12/1/20,
Callable 12/1/12 @ 100, MBIA

Mount Vernon City School District,                     500                515
7.50%, 12/1/14, Callable 12/1/04
@ 101, FGIC

Newcomerstown Exempt Village School                    900              1,048
Facilities, 6.25%, 12/1/23,
Callable 12/1/10 @ 102, MBIA

Nordonia Hills City School District,                 1,500              1,609
5.38%, 12/1/20, Callable 12/1/10
@ 101, AMBAC

Nordonia Hills City School District,                 1,500              1,579
5.45%, 12/1/25, Callable 12/1/10
@ 101, AMBAC

Sidney City School District, 4.70%,                    200                215
12/1/11, FGIC

Springboro Community City School                     3,640              3,881
District, 5.25%, 12/1/21,
Callable 6/1/14 @ 100, MBIA

Springboro Community City School                     2,065              2,118
District, 5.00%, 12/1/23,
Callable 6/1/14 @ 100, MBIA

Springboro Community City School                     1,865              1,900
District, 5.00%, 12/1/24,
Callable 6/1/14 @ 100, MBIA

Springboro Community City School                     2,130              2,158
District, 5.00%, 12/1/25,
Callable 6/1/14 @ 100, MBIA

Springfield City School District, 4.50%,               500                531
12/1/11, FGIC

Springfield City School District, 5.00%,               500                531
12/1/17, Callable 12/1/11 @ 102, FGIC

Springfield City School District, Capital            1,715              1,289
Appreciation, 0.00%, 12/1/11, AMBAC

Springfield City School District, Capital            1,000                638
Appreciation, 0.00%, 12/1/14, FGIC

Springfield Local School District,                     700                726
4.00%, 12/1/10, MBIA

State Higher Education, Capital Facility,              230                252
Series A, 5.25%, 2/1/09

State Higher Education, Series A,                    2,250              2,367
4.25%, 8/1/07

State Higher Education, Series B,                      550                575
4.25%, 11/1/11

Tecumseh Local School District, School                 250                248
Improvements, 4.63%, 12/1/22, Callable
12/1/14 @ 100, FGIC

Twinsburg Local School District,                       270                261
4.25%, 12/1/20, Callable 12/1/14
@ 100, FGIC

Wadsworth City School District, Capital                555                482
Appreciation, 0.00%, 12/1/08, FGIC

Wadsworth City School District, Capital                555                416
Appreciation, 0.00%, 12/1/11, FGIC

Warren City School District, 5.00%,                    600                620
12/1/22, Callable 6/1/14 @ 100, FGIC

Worthington City School District,                    1,000              1,095
5.90%, 6/1/07, FGIC

Worthington City School District,                    1,945              2,181
5.90%, 12/1/08, FGIC

Worthington City School District,                    2,175              2,500
6.00%, 12/1/10, FGIC

Worthington City School District,                    2,255              2,605
6.00%, 12/1/11, FGIC                                                    -----

                                                                       84,431
                                                                       ------


Housing (0.8%)

Cincinnati, 6.30%, 12/1/15, Callable                 1,250              1,306
6/1/05 @ 101, AMT                                                       -----

Public Facilities (Convention,
  Sport, Public Buildings) (1.0%)

Athens Recreation Facilities, 4.75%,                   200                215
12/1/08, FGIC

Hilliard, 5.25%, 12/1/27, Callable                     625                645
12/1/12 @ 100

Lorain County Justice Center, 3.05%,                   155                158
12/1/05, FGIC

Lorain County Justice Center, 4.20%,                   385                401
12/1/11, FGIC

Lorain County Justice Center, 4.25%,                   250                259
12/1/12, FGIC                                                             ---

                                                                        1,678
                                                                        -----


Public Improvements (7.3%)

Akron, 5.00%, 12/1/18, Callable                      1,690              1,784
12/1/13 @ 100, FGIC (g)

Akron, 5.50%, 12/1/21, Callable                        510                552
12/1/10 @ 101

Cincinnati, 5.00%, 12/1/09                           2,455              2,678

Cincinnati, 5.00%, 12/1/10                           2,955              3,234

Columbus, Series 1, 5.50%, 11/15/08                  1,000              1,107

Columbus, Series 1, 5.50%, 11/15/10                  1,000              1,126

Dayton, Capital Facilities, 5.25%,                   1,000              1,079
12/1/19, Callable 6/1/14 @ 100, AMBAC

Monroe, 5.00%, 12/1/24, Callable                     1,090              1,109
12/1/13 @ 100, FSA                                                      -----

                                                                       12,669
                                                                       ------


Transportation (1.0%)

State Highway Capital Improvements,                    500                553
Series F, 5.25%, 5/1/10

Toledo, Street Improvements, 5.00%,                  1,050              1,106
12/1/16, Callable 12/1/11 @ 100, MBIA                                   -----

                                                                        1,659
                                                                        -----


Utilities (Sewers, Telephone,
  Electric) (0.9%)

Avon, Route 83 Sewer Improvements,                     335                401
6.50%, 12/1/15

Canton, Waterworks System, 5.75%,                      500                535
12/1/10, Callable 12/1/05 @ 102, AMBAC

Huron County, Landfill Issue II, 5.40%,                285                311
12/1/07, MBIA

Huron County, Landfill Issue II, 5.60%,                320                355
12/1/09, Callable 12/1/07 @ 102, MBIA                                     ---

                                                                        1,602
                                                                        -----

                                                                      117,416
                                                                      -------


Revenue Bonds (29.7%)


Education (11.5%)

Bowling Green State University General                 380                394
Receipts, 4.00%, 6/1/10, AMBAC

Bowling Green State University General               1,000              1,080
Receipts, 4.80%, 6/1/10, FGIC

Cincinnati Technical College, 5.00%,                   500                547
10/1/10, AMBAC

Cincinnati Technical College, 5.00%,                   650                710
10/1/12, AMBAC

Cleveland State University General                   1,000              1,078
Receipts, 5.25%, 6/1/19,
Callable 6/1/14 @ 100, FGIC

Cleveland State University General                   1,000              1,048
Receipts, 5.25%, 6/1/24,
Callable 6/1/14 @ 100, FGIC

State Higher Education Capital                       1,400              1,498
Facilities, Series II-A,
5.25%, 12/1/06

State Higher Education Capital                       5,000              5,529
Facilities, Series II-A,
5.50%, 12/1/08 (g)

State Higher Education Facility                        785                815
Revenue, Denison University Project,
4.75%, 11/1/05

State Higher Education Facility                        400                432
Revenue, John Carroll University Project,
5.00%, 11/15/12

State Higher Education Facility                        250                269
Revenue, John Carroll University Project,
5.00%, 11/15/13

State Higher Education Facility                        420                459
Revenue, John Carroll University Project,
5.50%, 11/15/17, Callable 11/15/13 @ 100

State Higher Education Facility                        335                364
Revenue, John Carroll University Project,
5.50%, 11/15/18, Callable 11/15/13 @ 100

State Higher Education Facility                        530                534
Revenue, Ohio Northern University
Project, 3.50%, 5/1/09

State Higher Education Facility                        500                554
Revenue, Xavier University Project,
6.00%, 5/15/08, Callable 5/15/07
@ 102, MBIA

State Special Obligation, Elementary &               1,100              1,179
Secondary Education Facilities, Series A,
5.00%, 6/1/07, AMBAC

State Special Obligation, Elementary &               1,550              1,650
Secondary Education Facilities, Series B,
5.00%, 12/1/06, FSA

State University General Receipts, Series            1,250              1,362
A, 5.75%, 12/1/24, Callable 12/1/09 @ 101

State University General Receipts, Series B,           565                577
4.00%, 6/1/12                                                           -----

                                                                       20,079
                                                                       ------


Hospitals, Nursing Homes
  & Health Care (1.1%)

Lucas County Hospital Revenue, 5.75%,                1,785              1,890
11/15/14, Prerefunded 11/15/06 @ 102, MBIA                              -----


Housing (2.8%)

Capital Corp. for Housing Management,                1,000              1,006
Kent Gardens, Series II, 6.35%, 7/1/15,
Callable 1/1/05 @ 100, MBIA FHA

Capital Corp. for Housing Management,                  920                937
Springhill Homes, Series C, 6.50%,
7/1/24, Callable 1/1/05 @ 101, MBIA FHA

Cuyahoga County Multifamily, Water                     370                382
Street Association., 5.60%, 6/20/08,
GNMA AMT

Greater Cincinnati Elderly Housing                   2,020              2,068
Finance Corp., Walnut Towers, Series A,
6.90%, 8/1/25, Callable 8/1/04 @ 102, FHA

Housing Finance Agency, Residential,                   415                418
Series A-1, 5.70%, 9/1/09, GNMA AMT

Housing Finance Agency, Residential,                    65                 65
Series A-1, 6.35%, 9/1/31, Callable                                     -----
9/1/09 @ 100, GNMA AMT

                                                                        4,876
                                                                        -----


Pollution Control (0.6%)

State Air Quality Development                        1,000              1,000
Authority Revenue, Pollution Control,                                   -----
Ohio Edison Co., Series C, 1.10%*,
6/1/23, LOC First Union National Bank


Public Facilities (Convention, Sport,
  Public Buildings) (1.5%)

Crawford County Correctional Facilities,             1,385              1,438
6.75%, 12/1/19, Prerefunded 12/01/04
@ 102, AMBAC

State Building Authority, James A.                   1,000              1,079
Rhodes State Office, Series A,                                          -----
5.00%, 6/1/08

                                                                        2,517
                                                                        -----


Public Improvements (1.2%)

Franklin County Development,                         1,350              1,424
American Chemical Society Project,
5.00%, 10/1/06

Twinsburg, 5.50%, 12/1/15, Callable                    600                663
12/1/11 @ 100, FGIC                                                     -----

                                                                        2,087
                                                                        -----


Transportation (0.7%)

State Infrastructure Revenue, 5.00%,                 1,175              1,267
12/15/07                                                                -----


Utilities (Sewers, Telephone,
  Electric) (3.6%)

Akron Sewer System Revenue, 4.95%,                     300                326
12/1/10, AMBAC

Cleveland Public Power Systems, Series                 410                425
A, 7.00%, 11/15/16, Prerefunded
11/15/04 @ 102, MBIA

Cleveland Public Power Systems, Series                 340                352
A, 7.00%, 11/15/16, Prerefunded
11/15/04 @ 102, MBIA

Cleveland Public Power Systems, Series               1,985              2,057
A, 7.00%, 11/15/24, Prerefunded
11/15/04 @ 102, MBIA

Cuyahoga County Utility System,                      1,500              1,586
Medical Center Co. Project, Series B,
5.85%, 8/15/10, Callable 8/15/05 @ 102,
MBIA AMT

Municipal Electric Generation Agency,                  895                879
3.25%, 2/15/11, AMBAC

Municipal Electric Generation Agency,                2,500                640
0.00%, 2/15/29, AMBAC                                                   -----

                                                                        6,265
                                                                        -----

Utilities - Water (6.7%)

Akron Waterworks Revenue, 5.63%,                     1,250              1,371
12/1/20, Callable 6/1/10 @ 100, AMBAC

Avon Lake Water System Revenue,                        420                462
Series A, 5.50%, 10/1/17, Callable
10/1/10 @ 100, AMBAC

Avon Lake Water System Revenue,                        445                489
Series A, 5.50%, 10/1/18, Callable
10/1/10 @ 100, AMBAC

Clermont County Waterworks Revenue,                  1,035              1,074
Clermont County Sewer District, 4.00%,
8/1/10, AMBAC

Clermont County Waterworks Revenue,                  1,750              1,819
Clermont County Sewer District, 4.25%,
8/1/12, AMBAC (g)

Cleveland Waterworks, Series H, 5.75%,                 940              1,009
1/1/21, Prerefunded 1/1/06 @ 102, MBIA

Greene County Water System Revenue,                  1,000              1,039
Governmental Enterprise, 5.00%, 12/1/21,
Callable 12/1/14 @ 100, FSA

Huber Heights Water Systems, Capital                 1,000                350
Appreciation, 0.00%, 12/1/24, MBIA

Huber Heights Water Systems, Capital                 1,000                326
Appreciation, 0.00%, 12/1/25, MBIA

State Water Development Authority,                   1,000              1,091
Pollution Control Revenue, 5.00%,
6/1/11

Warren County Waterworks Revenue,                      365                392
Warren County Water District, 5.00%,
12/1/15, Callable 12/1/12 @ 101, FSA

Warren County Waterworks Revenue,                      645                689
Warren County Water District, 5.00%,
12/1/16, Callable 12/1/12 @ 101, FSA

Warren County Waterworks Revenue,                      680                722
Warren County Water District, 5.00%,
12/1/17, Callable 12/1/12 @ 101, FSA

Warren County Waterworks Revenue,                      710                750
Warren County Water District, 5.00%,                                    -----
12/1/18, Callable 12/1/12 @ 101, FSA

                                                                       11,583
                                                                       ------

                                                                       51,564
                                                                       ------

Total Municipal Bonds (Cost $161,902)                                 168,980
                                                                      -------


Investment Companies (1.6%)

Blackrock Ohio Money Market                      2,811,000              2,811
                                                                        -----

Total Investment Companies (Cost $2,811)                                2,811
                                                                        -----

Total Investments
  (Cost $164,713) (a) - 99.0%                                         171,791

Other assets in excess
  of liabilities - 1.0%                                                 1,686
                                                                        -----

NET ASSETS - 100.0%                                                  $173,477
                                                                     ========

------------
See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same (amounts in thousands).



                                                                                Net
                                   Gross                     Gross              Unrealized
                                   Unrealized                Unrealized         Appreciation
                                   Appreciation              Depreciation       (Depreciation)

Value Fund                         $ 34,876                  $ (4,346)          $30,530
Diversified Stock Fund              174,486                   (78,759)           95,727
Growth Fund                          56,934                   (14,151)           42,783
Established Value Fund               86,628                    (2,341)           84,287
Special Value Fund                   24,279                    (3,532)           20,747
Small Company Opportunity Fund       26,999                    (2,798)           24,201
Focused Growth Fund                      17                       (76)              (59)
Balanced Fund                        10,862                    (4,423)            6,439
Convertible Fund                      5,473                    (2,288)            3,185
Real Estate Fund                      5,569                      (234)            5,335
Intermediate Income Fund              2,042                    (1,923)              119
Fund for Income                       6,217                    (4,991)            1,226
National Municipal Bond Fund          2,168                      (298)            1,870
New York Municipal Bond Fund          1,251                         -             1,251
Ohio Municipal Bond Fund              7,327                      (249)            7,078


(b)  Non-income producing securities.

(c)  A portion or all of the security is on loan.

(d)  Serves as collateral for futures contracts.

(e)  Investment in affiliate.

(f) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(g) Segregated as collateral for securities purchased on a "when-issued" basis.

(h) As of July 31, 2004, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements and unaffiliated money market funds by the securities lending agent on behalf of the funds. Each fund received a pro rata portion of the following investments (amounts in thousands):

                                                              Market Value
                                                              of Collateral

     Morgan Stanley Liquidity Prime Money Market Fund           $ 50,000
     Reserve Primary Money Market Fund                           118,968
     Merrill Lynch Corp.                                          85,000
     Lehman Corp.                                                 25,000
     Goldman Corp.                                                72,000
     Bank of America                                              30,000
     Salomon Corp.                                                50,000
     Deutsche Corp.                                               30,000
     Wachovia Securities Corp.                                   100,000
     Bear Stearns                                                103,000
     JP Morgan Chase Corp.                                        57,000

(i) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $16,561. Cost for federal income tax purposes differs from value by net unrealized appreciation of $36,859, which is composed of $55,907 appreciation and $19,048 depreciation at July 31, 2004.

(j)  Portion of the security is pledged as collateral for call options written.

* Variable rate security. Rate presented represents rate in effect at July 31, 2004. Maturity date reflects actual maturity date.

ADR - American Depositary Receipts

AMBAC - Insured by American Municipal Bond Assurance Corp.

AMT- Alternative Minimum Tax

BAN - Bond Anticipation Note

EDR - Economic Development Revenue

FGIC - Insured by Financial Guaranty Insurance Co.

FHA - Federal Home Association

FHLB - Insured by Federal Home Loan Bank

FNMA - Insured by Federal National Mortgage Association

FSA - Insured by Financial Security Assurance

GNMA - Insured by Government National Mortgage Association

GO - General Obligation

IDR - Industrial Development Revenue

LOC - Letter of Credit

MBIA - Insured by Municipal Bond Insurance Association

MTN - Medium Term Note

SPA - Standby Purchase Agreement

TAN - Tax Anticipation Note

TECP - Tax-Exempt Commercial Paper

TRAN - Tax and Revenue Anticipation Note

VHA - Voluntary Hospitals of America

Open futures contracts as of July 31, 2004:
(Amounts in thousands except contract amount)

                                             Number of                Market
                                             Contracts                Value

Stock Index Fund

S & P 500 Index,
  expiring September 16, 2004                    26                   $7,157
----------------------------------------------------------------------------
Total Futures (Cost $7,353)                                           $7,157
----------------------------------------------------------------------------



Call Options Written:
Value Fund


                                                                                Shares
                                            Expiration        Exercise          Subject          Fair
Common Stocks                               Date              Price             to Call          Value
-------------------------------------------------------------------------------------------------------
American International Group, Inc.          9/18/04           70                350            $ 84,000
CVS Corp.                                   8/21/04           42.50             250              15,000
CVS Corp.                                   11/20/04          42.50             250              45,000
Entergy Corp.                               9/18/04           55                400              98,000
                                                                                               --------
Total (premiums received $168,996)                                                             $242,000



Options Activities for the quarter ended July 31, 2004:

Value Fund

                         Balance at     Options     Options        Balance at
                         4/30/04        written     terminated     7/31/04

Number of Contracts      -                 3,650       (2,400)        1,250
Premiums Received        -              $490,438    ($321,442)     $168,996

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               The Victory Portfolios
            ------------------------------------------------------------------


By (Signature and Title)*  /s/ Adam S. Ness
                         -----------------------------------------------------
                           Adam S. Ness, Treasurer

Date                       9/29/04
    --------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Kathleen A. Dennis
                         -----------------------------------------------------
                           Kathleen A. Dennis, President

Date                       9/29/04
    --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Adam S. Ness
                         -----------------------------------------------------
                           Adam S. Ness, Treasurer

Date                       9/29/04
    --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.